N-2 - USD ($)			2 Months Ended
		Apr. 30, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Cover [Abstract]
Entity Central Index Key		0001976336
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-283111
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		2
Entity Registrant Name		Antares Private Credit Fund
Entity Address, Address Line One		320 South Canal Street
Entity Address, Address Line Two		Ste 4200
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
City Area Code		312
Local Phone Number		638-4117
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S	Class D	Class I
	Shares	Shares	Shares
Shareholder transaction expense (fees paid directly from your investment)
Maximum sales load(1)	—%	—%	—%
Maximum Early Repurchase Deduction(2)	2.0%	2.0%	2.0%

(1)	The Fund will not charge investors an upfront sales load with respect to Class S shares, Class D shares or Class I shares; however, if you buy Class S shares, Class D shares or Class I shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares, a 2.0% cap on NAV for Class D shares and a 2.0% cap on NAV for Class I shares. Please consult your selling agent for additional information.

(2)	Under our share repurchase program, to the extent we offer to repurchase Common Shares in any particular quarter, Common Shares that have not been outstanding for at least one year will be subject to a fee of 2.0% of the relevant NAV. The one-year holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction may be waived, at our discretion, in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to our Common Shares)(3)
Base management fees(4)	1.25%	1.25%	1.25%
Incentive fees(5)	1.21%	1.21%	1.21%
Shareholder servicing and/or distribution fees(6)	0.85%	0.25%	—%
Interest payment on borrowed funds(7)	6.54%	6.54%	6.54%
Other expenses(8)	0.64%	0.64%	0.64%
Total annual expenses	10.49%	9.89%	9.64%

(3)	Estimated average net assets of $820 million for the fiscal year ending December 31, 2026 was employed as the denominator for the expense ratio computation. Actual net assets will depend on the number of Common Shares we actually sell, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any.

(4)	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% of the value of our net assets as of the beginning of the first business day of the applicable month.

(5)	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts:

●	The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below), for each calendar quarter subject to a 6.0% annualized hurdle rate, with a catch-up.

●	The second part of the incentive is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains, from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.

(6)	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Distributor and/or a participating broker: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares, and (b) for Class D shares, a shareholder servicing fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. No shareholder servicing or distribution fees will be paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which Common Shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, as required by exemptive relief that allows us to offer multiple classes of Common Shares, at the end of the month in which the Distributor in conjunction with the Transfer Agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Distributor or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares and Class D shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares. See “Plan of Distribution” and “Estimated Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.

(7)	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 113% of our weighted average net assets for the fiscal year ending on December 31, 2026, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 5.81%. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of Common Shares registered in this offering and the availability of financing in the market.

(8)	“Other expenses” include accounting, legal and auditing fees, custodian and transfer agent fees, reimbursement of expenses to our Administrator, organization and offering expenses, insurance costs and fees payable to our Trustees, as discussed in “Plan of Operation.” “Other expenses” represent the estimated annual other expenses of the Fund and its subsidiaries based on annualized other expenses for the current fiscal year ending December 31, 2026 and estimated average net assets of $820 million for the fiscal year ending December 31, 2026. “Other expenses” do not include additional expense support payments or reimbursements.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example: We have provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of our Common Shares. In calculating the following expense amounts, we have assumed that: (1) that our annual operating expenses and offering expenses remain at the levels set forth in the table above, after application of the Adviser’s obligation to make Required Expense Payments as described above, except to reduce annual expenses upon completion of organization and offering expenses, (2) that the annual return before fees and expenses is 5.0%, (3) that the net return after payment of fees and expenses is distributed to shareholders net of the shareholder servicing and/or distributions fees and such amount is reinvested at NAV and (4) your financial intermediary does not directly charge you transaction or other fees.

Class S shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$93	$267	$426	$768
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$99	$283	$449	$798

Class D shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$87	$251	$403	$737
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$93	$267	$427	$769

Class I shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$84	$244	$394	$724
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$91	$261	$417	$757

While the examples assume a 5.0% annual return on investment after management fees and expenses, but before incentive fees, our performance will vary and may result in an annual return that is greater or less than this. These examples should not be considered a representation of your future expenses. If we achieve sufficient returns on our investments to trigger a quarterly incentive fee on income and/or if we achieve net realized capital gains in excess of 5.0%, both our returns to our shareholders and our expenses would be higher. See “Advisory Agreement and Administration Agreement” for information concerning incentive fees.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in Common Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.

Basis of Transaction Fees, Note [Text Block]		fees paid directly from your investment
Other Expenses, Note [Text Block]		“Other expenses” include accounting, legal and auditing fees, custodian and transfer agent fees, reimbursement of expenses to our Administrator, organization and offering expenses, insurance costs and fees payable to our Trustees, as discussed in “Plan of Operation.” “Other expenses” represent the estimated annual other expenses of the Fund and its subsidiaries based on annualized other expenses for the current fiscal year ending December 31, 2026 and estimated average net assets of $820 million for the fiscal year ending December 31, 2026. “Other expenses” do not include additional expense support payments or reimbursements.
Acquired Fund Incentive Allocation, Note [Text Block]
(5)	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts:

●	The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below), for each calendar quarter subject to a 6.0% annualized hurdle rate, with a catch-up.

●	The second part of the incentive is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains, from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Class and Period	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
Morgan Stanley Facility
December 31, 2025	$910,419	$1,771.3	—	N/A
December 31, 2024	$110,194	$6,784.9	—	N/A
Revolving Credit Facility
December 31, 2025	$40,000	$1,771.3	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.

(2)	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following table as of the end of the audited fiscal years ended December 31, 2025 and 2024 (dollar amounts in thousands). This information about our senior securities should be read in conjunction with our consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included elsewhere in this prospectus.

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
Morgan Stanley Facility
December 31, 2025	$910,419	$1,771.3	—	N/A
December 31, 2024	$110,194	$6,784.9	—	N/A
Revolving Credit Facility
December 31, 2025	$40,000	$1,771.3	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.

(2)	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Headings, Note [Text Block]		SENIOR SECURITIES
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

We were formed on May 1, 2023, as a Delaware statutory trust, and commenced operations on November 5, 2024. We have filed an election to be regulated as a BDC under the 1940 Act. We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code. As a BDC and a RIC, we will be required to comply with certain regulatory requirements.

Our investment objective is to provide risk-adjusted returns and current income to shareholders by investing primarily in loans to U.S. borrowers. Our investment strategy focuses primarily on private credit investments structured as Portfolio Loans to U.S. borrowers. The Fund is expected to acquire Portfolio Loans that have been sourced and underwritten (i.e., evaluated for associated potential risks) by Adviser Parties or by other loan originators that can include, among others, joint ventures in which one or more Adviser Parties have interests. A Portfolio Loan is one that the Fund may generally hold on its own or in a group with other Antares advised funds and accounts and/or third-party investors. Portfolio Loans are generally expected to have an average contractual term of five to seven years, with an expected life typically between three to four years. Unitranche loans represent a hybrid loan structure that combines senior debt and subordinated debt into one loan.

While our investment strategy primarily focuses on companies in the United States, we also intend to leverage Antares’ global presence to invest in companies in Canada, Europe and other locations outside the U.S., subject to compliance with BDC requirements to invest at least 70% of assets in “eligible portfolio companies.” The Fund’s subsidiaries’ (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund) principal investment strategies and associated principal risks will be consistent with the Fund’s principal investment strategies and associated principal risks.

Our investment strategy also includes a smaller allocation to more liquid credit investments such as broadly syndicated loans and corporate bonds. We intend to use these investments to maintain liquidity for our share repurchase program and manage cash before investing subscription proceeds into originated loans, while also seeking attractive investment returns. We may also invest in publicly traded securities of larger corporate issuers on an opportunistic basis when market conditions create compelling potential return opportunities, subject to compliance with BDC requirements to invest at least 70% of assets in “eligible portfolio companies.” Prior to raising sufficient capital, the portfolio may display a greater percentage of assets within liquid credit opportunities than we otherwise would expect for a fully invested portfolio.

Under normal circumstances, we will invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in private credit investments, including Portfolio Loans. Such 80% policy is not a fundamental policy, as the term is defined under the 1940 Act. We expect that most of the Portfolio Loans will be senior secured loans consisting of term loans and/or related delayed draw term loans and/or revolving loans. A portion of the Fund’s investments may also be composed of “covenant-lite loans.” “Covenant-lite loans” contain limited, if any, financial covenants. Generally, covenant-lite loans either do not require the obligor to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the obligor to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. For more information regarding the characteristics and risks associated with covenant-lite loans, see “Risk Factors – Investing in “Covenant—Lite” Loans Involves Certain Risks.” The private companies to which Portfolio Loans are made typically enter into senior secured loans in order to acquire capital for growth, acquisitions, recapitalizations, refinancings and leveraged buyouts. Such loans typically pay interest at rates determined periodically on the basis of a floating base lending rate plus a premium. The Adviser will seek to build an attractive, diversified portfolio of Portfolio Loans which, after acquisition by the Fund will be subject to active monitoring by the Adviser’s or its affiliates’ credit analysts and management team. Portfolio Loans are generally expected to have average maturity terms of 5-7 years. Originated loans are generally expected to be held by the Fund until maturity or until they are refinanced by the borrower. There are no limits on the amount of Portfolio Loans the Fund may originate to issuers in the same industry. We expect most of our debt investments will be unrated. When rated by a nationally recognized statistical ratings organization, our investments will generally carry a rating below investment grade (rated lower than “Baa3” by Moody’s Investor Service, Inc. or lower than “BBB-” by Standard & Poor’s Rating Services). Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value.

Although not expected to be a primary component of our investment strategy, we may also make certain Opportunistic Investments, in each case taking into account availability of leverage for such investments and our target risk/return profile. We may, to a limited extent, invest in junior debt (whether secured or unsecured), including mezzanine loans, as part of our investment strategy and upon approval of each such investment by the Fund’s portfolio management team. We may also invest in preferred equity, or our debt investments may be accompanied by equity-related securities (such as options or warrants) and/or select common equity investments. While we expect that our assets will primarily be directly originated, we may also invest in structured products or broadly syndicated transactions. Our liquid credit instruments may include senior secured loans, senior secured bonds, high yield bonds and structured credit instruments.

We may enter into interest rate, foreign exchange, and/or other derivative arrangements to hedge against interest rate, currency, and/or other credit related risks through the use of futures, swaps, options and forward contracts. These hedging activities will be subject to the applicable legal and regulatory compliance requirements; however, there can be no assurance any hedging strategy employed will be successful. We may also seek to borrow capital in local currency as a means of hedging non-U.S. dollar denominated investments.

While we do not intend to invest in non-performing, defaulted or partially defaulted loans, it is possible that Portfolio Loans may become non-performing, defaulted or partially defaulted loans while owned by us. The Adviser believes that its consistent credit discipline, rigorous internal review processes and direct access to management positions allows it to quickly recognize when credits begin to deteriorate. Antares Capital maintains a dedicated team of credit advisory professionals with broad loan recovery capabilities, allowing the Fund to pursue recoveries and seek to avoid selling into dislocated markets.

We expect to invest in co-investment transactions with other Antares funds. See “Regulation—Affiliated Transactions” and “Conflicts of Interest—Co-Investment Transactions.”

Our investments are subject to a number of risks. See “Investment Objective and Strategies” and “Risk Factors.”

The Adviser and the Administrator

The Fund’s investment activities will be managed by Antares Capital Credit (in its capacity as the Adviser), an investment adviser registered with the SEC under the Advisers Act. Our Adviser will be responsible for sourcing potential investments, conducting due diligence on prospective investments, analyzing investment opportunities, structuring investments and monitoring our portfolio on an ongoing basis.

In its capacity as the Administrator, Antares Capital Credit will provide, or oversee the performance of, administrative and compliance services. We will reimburse the Administrator for its costs, expenses and the Fund’s allocable portion of compensation (including salaries, bonuses and benefits) of the Administrator’s personnel and the Administrator’s overhead (including rent, office equipment and utilities) and other expenses incurred by the Administrator in performing its administrative obligations under the Administration Agreement.

The Adviser is in the business of providing investment management services on a discretionary and non-discretionary basis to its clients (including, without limitation, the Fund and other clients) whose investment strategy is to invest primarily in secured loans sourced primarily by the Antares Lending Platform. The Adviser has access to the same resources and investment personnel for the management of the Fund available throughout the Antares Lending Platform pursuant to a shared services agreement (the “Shared Services Agreement”). The Adviser is a wholly-owned subsidiary of Antares Capital and is headquartered in Chicago, IL. Antares Capital, whose predecessor in interest was founded in 1996, is a subsidiary of ACM and the ultimate owner of a majority of the limited partnership interests in Antares Capital is the Canada Pension Plan Investment Board. Antares Capital’s predecessor in interest was General Electric Capital Corporation. As of December 31, 2025, Antares had approximately $90 billion in CUMA.

Market Opportunity

Current market conditions are expected to present attractive opportunities for the Fund to lend to PE sponsor-backed middle-market companies, specifically:

De-emphasis of Commercial and Investment Bank Services to Middle-Market Companies. Many commercial and investment banks have de-emphasized their services and product offerings to middle-market companies in favor of lending to large corporate clients and managing capital markets transactions. Additionally, bank lenders face regulatory constraints that are not applicable to the Fund in their ability to originate and hold loans and high-yield securities for PE sponsor-backed middle-market companies. These factors are expected to result in PE sponsor-backed middle-market companies continuing to seek non-bank funding sources, thereby generating new market opportunities for the Fund.

Limited Market Participants. There are a limited number of market participants willing to commit meaningful amounts of certain loans to PE sponsor-backed middle-market companies. PE sponsors and borrowers in the Fund’s market are expected to value the Fund’s ability to offer committed financing solutions, reducing execution risk. Given the size of the Antares Lending Platform, the Fund has the ability to offer underwritten financing without reliance on syndication. However, given the scale of the Antares capital markets platform and network of institutional loan buyers, Antares also has the ability to offer syndicated execution. The combination of these capabilities is expected to be a key differentiating factor of the Fund in PE sponsor-backed middle-market lending.

Large Pool of Un-invested PE Capital for Middle-Market Businesses. There is a large pool of un-invested PE capital expected for middle-market businesses, which PE sponsors will seek to leverage by combining their equity investments with senior secured loans and unitranche debt from other sources such as the ones our platform provides. PitchBook LCD data indicates approximately $930 billion of sponsored loan maturities are expected by 2030. Further, according to Preqin’s North American PE buyout dry powder remains sizeable, amounting to more than $700 billion as of December 31, 2025.

Disruption and Volatility in Credit Markets. Disruption and volatility occur periodically in the credit markets, which can reduce the supply of capital available from providers in the Fund’s market and in turn, to PE sponsor-backed middle-market companies. This is expected to result in additional opportunities for the Fund’s business as many lenders and investors often seek to invest in larger, more liquid offerings rather than middle-market offerings during such periods of volatility.

Size and Growth of Middle-Market Companies. Middle-market companies represent a large segment of the economy, and are expected to account for one-third of U.S. private sector employment. The size and potential growth of middle-market companies are expected to drive an ongoing need for credit in the future.

Whatever relationship any of the Adviser Parties has with any of the PE sponsors, the Fund (and any other Antares affiliate also investing consistent with the 1940 Act and the exemptive order granted by the SEC) will have a direct contractual relationship with the borrower.

Potential Competitive Strengths

The Adviser believes that the Fund represents an attractive investment opportunity for prospective investors, distinguished by the following key characteristics:

Ability to Source Portfolio Loans from Adviser Parties. The Adviser expects that most or all of the Fund’s Portfolio Loans will be sourced and originated by an Adviser Party and that other Adviser Parties will co-invest in Portfolio Loans at the same time as the Fund. By the time the Fund acquires any Portfolio Loan that has been sourced and originated by an Adviser Party, such acquisition will have been approved by the Investment Committee of the Adviser. In addition, the Fund can acquire Portfolio Loans sourced, originated and sold by third parties unrelated to any Adviser Party.

Experienced, Credit-Driven Team with Strong Sourcing Ability. Antares maintains what it believes to be one of the broadest and longest-tenured coverage teams in the private equity sponsor market. Antares has a team of more than 20 direct sponsor coverage professionals. These investment professionals have cultivated long-term relationships with more than 400 private equity firms, in many cases extending back to such private equity firms’ founding. Due to these trusted, long-standing relationships, Antares is often granted the first and last look at transactions. This allows Antares to be highly selective in the credit it pursues.

Rigorous Credit Analysis and Investment Process. Antares’ investment approach is driven by a rigorous and team-oriented credit culture focused on delivering strong, risk-adjusted returns for its investors. Antares underwrites investment opportunities based primarily on the sustainability of the borrower’s cash flows and places emphasis on the following: (i) demonstrated, stable cash flow generation, (ii) borrower’s value proposition and competitive position in the marketplace, (iii) product, customer, supplier, end market and/or geographic diversification, (iv) management team depth and relevant experience, (v) borrower’s systems, procedures and reporting capabilities, and (vi) corporate finance exit alternatives. Each potential loan that is originated by an Adviser Party will be subject to a rigorous credit analysis and investment process by Antares’ credit team.

Incumbency Advantage. As lead arranger on one of the largest portfolios of loans to middle market borrowers, Antares has extensive proprietary insight which it often leverages for swift, well-informed executions. Antares believes its historical knowledge and trusted relationships with private equity sponsors and their portfolio companies provide it the opportunity to make better credit decisions resulting in better credit performance. In many instances, tenure with borrowers allows for advantages in sponsor-to-sponsor sales and early awareness of follow-on financing needs and may result in opportunities to provide such financings on favorable pricing terms. Incumbent relationships also allow for a capacity hedge when leveraged buyout activity declines and transactions shift toward add-ons and recapitalizations.

Antares Direct Holdings of Senior Loans. Antares generally holds a portion of each senior loan it originates in its investment portfolio, either directly or indirectly through its consolidated subsidiaries and/or through its direct or indirect interests in certain joint ventures that invest in such loans. Antares Direct Holdings are distinguishable from many competing lenders without an investment portfolio of their own or with a more limited investment portfolio. Antares’ philosophy with respect to the senior loans it sources and originates is commensurate with its proactive investment strategy and confidence in its capital recovery capabilities. Antares’ investment portfolio hold also gives rise to certain conflicts of interest. See “Conflicts of Interest.”

The Board

Overall responsibility for the Fund’s oversight rests with the Board. We have entered into the Advisory Agreement with the Adviser, pursuant to which the Adviser will manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in our operations in accordance with the provisions of the 1940 Act, the Fund’s Bylaws and applicable provisions of state and other laws. The Adviser will keep the Board well informed as to the Adviser’s activities on our behalf and our investment operations and provide the Board information with additional information as the Board may, from time to time, request. The Board is currently composed of five members, three of whom are Trustees who are not “interested persons” of the Fund or the Adviser as defined in the 1940 Act.

Investment Selection

Our investment activities are managed by our Adviser. Our Adviser is responsible for origination, underwriting, structuring and monitoring our investments and for allocating assets to be managed and invested by our Adviser for cash management purposes. The Fund is expected to acquire Portfolio Loans that have been sourced, underwritten (i.e., evaluated for associated potential risks) and originated by an Adviser Party or by other loan originators that could include, among others, joint ventures in which one or more Adviser Parties have, or had, interests.

Screening/Early Read: Typically, a new opportunity is brought to the Antares Lending Platform through Antares’ sponsor coverage investment professionals. The coverage professional writes a summary outlining the strengths, risks, key diligence items and initial leverage guidance. If the coverage professional identifies the opportunity as a transaction that the Antares Lending Platform would like to pursue, the deal moves to the Screening Committee, which is comprised of three managing directors who evaluate the opportunity. Historically, over 50% of deals are declined during this phase. If the Screening Committee is supportive, a team of approximately three to four investment professionals is staffed on the transaction, which initiates the next phase.

Term Sheet/Exploratory Due Diligence: In addition to the sponsor coverage professionals, a deal team is typically made up of multiple credit professionals, including one senior credit professional (a managing director, senior vice president (“SVP”), or vice president), one assistant vice president and one associate or analyst). This team conducts due diligence, which may include the following: prepare a question list, attend management meetings, tour facilities, review the data room, conduct third-party industry calls, analyze the industry and competitive landscape, run financial models and evaluate corporate finance alternatives. This team will evaluate potential risks including business and operational complexity, industry cycles and macro trends, substitute products, industry and product innovation, regulatory environment, currency risk, labor, and raw material dependencies, among other factors. Additionally, the potential borrower’s historical financials are thoroughly analyzed. Fluctuations in revenue, margin and capital expenditure are analyzed to understand the key drivers (e.g., loss of a customer, product mix, pricing fluctuation, raw material price changes, macro industry trends, acquisition, etc.). Deal teams use this and other information to develop base case financial projections for the company. The deal team also develops downside projections based on scenarios to stress test the proposed capital structure. At this phase in the transaction, the deal is typically presented for approval to issue a term sheet or commitment subject to confirmatory diligence.

Commitment/Confirmatory Due Diligence: To finalize diligence, deal teams leverage the experience and insight from the potential borrower’s management team, the sponsor, the Antares portfolio, third-party industry reports and third-party industry experts. The deal team completes an accounting review/quality of earnings analysis, background checks, legal due diligence, customer calls, environmental assessments, insurance, system, regulatory and tax reviews. Based on this information, the deal team prepares a comprehensive memo which is submitted for approval by Antares Capital Advisers Investment Committee.

After confirmatory diligence and legal documentation are substantially complete, the deal team prepares a closing memo to highlight the final terms and any material changes since commitment approval. Any term outside of written deal team delegations must be formally approved.

Investment Committee

The investment activities of the Fund are under the direction of the Investment Committee and the Board. The Investment Committee is currently comprised of Timothy Lyne, Tyler Lindblad, Shannon Fritz, Michael Hynes, Vivek Mathew and Troy Unell. The day-to-day activities of the Fund are overseen by the Fund’s “Investment Team”, each member of which is an officer or employee of the Adviser or its affiliate, pursuant to the Shared Services Agreement with Antares Capital. The Investment Team includes individuals with substantial experience in both secured loan and public credit investing and risk management. The Adviser may change the composition of the Investment Committee and the Investment Team at any time, and the Adviser may add additional senior Investment Team members to the Investment Committee over time. The culmination of the private investment process is typically a comprehensive Investment Committee recommendation package that details the merits, risks and research conducted to reach the investment conclusion. This package is then presented, reviewed and deliberated by the Investment Team and the Investment Committee members during the Investment Committee meeting. The Investment Committee meeting is the forum in which Investment Committee members can raise key questions, counter opinions, and deliberate on the investment opportunity.

Portfolio Management

The management of our investment portfolio will be the responsibility of the Adviser and the Investment Committee. Mr. Lindblad is the lead portfolio manager of the Investment Team.

As of December 31, 2025, Antares is staffed with approximately 230 investment personnel, including the investment personnel noted above, and approximately 465 employees and may retain additional investment personnel in the future based upon its needs.

Credit Facilities

Morgan Stanley Facility

On November 6, 2024, APCF Funding SPV LLC (“Credit SPV”), a wholly-owned subsidiary of the Fund, as borrower, and the Fund, as equity holder and servicer, entered into a loan facility (the “Loan Facility”) for revolving and term loans pursuant to a Loan and Servicing Agreement (the “Agreement”), with the lenders from time to time party thereto, Morgan Stanley Senior Funding, Inc., as administrative agent (the “Administrative Agent”), U.S. Bank Trust Company, National Association, as collateral agent (“Collateral Agent”), and U.S. Bank National Association, as account bank and collateral custodian. The Agreement is effective as of November 6, 2024. Capitalized terms used herein but not otherwise defined herein shall have the meanings assigned to such terms in the Agreement.

Loans under the Loan Facility initially bear interest at (i) a per annum rate equal to Term SOFR plus an additional margin calculated as a percentage of the aggregate principal balance of the underlying collateral obligations (the “Applicable Margin”) for Loans denominated in U.S. Dollars, (ii) EURIBOR plus the Applicable Margin for loans denominated in Euros, (iii) Daily Compounded Canadian Overnight Repo Rate Average plus the Applicable Margin for loans denominated in Canadian Dollars, and (iv) Daily Simple SONIA plus the Applicable Margin for loans denominated in Great British Pounds, (v) BBSW plus the Applicable Margin for loans denominated in Australian Dollars and (vi) TONA plus the Applicable Margin for loans denominated in Japanese Yen. The Applicable Margin will equal the product of (i) 1.65% and (ii) the lesser of: (x) aggregate principal balance of all broadly-syndicated loans divided by the aggregate principal balance of all eligible loans and (y) 35% (“Percentage”) plus the product of (i) 1.90% and (ii) 100% minus PercentageL, subject to a step-up of 2.00% following the occurrence of an Event of Default or after the automatic occurrence or declaration of the Facility Maturity Date.

The initial maximum principal amount under the Agreement is $500 million and the Agreement includes an accordion provision to permit increases to the total facility amount up to a maximum of $1 billion, subject in each case to the satisfaction of certain conditions and the consent of the Administrative Agent and each Lender whose commitment is being increased. Proceeds from loans made under the Loan Facility may be used to fund collateral obligations acquired by Credit SPV, to pay certain fees and expenses and to make distributions to the Fund, subject to certain conditions set forth in the Agreement. Revolving loans borrowed under the Loan Facility may be repaid and reborrowed until the end of the Revolving Period, which can occur no later than November 6, 2027 (unless extended), and all amounts outstanding under the Loan Facility must be repaid by November 6, 2029. The Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for loan facilities of this nature.

On March 18, 2025, the Company entered into the First Amendment to Loan and Servicing Agreement (the “Amendment”), among the parties listed above. The Amendment provides for, among other things, an increase in the aggregate commitments of the lenders under the Morgan Stanley Facility from $500 million to $1 billion, as well as certain changes to the concentration limits.

Subsidiaries of the Fund include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund. The Fund’s subsidiaries’ principal investment strategies and associated principal risks will be consistent with the Fund’s principal investment strategies and associated principal risks. The Fund will comply with the provisions of the 1940 Act governing affiliated transactions and custody (Section 57) and capital structure and leverage (Section 18, as modified by Section 61) on an aggregate basis with any subsidiary, such that the Fund will treat subsidiary debt as its own for purposes of Section 61 under the 1940 Act. In addition, to the extent that any subsidiary of the Fund is party to an investment or management agreement with the Adviser, an affiliate of the Adviser or any other person, the Fund will comply with the provisions of the 1940 Act relating to investment advisory contracts as if the applicable adviser or manager were an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

SMBC Facility

On December 11, 2025, the Fund, as Borrower, entered into a senior secured credit facility (the “Facility”) pursuant to a Senior Secured Credit Agreement (the “Senior Secured Credit Agreement”) with Sumitomo Mitsui Banking Corporation, as administrative agent, the lenders and issuing banks party thereto (the “Lenders”). The Senior Secured Credit Agreement is effective as of December 11, 2025.

The Fund may borrow amounts in U.S. dollars or certain other permitted currencies under the Facility. Advances under the Facility drawn in U.S. dollars will initially bear interest at a per annum rate equal to 0.75% or 0.875% plus an “alternate base rate” (as described in the Agreement) in the case of any loan of any class as provided for under the terms of the Senior Secured Credit Agreement (a “Loan”) denominated in U.S. dollars and bearing interest at a rate determined by reference to the “alternate base rate” and 1.75% or 1.875% plus Term SOFR (as defined in the Senior Secured Credit Agreement) in the case of any Term Benchmark Loan (as defined in the Senior Secured Credit Agreement) or Loan bearing interest at a rate determined by reference to Daily Simple RFR (as defined in the Senior Secured Credit Agreement), in each case, depending on the Fund’s rate option election and borrowing base (as of the most recently delivered borrowing base certificate delivered under the Senior Secured Credit Agreement). Advances under the Facility drawn in currencies other than U.S. dollars will bear interest at certain local rates consistent with market standards. The Fund will also pay a fee of 0.325% on average daily undrawn amounts under the Facility.

The initial principal amount of the Facility was $500,000,000, subject to availability under the borrowing base, which is based on the Fund’s portfolio investments and other outstanding indebtedness, with an accordion provision to permit increases to the total facility amount up to $875,000,000, subject to the satisfaction of certain conditions. On January 8, 2026, the Fund entered into a commitment increase agreement with Apple Bank and Webster Bank, National Association to increase the aggregate commitments under the Facility from $500 million to $560 million through the accordion provision.

The Facility is guaranteed by certain subsidiaries of the Fund, and will be guaranteed by certain domestic subsidiaries of the Fund that are formed or acquired by the Fund in the future (collectively, the “Guarantors”). Proceeds of the Facility may be used for general corporate purposes, including, without limitation, repaying outstanding indebtedness, making distributions, contributions and investments, and acquisition and funding, and such other uses as permitted under the Senior Secured Credit Agreement.

The Facility is secured by a perfected first-priority interest in substantially all of the portfolio investments held by the Fund and each Guarantor, subject to certain exceptions, and includes a $50,000,000 limit for swingline loans.

The availability period under the Facility will terminate on December 11, 2029 (the “Commitment Termination Date”) and the Facility will mature on December 11, 2030 (the “Maturity Date”). During the period from the Commitment Termination Date to the Maturity Date, the Fund will be obligated to make mandatory prepayments under the Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.The Senior Secured Credit Agreement includes customary affirmative and negative covenants, including financial covenants requiring the Fund to maintain a minimum shareholders’ equity and asset coverage ratio, and certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.

Allocation of Investment Opportunities

General

Antares provides investment management services to investment funds, client accounts and proprietary accounts that Antares has established.

Antares will share any investment and sale opportunities with its other clients and the Fund in accordance with the Advisers Act and firm-wide allocation policies. Subject to the Advisers Act and as further set forth in this prospectus, certain other clients may receive certain priority or other allocation rights with respect to certain investments, subject to various conditions set forth in such other clients’ respective governing agreements.

In addition, as a BDC regulated under the 1940 Act, the Fund will be subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, limit the Fund’s ability to make investments or enter into other transactions alongside other clients.

Co-Investment Relief

The Fund and the Adviser have received an exemptive order (the “Order”) from the SEC that permits us, among other things, to co-invest with certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and/or its affiliates, subject to certain terms and conditions. Under the terms of the Order, a majority of our Independent Trustees must reach certain conclusions in connection with certain co-investment transactions (e.g., in the case of follow-on investments in an existing issuer in which affiliates, but not the Fund, have an existing investment, and non-pro rata follow-on investments in, and dispositions of, securities of an existing issuer), including that (i) terms of the proposed transaction are reasonable and fair ot the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned, and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies. The Fund may determine to participate or not to participate, depending on whether the Adviser determines that the investment is appropriate for the Fund (e.g., based on investment strategy). The co-investment would generally be allocated to us and the other Antares Lending Platform funds that target similar assets in accordance with the Adviser’s allocation policy. If the Adviser determines that such investment is not appropriate for us, the investment will not be allocated to us.

Competition

The business of investing in debt investments is highly competitive and involves a high degree of uncertainty. Market competition for investment opportunities includes traditional lending institutions, including commercial and investment banks, as well as a growing number of non-traditional participants, such as hedge funds, private equity funds, mezzanine funds, and other private investors, as well as BDCs, and debt-focused competitors, such as issuers of CLOs, and other structured loan funds. In addition, given the Fund’s target investment market and investment type, the Adviser expects a large number of competitors for investment opportunities. Some of these competitors may have access to greater amounts of capital and to capital that may be committed for longer periods of time or may have different return thresholds than the Fund, and thus these competitors may have advantages not shared by the Fund. In addition, competitors may have incurred, or may in the future incur, leverage to finance their debt investments at levels or on terms more favorable than those available to the Fund. Furthermore, competitors may offer loan terms that are more favorable to borrowers, such as less onerous borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Strong competition for investments could result in fewer investment opportunities for the Fund, as certain of these competitors have established or are establishing investment vehicles that target the same or similar investments that the Fund intends to purchase.

Over the past several years, many investment funds have been formed with investment objectives similar to those of the Fund, and many such existing funds have grown in size and have added larger successor funds to their platform. These and other investors may make competing offers for investment opportunities identified by the Adviser which may affect the Fund’s ability to participate in attractive investment opportunities and/or cause the Fund to incur additional risks when competing for investment opportunities. Moreover, identifying attractive investment opportunities is difficult and involves a high degree of uncertainty. The Adviser may identify an investment that presents an attractive investment opportunity but may not be able to complete such investment in a manner that meets the objectives of the Fund. The Fund may incur significant expenses in connection with the identification of investment opportunities and investigating other potential investments that are ultimately not consummated, including expenses related to due diligence, transportation and legal, accounting and other professional services as well as the fees of other third-party service providers.

Non-Exchange Traded, Perpetual-Life BDC

The Fund is non-exchange traded, meaning its shares are not listed for trading on a stock exchange or other securities market and a perpetual-life BDC, meaning it is an investment vehicle of indefinite duration, whose common shares are intended to be sold monthly on a continuous basis at a price generally equal to our monthly NAV per share. In our perpetual-life structure, we may, at our discretion, offer investors an opportunity to repurchase their shares on a quarterly basis, but we are not obligated to offer to repurchase any in any particular quarter. We believe that our perpetual nature enables us to execute a patient and opportunistic strategy and be able to invest across different market environments. This may reduce the risk of the Fund being a forced seller of assets in market downturns compared to non-perpetual funds. While we may consider a liquidity event at any time in the future, we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time.

FINRA Rule 2310(b)(3)(D) requires that we disclose the liquidity of prior public programs sponsored by the Adviser, in which disclosed in the offering materials was a date or time period at which the program might be liquidated, and whether the prior program(s) in fact liquidated on or around that date or during the time period. As of the date of this prospectus, the Adviser has not sponsored any prior public programs responsive to FINRA Rule 2310(b)(3)(D).

Emerging Growth Company

We are an “emerging growth company,” as defined by the Jumpstart Our Business Startups Act of 2012, or the “JOBS Act.” As an emerging growth company, we are eligible to take advantage of certain exemptions from various reporting and disclosure requirements that are applicable to public companies that are not emerging growth companies. For so long as we remain an emerging growth company, we will not be required to:

●	have an auditor attestation report on our internal control over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act;

●	submit certain executive compensation matters to shareholder advisory votes pursuant to the “say on frequency” and “say on pay” provisions (requiring a non-binding shareholder vote to approve compensation of certain executive officers) and the “say on golden parachute” provisions (requiring a non-binding shareholder vote to approve golden parachute arrangements for certain executive officers in connection with mergers and certain other business combinations) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010; or

●	disclose certain executive compensation related items, such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation.

In addition, the JOBS Act provides that an emerging growth company may take advantage of an extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies. This means that an emerging growth company can delay adopting certain accounting standards until such standards are otherwise applicable to private companies. We have elected to opt out of the extended transition period.

We will remain an emerging growth company for up to five years, or until the earliest of: (1) the last date of the fiscal year during which we had total annual gross revenues of $1.235 billion or more; (2) the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible debt; or (3) the date on which we are deemed to be a “large accelerated filer” as defined under Rule 12b-2 under the Exchange Act.

We do not believe that being an emerging growth company will have a significant impact on our business or this offering. We have made an irrevocable election not to take advantage of this exemption from new or revised accounting standards. We therefore are subject to the same new or revised accounting standards as other public companies that are not emerging growth companies. Because we are not a large accelerated filer or an accelerated filer under Section 12b-2 of the Exchange Act, and will not be for so long as our Common Shares are not traded on a securities exchange, we will not be subject to auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act even once we are no longer an emerging growth company.

Employees

We do not currently have any employees and do not expect to have any employees. Services necessary for our business are provided by individuals who are employees of the Adviser or its affiliates pursuant to the terms of the Advisory Agreement and the Administrator or its affiliates pursuant to the Administration Agreement. Each of our executive officers described under “Management of the Fund” is employed by the Adviser or its affiliates. Our day-to-day investment operations will be managed by the Adviser. The services necessary for the sourcing and administration of our investment portfolio will be provided by investment professionals employed by the Adviser or its affiliates. The Investment Team will focus on origination, non-originated investments and transaction development and the ongoing monitoring of our investments. In addition, we will reimburse the Administrator for its costs, expenses and allocable portion of overhead, including compensation (including salaries, bonuses and benefits) paid by the Administrator (or its affiliates) to the Fund’s chief compliance officer and chief financial officer and their respective staffs as well as other administrative personnel (based on the percentage of time such individuals devote, on an estimated basis, to the business and affairs of the Fund).

Regulation as a BDC

The following discussion is a general summary of the material prohibitions and descriptions governing BDCs generally. It does not purport to be a complete description of all of the laws and regulations affecting BDCs.

Qualifying Assets. Under the 1940 Act, a BDC may not acquire any asset other than qualifying assets, unless, at the time the acquisition is made, qualifying assets represent at least 70% of the company’s total assets. The principal categories of qualifying assets relevant to our business are any of the following:

(1)           Securities purchased in transactions not involving any public offering from the issuer of such securities, which issuer (subject to certain limited exceptions) is an Eligible Portfolio Company (as defined below), or from any person who is, or has been during the preceding 13 months, an affiliated person of an Eligible Portfolio Company, or from any other person, subject to such rules as may be prescribed by the SEC. An “Eligible Portfolio Company” is defined in the 1940 Act as any issuer which:

(a)           is organized under the laws of, and has its principal place of business in, the United States;

(b)           is not an investment company (other than a small business investment company wholly owned by the BDC) or a company that would be an investment company but for certain exclusions under the 1940 Act; and

(c)           satisfies any of the following:

(i)            does not have any class of securities that is traded on a national securities exchange;

(ii)           has a class of securities listed on a national securities exchange, but has an aggregate market value of outstanding voting and non-voting common equity of less than $250 million;

(iii)           is controlled by a BDC or a group of companies, including a BDC and the BDC has an affiliated person who is a director of the Eligible Portfolio Company; or

(iv)          is a small and solvent company having total assets of not more than $4 million and capital and surplus of not less than $2 million.

(2)           Securities of any Eligible Portfolio Company controlled by the Fund.

(3)           Securities purchased in a private transaction from a U.S. issuer that is not an investment company or from an affiliated person of the issuer, or in transactions incident thereto, if the issuer is in bankruptcy and subject to reorganization or if the issuer, immediately prior to the purchase of its securities was unable to meet its obligations as they came due without material assistance other than conventional lending or financing arrangements.

(4)           Securities of an Eligible Portfolio Company purchased from any person in a private transaction if there is no ready market for such securities and the Fund already owns 60% of the outstanding equity of the Eligible Portfolio Company.

(5)           Securities received in exchange for or distributed on or with respect to securities described in (1) through (4) above, or pursuant to the exercise of warrants or rights relating to such securities.

(6)           Cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment.

In addition, a BDC must be operated for the purpose of making investments in the types of securities described in (1), (2) or (3) above.

Significant Managerial Assistance. A BDC must have been organized and have its principal place of business in the United States and must be operated for the purpose of making investments in the types of securities described above. However, in order to count portfolio securities as qualifying assets for the purpose of the 70% test, the BDC must either control the issuer of the securities or must offer to make available to the issuer of the securities (other than small and solvent companies described above) significant managerial assistance; except that, where the BDC purchases such securities in conjunction with one or more other persons acting together, one of the other persons in the group may make available such managerial assistance. Making available significant managerial assistance means, among other things, any arrangement whereby the BDC, through its trustees, officers or employees, offers to provide and, if accepted, does so provide, significant guidance and counsel concerning the management, operations or business objectives and policies of a portfolio company through monitoring of portfolio company operations, selective participation in board and management meetings, consulting with and advising a portfolio company’s officers or other organizational or financial guidance.

Temporary Investments. Pending investment in other types of qualifying assets, as described above, our investments can consist of cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment, which are referred to herein, collectively, as temporary investments, so that 70% of our assets would be qualifying assets.

Warrants. Under the 1940 Act, a BDC is subject to restrictions on the issuance, terms and amount of warrants, options or rights to purchase shares that it may have outstanding at any one time. In particular, the amount of shares that would result from the conversion or exercise of all outstanding warrants, options or rights to purchase shares cannot exceed 25% of the BDC’s total outstanding shares.

Leverage and Senior Securities; Coverage Ratio. We are permitted, under specified conditions, to issue multiple classes of indebtedness and one class of shares senior to our Common Shares (i.e., preferred shares) if our asset coverage, as defined in the 1940 Act, would at least equal 150% immediately after each such issuance. On October 16, 2024, our sole shareholder approved the adoption of this 150% threshold pursuant to Section 61(a)(2) of the 1940 Act and such election became effective the following day. As defined in the 1940 Act, asset coverage of 150% means that for every $100 of net assets we hold, we may raise $200 from borrowing and issuing senior securities. In addition, while any senior securities remain outstanding, we will be required to make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We will also be permitted to borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes, which borrowings would not be considered senior securities.

In the event preferred shares are issued, the preferred shares will be identical and of equal rank except as to the particular terms thereof that may be fixed by the Board, and all shares of each series of preferred shares will be identical and of equal rank except as to the dates from which cumulative distributions, if any, thereon will be cumulative. If the Fund issues preferred shares, holders of such preferred shares will be entitled to receive cash distributions at an annual rate that will be fixed or will vary for the successive distribution periods for each series. In general, the distribution periods for fixed rate preferred shares can range from quarterly to weekly and are subject to extension. The distribution rate may be variable and shall be determined for each distribution period.

We intend to establish one or more credit facilities and/or subscription facilities or enter into other financing arrangements to facilitate investments and the timely payment of our expenses. It is anticipated that any such credit facilities will bear interest at floating rates at to-be-determined spreads over SOFR (or other applicable reference rate). We cannot assure shareholders that we will be able to enter into a credit facility on favorable terms or at all. Shareholders will indirectly bear the costs associated with any borrowings under a credit facility or otherwise. In connection with a credit facility or other borrowings, lenders may require us to pledge assets, commitments and/or drawdowns (and the ability to enforce the payment thereof) and may ask to comply with positive or negative covenants that could have an effect on our operations. In addition, from time to time, our losses on leveraged investments may result in the liquidation of other investments held by us and may result in additional drawdowns to repay such amounts.

We may enter into a TRS agreement. A TRS is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. The Fund would typically have to post collateral to cover this potential obligation.

We may also create leverage by securitizing our assets (including in CLOs) and retaining the equity portion of the securitized vehicle. We may also from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions.

Code of Ethics. We and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, respectively, that establishes procedures for personal investments and restricts certain personal securities transactions. Personnel subject to the code are permitted to invest in securities for their personal investment accounts, including securities that may be purchased or held by us, so long as such investments are made in accordance with the code’s requirements. This code of ethics is available on the EDGAR Database at the Commission’s internet site at http://www.sec.gov. You may also obtain copies of the codes of ethics, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Affiliated Transactions. We may be prohibited under the 1940 Act from conducting certain transactions with our affiliates without the prior approval of our Trustees who are not interested persons and, in some cases, the prior approval of the SEC. We have received an exemptive order from the SEC that permits us, among other things, to co-invest with certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, subject to certain terms and conditions.

Other. We will be periodically examined by the SEC for compliance with the 1940 Act, and be subject to the periodic reporting and related requirements of the 1934 Act.

We are also required to provide and maintain a bond issued by a reputable fidelity insurance company to protect against larceny and embezzlement. Furthermore, as a BDC, we will be prohibited from protecting any Trustee or officer against any liability to our shareholders arising from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

We and our Adviser each are required to adopt and implement written policies and procedures reasonably designed to prevent violation of the federal securities laws, review these policies and procedures annually for their adequacy and the effectiveness of their implementation, and designate a chief compliance officer to be responsible for administering such policies and procedures.

We are not permitted to change the nature of our business so as to cease to be, or to withdraw our election as, a BDC unless approved by a majority of our outstanding voting securities. A majority of the outstanding voting securities of a company is defined under the 1940 Act as the lesser of: (i) 67% or more of such company’s shares present at a meeting if more than 50% of the outstanding shares of such company are present or represented by proxy, or (ii) more than 50% of the outstanding shares of such company.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our Common Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in our Common Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies, capital structure or trading markets similar to ours. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our Common Shares. All known material risks are presented below. However, the risks below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of our Common Shares could decline, and you may lose all or part of your investment.

Adviser and Structure-Related Risks

The Fund Has Limited Operating History. The Adviser has a limited history acting as an investment adviser for a BDC and there is no assurance that the experience of the personnel working on behalf of the Adviser in connection with loans made or owned by Adviser Parties, the Adviser’s or its affiliates’ clients or others will be applicable to its activities on behalf of the Fund. The Fund has a limited operating history. There can be no assurance that the Fund will achieve its investment objective or avoid substantial losses. Further, our Adviser has not previously offered a non-traded BDC. While we believe that the past professional experiences of our Adviser’s investment team, including investment and financial experience of our Adviser’s senior management, will increase the likelihood that our Adviser will be able to manage us successfully, there can be no assurance that this will be the case.

Past Performance is Not Indicative of Future Results. There can be no assurance that the past performance of any loans or of any loan portfolio, loan program, investment vehicle or account managed or serviced by the Adviser, any other Adviser Party or the current personnel or authorized persons at any Adviser Party or at predecessor companies or prior places of employment, will be indicative of the results that the Fund will achieve or that such past performance over a particular period of time will be indicative of the results that will occur in future periods. Furthermore, the nature of, and risks associated with, the Fund’s investments in Portfolio Loans could differ (potentially substantially) from those investments and strategies undertaken in connection with such other loan portfolios, loan programs, investment vehicles or accounts. There can be no assurance that the Fund’s investments will perform as well as such past investments, that the Fund will be able to avoid losses or that the Fund will be able to make investments similar to such past investments. In addition, most of such past investments have been made utilizing a portfolio capital structure (including, at times, leverage), an asset mix and a fee arrangement that are different (and sometimes are substantially different) from the capital structure, asset mix and/or fee arrangement of the Fund. All or a portion of such prior results have been achieved in particular market conditions which might not be repeated and which might not fully inform decisions made in existing or future market conditions. In addition, a substantial portion of such prior results relate to loans held for investment on the Antares Direct Holdings, loan programs where an Adviser Party and one or more unrelated third parties made investment decisions jointly, loans held by contract investors with respect to which neither the Adviser nor any other Adviser Party provided investment advisory services or loans held by advised clients with respect to which an Adviser Party provided non-discretionary investment advice. Further, a portion of such prior results relate to loans where an affiliate of the Adviser and an unrelated third party made investment decisions jointly rather than the discretionary investment management services being provided by the Adviser to the Fund. In addition, all or a portion of such past performance is not reflective of the performance of Portfolio Loans where investment decisions or recommendations are made by the Adviser subject to applicable requirements for BDCs, or principal transactions approval is required under applicable law or any other approvals outside of the control of the Adviser are required. Moreover, because restrictions that govern the Fund’s investments do not govern the investments and investment strategies of the Adviser, any other Adviser Party or their respective current personnel or authorized persons generally or the loan origination strategies used to originate loans for the Antares Lending Platform, the Portfolio Loans, and the results they yield, are not directly comparable with, and may differ substantially from, other loan portfolios, loan programs, investment vehicles or accounts managed or serviced by or held by the Adviser, any other Adviser Party and their respective current personnel or authorized persons at prior places of employment. The Adviser is not an arranger, originator or lender. To the extent the term “Antares Lending Platform” is used in such contexts, the Adviser would be excluded.

The Antares Lending Platform operates in its own economic interest and should not be expected to take into account the Fund’s interest in making any decisions with respect to a loan; however (as discussed herein), decisions made by the Antares Lending Platform can adversely impact the availability and terms of Portfolio Loans. Historical information relating to loans provided by any Adviser Party to any prospective investor in the Fund is indicative only of the historical performance of the relevant loans covered thereby, as applicable. Such information is not intended to provide any assurance to any prospective investor and should not be used to project or predict future performance of the Fund or of the Portfolio Loans.

The Portfolio Loans and other investments actually acquired by the Fund could be different from those expected to be purchased by the Adviser on behalf of the Fund due to credit market conditions, the availability of such Portfolio Loans and other investments, the frequency with which private equity sponsors, obligors or existing lenders request or require, or the underlying loan documents require, the loan arranger (including Antares Capital, when serving in such role) to make loans available to lenders that are not Adviser Parties or the Platform Balance Sheet, determinations with respect to Portfolio Loans and other investments made by Antares Capital or the Antares Lending Platform, changes to the internal policies of the Adviser, consent decisions made by other third parties as could be required under the loan documents and other factors. The actual Portfolio Loans and other investments owned by the Fund will change from time to time as a result of, among other things, sales, purchases, prepayments, repayments and restructurings of Portfolio Loans and/or other investments.

The Antares Lending Platform will Not Always Originate Portfolio Loans or Certain Types of Portfolio Loans. There can be no assurance that the Antares Lending Platform will always be in the business of originating loans similar to the Portfolio Loans or to certain types of Portfolio Loans that may be acquired by the Fund or will choose to originate those Portfolio Loans on terms that are beneficial to the Fund. In such event, the Adviser will be limited by BDC requirements to invest at least 70% of the Fund’s assets in “eligible portfolio companies”, and unless otherwise prohibited from doing so, can select Portfolio Loans originated by other loan originators for acquisition by the Fund. There can be no assurance that Portfolio Loans originated by other loan originators will perform similarly to Portfolio Loans originated by the Antares Lending Platform or will be approved by the lenders or their administrative agent for inclusion in any credit facility. Additionally, the terms for Portfolio Loans (whether originated by the Antares Lending Platform or another loan originator) could vary.

The Fund will Depend on the Managerial Expertise of the Adviser, the Antares Lending Platform and Their Respective Personnel. The shareholders will generally not make decisions with respect to the management, disposition or other realization of any Portfolio Loans. Consequently, the success of the Fund’s investments will depend, in large part, on the skill and expertise of the shared personnel of the Adviser who are employees of Antares Capital and who are responsible for originating, underwriting, monitoring and managing loans on behalf of the Antares Direct Holdings and on behalf of the Adviser for the Fund and other client accounts, including funds, vehicles, joint ventures, loan programs, special purpose entities, warehouses, CLOs, co-investment vehicles, and other entities and accounts sponsored, managed, serviced or advised by the Adviser and its affiliates, including Antares Strategic Credit Fund and Antares Strategic Credit Fund II LLC (collectively “Other Accounts”).

The Adviser has access to personnel who act as shared personnel of the Adviser Parties and are employees of Antares Capital. Such shared personnel underwrite, monitor and manage loans on behalf of the Antares Direct Holdings, on behalf of the Adviser for the Fund, and on behalf of the Adviser, and affiliates of the Adviser (including Antares Capital) for Other Accounts. In providing services through the Adviser, such shared personnel are supervised by the Adviser and subject to the Adviser’s compliance policies and procedures, including a code of ethics and applicable provisions of the Advisers Act. There can be no assurance that the current professionals will continue to serve in their current positions, continue to be employed by Antares Capital or made available to the Adviser or continue to be shared personnel or authorized persons of the Adviser and the other Adviser Parties. In addition, individuals not currently associated with any of the Adviser Parties may become associated with the Adviser or other Adviser Parties, and the performance of the Portfolio Loans would then also depend on the financial and managerial experience of such individuals. Although the Adviser’s investment professionals will devote such time as they determine in their discretion is reasonably necessary to fulfill the Adviser’s obligations to the Fund, they will not devote all of their professional time to the affairs of the Fund. When acting on behalf of the Adviser, such shared personnel will also be providing services to others, including to proprietary accounts of the Adviser Parties and to Other Accounts. When acting on behalf of any particular party, Adviser Parties or Other Accounts, such shared personnel have an obligation to pursue the best interests of the party on whose behalf they are acting at the time, whose interests could diverge from the best interests of the Fund. In some cases, this can adversely impact the availability or terms of Portfolio Loans in which the Fund ultimately invests.

Pursuant to the Advisory Agreement, the Adviser may employ third parties (including but not limited to affiliates) to render advice and assistance to the Fund and to perform any of the Adviser’s duties under the Fund’s governing documents. Moreover, the Adviser may assign its rights and delegate some or all of its obligations as provided in the Fund’s governing documents, the Fund’s governing documents may be terminated under certain circumstances, and the Adviser may resign or be removed subject to certain conditions. There can be no assurance that if the Adviser resigns or is removed any successor investment adviser may be obtained or, if obtained, would have the same level of skill in performing the obligations of the Adviser, in which event the returns of the Fund in respect of the Portfolio Loans could be adversely affected.

Possibility of Misconduct of Adviser Employees and Service Providers. Misconduct by employees of the Adviser, service providers to the Fund and/or their respective affiliates could cause significant losses to the Fund. Misconduct can include entering into transactions without authorization, the failure to comply with policies and risk procedures, including due diligence or operational or risk procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential, proprietary, sensitive, personal or other nonpublic information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities, and non-compliance with applicable laws or regulations and the concealing of any of the foregoing. Such activities would likely result in reputational damage, litigation, business disruption and/or financial losses to the Fund.

Currency Exchange Risk. Currency exchange risk refers to the risk of fluctuations in exchange rates between the U.S. dollar and foreign currencies of non-U.S. investors or in which certain Portfolio Loans or other Fund assets are denominated. The base currency of the Fund will be the U.S. dollar. Certain of the Fund’s Portfolio Loans and other Fund assets could be denominated in currencies other than the U.S. dollar, and hence the value of such Portfolio Loans and other Fund assets will depend in part on the relative strength of the U.S. dollar. The Fund could be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar, as well as the transaction costs associated with converting foreign currencies into U.S. dollars. Changes in foreign currency exchange rates could also affect the value of dividends and interest earned, and the level of gains and losses realized on the sale of Portfolio Loans or other Fund assets. The rates of exchange between the U.S. dollar and other currencies are affected by many factors, including forces of supply and demand in the foreign currency exchange markets. Exchange rates also are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Fund is not obligated to engage in any currency hedging operations (unless otherwise set forth in the relevant governing documents), and there can be no assurance as to the success of any hedging operations that the Fund may implement.

The Fund is Dependent on Information Systems and Subject to Risks Relating to Cybersecurity. Our business is dependent on our and third parties’ communications and information systems. Cybersecurity incidents, cyberattacks, and other breaches have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency and severity in the future. The Adviser, the Fund, their respective service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions and therefore have become increasingly prone to operational and information security risks resulting from cyberattacks and other security incidents. These systems are subject to a number of different threats or risks that could adversely affect the Fund and the shareholders, despite the efforts of the Adviser, the Fund and their respective service providers to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information (including personal data) belonging to or in the possession or control of the Fund and the shareholders. For example, unauthorized third parties (including members of organized crime, hackers, terrorists, and other external parties, including foreign state and state-supported actors) may attempt to improperly access, modify, disrupt the operations of, or prevent access to the systems and networks of the Adviser, the Fund, their respective service providers, or their counterparties, or data within these systems and networks.

Cybersecurity threats are constantly evolving and becoming increasingly sophisticated and complex, increasing the difficulty of defending against them. Cybersecurity incidents and malicious internet-based activity are also becoming more frequent, and providers of investment management services have been targeted by such attacks, which include, among other things, stealing or corrupting data maintained online or digitally, denial-of-service attacks, malicious or destructive code, phishing attacks, malware, ransomware, social engineering, damage or interruption from computer viruses, the unauthorized collection, monitoring, use or release or other processing of confidential, proprietary, sensitive or other non-public information (including personal data), employee error or malfeasance, and causing operational disruption. Third parties also may attempt to fraudulently induce employees, customers, third party service providers, or other users of the Adviser’s, the Fund’s and their respective service providers’ systems to disclose sensitive information in order to gain access to the Adviser’s data or that of the Fund’s investors. Such threats could see their frequency increased, and effectiveness enhanced, by the use of artificial intelligence.

While Antares has policies and procedures, and administrative, technical and physical security measures in place designed to mitigate this risk, no system is fully attack proof. A successful penetration or circumvention of the security of the Adviser’s, the Fund’s or their respective service providers’ systems and networks could result, among other things, in the loss or theft of an investor’s data (including personal data) or funds, the inability to access systems, loss or theft of confidential, proprietary or sensitive or other non-public information (including personal data) or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the Adviser, the Fund or their respective service providers to incur or become subject to regulatory penalties, fines or investigations, reputational damage, litigation, additional compliance costs or financial loss. The Adviser and the Fund also could incur substantial costs for cybersecurity risk management in order to prevent or remediate any cyberattacks or security incidents in the future. Similarly, the public perception that the Adviser, the Fund or any of their service providers have been the target of a cybersecurity threat, even if unsuccessful, also could have a material adverse effect on one or more of their reputations and lead to financial losses from loss of business, depending on the nature and severity of the threat. While the Adviser performs cybersecurity diligence on key service providers, it is important to note that if a service provider fails to adopt or adhere to adequate cybersecurity procedures, or if, despite such procedures, its networks or systems are breached, information relating to client transactions or personal data of investors could be lost or improperly accessed, used or disclosed. Similar types of operational and technology risks are also present for the Fund’s borrowers, which could have material adverse consequences for such companies, and may cause the Fund’s investments to lose value. Fund information and information with respect to a shareholder’s investment in the Fund may be delivered to such shareholder electronically. There are risks associated with such electronic delivery including, but not limited to, that e-mail messages are not secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with without the knowledge of the sender or the intended recipient. In addition, the Adviser’s and the Fund’s insurance coverage may be insufficient to compensate against all losses.

In addition, the limitations of liability provisions in contracts with service providers might not be adequate to protect Antares or the Fund from any liabilities or damages with respect to any particular claim relating to a security lapse or breach. Currently applicable cybersecurity insurance might not cover all liabilities incurred by such attacks and it is uncertain whether insurance will continue to be available on economically reasonable terms or that Antares will continue to renew or obtain such insurance. The successful assertion of one or more large claims against Antares or the Fund that exceeds available insurance coverage, or the occurrence of changes in insurance policies as they relate to cyber security, could have a material adverse effect on the Adviser’s business, including its financial condition and reputation or on the Fund.

Artificial Intelligence. The Fund, the Adviser, the Adviser Parties, the Antares Lending Platform, the borrowers and issuers in which the Fund invests and/or the Fund’s service providers could benefit from novel uses of artificial intelligence (“AI”), including generative AI, into their businesses and operations. However, there are significant risks involved in utilizing AI, and no assurance can be provided that such use will enhance the businesses or operations, or result in such businesses or operations being more efficient or profitable. For example, AI algorithms could be flawed, insufficient, of poor quality, reflect unwanted forms of bias, or contain other errors or inadequacies, any of which may not be easily detectable. AI has also been known to produce false or “hallucinatory” inferences or outputs and AI can present ethical issues and subject users to new or heightened legal, regulatory, ethical, or other challenges. Inappropriate or controversial data practices by developers and end-users, or other factors adversely affecting public opinion of AI, could impair the acceptance of AI solutions. If the AI solutions that the Adviser Parties create or use are deficient, inaccurate or controversial, the Adviser Parties and/or the Fund could suffer operational inefficiencies, competitive harm, legal liability, brand or reputational harm, or other adverse impacts on their businesses and financial results. If the party using AI does not have sufficient rights to use the data or other material or content on which its AI solutions or other AI tools rely, such party could also incur liability through the violation of applicable laws, third-party intellectual property, privacy or other rights, or contracts to which they are a party. At this time, the Adviser Parties and the Antares Lending Platform primarily use AI, in the context of their investment activities, to expedite certain tasks that consolidate and synthesize information that is then checked by personnel and informs the investment process but, at this time, the Adviser Parties are not using AI to make investment decisions or as an analytical tool to aid such decisions. The Adviser Parties and the Antares Lending Platform could alter, increase or decrease their use of AI in the future.

In addition, regulation of AI is rapidly evolving worldwide as legislators and regulators are increasingly focused on this emerging technology. The technologies underlying AI and its uses are already subject to a variety of laws, including intellectual property, privacy, data protection and cybersecurity, consumer protection, competition, and equal opportunity laws, and are expected to be subject to increased regulation and new laws or new applications of existing laws. AI is the subject of ongoing review by various U.S. governmental and regulatory agencies, and various U.S. states and other non-U.S. jurisdictions are applying, or are considering applying, their platform moderation, cybersecurity, and data protection laws to AI or are considering general legal frameworks for AI, such as the European Union Artificial Intelligence Act. It is possible that the Fund, the Adviser Parties or the Antares Lending Platform or any of their respective affiliates will not be able to anticipate how to respond to these rapidly evolving frameworks, and such parties could be required to expend resources to adjust their activity in certain jurisdictions if the legal frameworks are inconsistent across jurisdictions. Furthermore, because AI technology itself is highly complex and rapidly developing, it is not possible to predict all of the legal, operational or technological risks that may arise relating to the use of AI.

The Fund is Subject to Infrastructure Risks. The Adviser’s business is highly dependent on its communications and information systems. Any failure or interruption of such systems could cause delays or other problems in its activities. This, in turn, could have a material adverse effect on the Fund’s operating results and, consequently, negatively affect the net asset value of the Fund and its ability to make distributions. In addition, because many of the Fund’s borrowers operate and rely on network infrastructure and enterprise applications and internal technology systems for development, marketing, operational, support and other business activities, a disruption or failure of any or all of these systems in the event of a major telecommunications failure, cyber-attack, fire, earthquake, severe weather conditions or other catastrophic event could cause system interruptions, delays in product development and loss of critical data and could otherwise disrupt their business operations.

The Fund is Reliant on the Adviser and is Subject to Risks Relating to the Fact that Shareholders do not Participate in Management. Substantially all decisions with respect to the management of the Fund are made exclusively by the Board and/or the Adviser. Subject to the provisions of the Advisory Agreement and the approval of the Board (where applicable), all investment and sale decisions with respect to the Portfolio Loans on behalf of the Fund are made by the Adviser. Further, the Adviser may delegate all or a portion of its obligations pursuant to and in accordance with the Advisory Agreement. Shareholders have no right or power to take part in the management of the Fund. Consequently, the success of the Fund will depend, in large part, upon the skill and expertise of the officers or other authorized persons of the Fund and the officers or other personnel of the Adviser. There can be no assurance that the officers or other authorized persons of the Fund or the officers or other personnel of the Adviser will continue to serve in their current positions or continue to serve as officers or other authorized persons of the Fund or as officers or other personnel of the Adviser, as the case may be. Further, there can be no assurance that any particular individual will be involved in the management of any particular portfolio for any given period of time, if at all.

The Fund’s ability to achieve its investment objective will depend on the Adviser’s ability to identify, invest in and monitor Portfolio Loans. The members of the Adviser’s Investment Committee and the other officers and personnel of the Adviser are engaged in other business activities and will be called upon to provide managerial assistance to Other Accounts managed by the Adviser or by other Adviser Parties and to Platform Balance Sheet Clients. Although such investment professionals will devote such time as is necessary to fulfill the obligations of the Adviser to the Fund effectively, as reasonably determined by the Adviser, respectively, they will not devote all of their professional time thereto. In addition, there is no assurance that every member of the Adviser’s Investment Committee will opine on any particular investment opportunity. In particular, (i) the Adviser’s Investment Committee meets with a quorum and reviews and approves a prospective Portfolio Loan, such that it is possible that the Adviser’s Investment Committee will opine on an investment opportunity without receiving input from each member and (ii) members of the Adviser’s Investment Committee can, consistent with the committee’s charter, delegate authority with respect to a prospective Portfolio Loan to another employee of the Adviser or one of its affiliates.

Shareholders and the Board will have the right to terminate the Advisory Agreement. If the Adviser is removed, or resigns, the Fund will lose access to additional Loans or other assets originated by the Antares Lending Platform, which represent all of the Fund’s portfolio. Additionally, if the Adviser resigns or is removed, the Fund may not be able to find a substitute investment adviser or be able to hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms or at all. If the Fund is unable to replace the Adviser quickly, its operations are likely to experience a disruption, and its financial condition is likely to be adversely affected. In addition, the coordination of the Fund’s internal management and investment activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the other Adviser Parties. Even if the Fund is able to retain comparable management, whether internal or external, transition of management may result in additional costs and time delays that may adversely affect the Fund’s financial condition.

The Fund is Subject to Risks Relating to Investor Suitability. An investment in the Fund involves a high degree of risk and is intended only for sophisticated investors who are capable of understanding and assuming the risks involved. Any investor interested in acquiring Common Shares should conduct its own investigation and analysis of investing in the Fund and consult its own professional advisers as to the risks involved in making such an investment.

Investors Need to Seek Independent Advice. None of the Fund, the Adviser, any other Adviser Party or the Antares Lending Platform is providing investment, accounting, tax or legal advice in respect of the Common Shares and none of them will have a fiduciary relationship with any investor or prospective investor. No hypothetical performance scenario, modeling run or return analysis that is provided to any prospective investor should be solely relied upon when considering an investment decision.

The actual performance of the Fund will be affected by, among other things, (i) approvals required by the Declaration of Trust of the Fund or the Advisory Agreement, as applicable, that are granted or withheld by the Board including, among other things, in connection with the purchase and sale of Portfolio Loans, (ii) the amount and frequency of principal payments and prepayments on the Portfolio Loans, which are dependent upon, among other things, the amount of payments received at or in advance of the scheduled maturity of the Portfolio Loans (whether through sale, maturity, optional or mandatory prepayments, default or the other disposition or liquidation thereof), (iii) the financial condition of the obligors of the Portfolio Loans, (iv) the availability of repricings and/or refinancing of the Portfolio Loans, (v) changes to the interest rates on the Portfolio Loans, and (vi) the availability to the Fund of leveraged financing with respect to the Portfolio Loans or any portion thereof. It is expected that most of the Portfolio Loans will include the right of the obligor to optionally prepay such Portfolio Loan, in whole or in part, and/or the obligation to make a mandatory prepayment of such Portfolio Loan, in whole or in part, at various times and subject to certain conditions.

The Fund is Subject to Risks Relating to Limited Liquidity. Currently, no market exists for the Common Shares. The Common Shares are illiquid investments; there is no established secondary market for the Common Shares and none is likely to develop. An investment in the Fund is suitable only for certain sophisticated investors that have no need for immediate liquidity in respect of their investment and who can accept the risks associated with investing in illiquid investments.

Liquidity for our Common Shares will be limited to participation in our share repurchase program, which we have no obligation to maintain. To the extent you paid a repurchase price that includes the related sales load and to the extent you have the ability to sell your Common Shares pursuant to our share repurchase program, the price at which you may sell Common Shares may be lower than the amount you paid in connection with the purchase of Common Shares in this offering.

The Fund is Subject to Risks Relating to Unspecified Investments. The capital of the Fund generally will be invested directly or indirectly in Portfolio Loans and other assets which will not have been disclosed or, in most cases, identified prior to a shareholder acquiring Common Shares. Accordingly, shareholders will not have an opportunity to evaluate for themselves the relevant economic, financial and other information regarding the Portfolio Loans to be acquired directly or indirectly by the Fund and therefore will be dependent upon the judgment and ability of the Adviser in identifying Portfolio Loans for acquisition over time, acquiring them on behalf of the Fund and managing them thereafter. When required under applicable law or when otherwise required under the Fund’s governing documents, shareholders will also be depending on the judgment of the Board whether or not to consent to the acquisition or sale, as applicable, of such Portfolio Loans. No assurance can be given that the Adviser will be successful in identifying suitable Portfolio Loans for acquisition by the Fund, or, if identified, that such loans will be available for acquisition by the Fund, or that, if such acquisitions are made, the investment objective of the Fund will be achieved.

The Fund is Subject to Risks Relating to Use of Leverage. The Fund will use leverage and incur indebtedness directly or indirectly to acquire and hold Portfolio Loans. The Adviser may establish and use any reserves to acquire additional Portfolio Loans or other or to repay all or any portion of any outstanding indebtedness of the Fund. Risks associated with this use of leverage are described under the heading “Risk Factors—Risks Relating to Financings by the Fund”.

To the extent that the Fund enters into multiple financing arrangements, such arrangements may contain cross-default provisions that could magnify the effect of a default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund.

As a BDC, we generally will be required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings, including those incurred at a subsidiary level, and any preferred shares that we may issue in the future, of at least 150%. As defined in the 1940 Act, asset coverage of 150% means that for every $100 of net assets we hold, we may raise $200 from borrowing and issuing senior securities. In addition, while any senior securities remain outstanding, we will be required to make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever. The amount of leverage that we will employ will be subject to oversight by our Board, a majority of whom are Independent Trustees with no material interests in such transactions.

Although borrowings by the Fund have the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such borrowing may provide that during the continuance of a default under such borrowing, the interests of the investors may be subordinated to such borrowing.

The Fund is Subject to Risks Relating to Availability of Financing. Because the Fund intends use leverage and to directly or indirectly incur indebtedness, returns realized by the Fund will depend significantly on the availability of such financing and the terms applicable thereto. To the extent the Fund cannot obtain financing, the ability of the Fund to acquire Portfolio Loans will be restricted and returns to the Fund and to the shareholders may be reduced as a result. Similarly, if the financing terms made available thereto are not favorable, or if such financing is available and entered into but subsequently the related lenders do not agree to any requested amendment or, to the extent required or desired, replacement of such terms and/or no refinancing of such credit facility is then available at comparable or better terms, returns to the Fund and to its shareholders may be reduced. The Fund expects leverage to be available to it under one or more credit facilities. See also “Risk Factors—Risks Relating to Financings by the Fund.”

The Fund is Subject to Risks Relating to Reserves and Contingent Liabilities. The Fund may from time to time incur contingent liabilities in connection with an investment. For example, the Fund will acquire a revolving credit or delayed draw term facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, the Fund will be obligated to fund the amounts due. The Fund may create, accrue and fund reserves for known or contingent liabilities or for other reasons in such amounts as the Adviser deems necessary or appropriate in its reasonable sole discretion. Any such reserves will reduce the amount of distributable funds available to the shareholders and could adversely impact the Fund’s performance. There can be no assurance that the Fund will adequately reserve for such contingent liabilities and that such liabilities will not have an adverse effect on the Fund.

The Fund is Subject to Risks Relating to Contingent Liabilities on the Disposition of Equity Investments. In connection with the disposition of equity securities, the Fund could be required to make representations about the business and financial affairs of the relevant portfolio company typical of those made in connection with the sale of a business. The Fund also could be required to indemnify the purchasers of the company (or interests or assets thereof) to the extent that any such representations are inaccurate or with respect to certain potential liabilities. These arrangements can result in the incurrence of contingent liabilities for which the Adviser can establish reserves or escrows.

The Fund is Subject to Risks Relating to Exculpation and Indemnification. The Fund is required to indemnify the Adviser, the members of the Board and each other person indemnified under the Declaration of Trust of the Fund and the Bylaws of the Fund (as amended or restated from time to time, the “Bylaws”) for liabilities incurred in connection with the Declaration of Trust, the Bylaws, the Advisory Agreement and the Fund’s activities, except in certain circumstances. Subject to the limits on indemnification under Section 17(h) of the 1940 Act, the Declaration of Trust provides that the Fund shall not indemnify such persons to the extent liability and losses are the result of such persons’ negligence or misconduct in the case of an Interested Trustee, officer, employee, sponsor, controlling person or agent of the Fund, or gross negligence or willful misconduct in the case of an Independent Trustee. Subject to the limits on indemnification under Section 17(i) of the 1940 Act, the Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of its duties or by reason of the reckless disregard of its duties and obligations. The Fund will also indemnify certain service providers, including the Administrator and the Fund’s auditors, as well as consultants and sourcing, operating and joint venture partners. Such liabilities may be material and may have an adverse effect on the returns to the Fund investors. The indemnification obligation of the Fund would be payable from the assets of the Fund. The application of the indemnification and exculpation standards may result in Fund investors bearing a broader indemnification obligation in certain cases than they would in the absence of such standards. As a result of these considerations, even though such provisions will not act as a waiver on the part of any investor of any of its rights which are not permitted to be waived under applicable law, the Fund may bear significant financial losses even where such losses were caused by the negligence or other conduct of such indemnified persons.

The Fund is Subject to Risks Relating to Portfolio Valuation. The Fund expects to hold Portfolio Loans, equity securities and other financial instruments, assets or obligations that are thinly traded, not publicly traded, for which no market exists or which are restricted as to their transferability under applicable securities laws. The fair value of such investments will not be readily determinable and can be extremely difficult to value accurately. The Adviser, subject at all times to the oversight and approval of the Board, will determine the valuation of the Fund’s investments. It is expected that the Adviser will have a limited ability to obtain accurate market quotations for purposes of valuing most of the Fund’s investments, which may require the Adviser to estimate, in accordance with valuation policies established by the Board, the value of the Fund’s debt and other investments on a valuation date. Further, because of the overall size and concentrations in particular markets, the maturities of positions that may be held by the Fund from time to time and other factors, the liquidation values of the Fund’s investments may differ significantly from the interim valuations of these investments derived from the valuation methods described herein. If the Adviser’s valuation should prove to be incorrect, the stated value of the Fund’s investments could be adversely affected. Absent bad faith or manifest error, valuation determinations of the Adviser will be conclusive and binding on the shareholders.

Valuation of the types of assets in which the Fund invests are inherently subjective. In addition, the Adviser may have an interest in determining higher valuations in order to be able to present better performance to prospective investors. In certain cases, the Fund may hold an investment in an issuer experiencing distress or going through bankruptcy. In such a situation, the Adviser may continue to place a favorable valuation on such investment due to the Adviser’s determination that the investment is sufficiently secured despite the distressed state or bankruptcy of the issuer. However, no assurances can be given that this assumption is justified or that such valuations will be accurate in the long term. In addition, an investment in a portfolio company may not be permanently written-off or permanently written down despite its distressed state or covenant breach until such portfolio company experiences a material corporate event (e.g., bankruptcy or partial sale) which establishes an objective basis for such revised valuation. In these circumstances, the Adviser has an interest in delaying any such write-offs or write-downs to maintain a higher management fee base and thus, management fees paid to the Adviser.

In addition, the Adviser may rely on third-party valuation agents to verify the value of certain investments. An investment may not have a readily ascertainable market value and accordingly, could potentially make it difficult to determine a fair value of an investment and may yield an inaccurate valuation. Further, because of the Adviser’s knowledge of the investment, the valuation agent may defer to the Adviser’s valuation even where such valuation may not be accurate or the determination thereof involved a conflict of interest. The Adviser also relies on the accuracy of data and information provided by portfolio companies in the valuation process. An inaccurate valuation of one or more investments could have a substantial impact on the Fund.

There are Investment Limitations Related to Antares Capital’s Environmental, Social and Governance Policy. Loans originated by (i) Antares Capital, as originator and lender of loans, (ii) Antares Capital, as arranger, administrative agent and/or similar capacities for loans, and (iii) the Antares Lending Platform are done so in accordance with Antares Capital’s Environmental, Social and Governance policy (such policy as amended from time to time, the “Antares ESG Policy”). The Antares ESG Policy sets forth the Antares Lending Platform’s principal positions on environmental, social and governance (“ESG”) matters and reviews how ESG factors are incorporated into the Antares Lending Platform’s loan and investment processes. ESG factors that the Adviser evaluates could include: (i) environment, (ii) social capital, (iii) human capital, (iv) business model and innovation, and (v) leadership and corporate governance. In considering the materiality of any ESG factor, the Adviser considers the borrower’s exposure to ESG risk, the borrower’s organizational capacity to mitigate that risk; and the potential outcomes from an adverse ESG event. Generally, ESG factors are informative but not determinative, although there are certain industries in which the Adviser will not invest depending on the specific investor/client, jurisdiction, or investor/client mandate. The Antares Capital Responsible Investment Policy (“RI Policy”) guides portfolio management and general business conduct on the integration of any ESG factors when deemed appropriate. Given the dynamic and evolving nature of ESG issues, the RI Policy is subject to continuous review and subject to change without notice; and its application can vary materially depending on the specific investor or client, jurisdiction, or investor level investment guidelines and requirements. The Adviser and/or its advisory affiliates could offer new or different strategies to current or prospective clients, including private funds or funds of one dedicated to a strategy or which pursue such strategy alongside other investments, such as secondary market acquisition of interests in funds that pursue private credit strategies or direct investment in junior capital instruments, although such investments are not generally within the Fund’s expected portfolio profile.

It is possible that the Antares ESG Policy will prevent potential Portfolio Loans from being originated on the Antares Lending Platform or prevent the Fund from acquiring certain Portfolio Loans, which could impact the returns of the Fund. Except as set forth in the Antares ESG Policy, the Adviser is not required to consider any particular ESG factors in evaluating investments. There is no universally accepted view on ESG standards, and the Adviser’s view as to any ESG factors might not match the view of any particular shareholder.

The Fund is Subject to Risks Relating to the Handling of Mail. Mail addressed to the Fund and received at its registered office will be forwarded unopened to the forwarding address supplied by the Fund to be dealt with. To the extent that personnel of the Adviser are employing remote work arrangements, forwarded mail could be delayed. None of the Fund nor the Adviser or any of its or their trustees, directors, officers, advisors or service providers will bear any responsibility for any delay howsoever caused in mail reaching the forwarding address.

The Fund’s Assets are Subject to Recourse. The assets of the Fund, including any investments made by and any capital held by the Fund are available to satisfy all liabilities and other obligations of the Fund, as applicable. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the investment giving rise to the liability.

The Fund is Subject to Risks Relating to Obtaining a Rating from One or More Credit Rating Agencies. The Fund may apply to one or more credit rating agencies to rate the Fund and/or its assets in order to provide the Fund access to different sources of indebtedness or capital as well as to help meet the Fund’s risk/return objectives, its overall target indebtedness ratio or other considerations as determined by the Adviser. In connection with such rating or ratings, the credit rating agency or credit rating agencies may review and analyze the Fund’s counterparties, Antares Capital Credit (in its capacity as the Adviser and the Administrator), the investments and expected investments of the Fund, the legal structure of the Fund, the historical and current Fund investors and Fund performance data. There can be no assurance that the Fund will apply for such a rating or ratings, that a credit rating agency will provide a rating or that such a rating will be beneficial to the Fund. In addition, when making investment decisions for the Fund (including establishing the Fund’s investment portfolio), the Adviser may consider the implications of the investment portfolio on a credit rating agency’s rating of the Fund and tailor the Fund’s investment portfolio taking into account such considerations. There is a risk that a rating agency could incorrectly rate, or downgrade ratings which could have a material effect on the Fund, including its assets and its ability to acquire indebtedness.

The Fund is Subject to Risks Relating to Insurance. The Adviser and/or its affiliates expect to purchase and maintain an omnibus insurance policy which includes coverage in respect of the Fund, the Adviser and their affiliates, as well as other clients, including certain of their respective indemnified persons (which omnibus insurance policy or policies may provide coverage to the Adviser, the Adviser and their affiliates, as applicable, for events unrelated to the Fund). The premiums for such shared insurance policies generally would be borne by the Adviser and the clients covered by such policies, and such shared insurance policies are expected to have an overall cap on coverage for all the insured parties thereunder. To the extent an insurable event results in claims in excess of such cap, the Fund may not receive as much in insurance proceeds as it would have received if separate insurance policies had been purchased for each insured party. Similarly, insurable events may occur sequentially in time while subject to a single overall cap. To the extent insurance proceeds for one such event are applied towards a cap and the Fund experiences an insurable loss after such event, the Fund’s receipts from such insurance policy may also be diminished. Insurance policies covering the Fund, the premiums of which are paid in whole or in part by the Fund, may provide insurance coverage to indemnified persons for conduct that would not be covered by indemnification. In addition, the Fund may need to initiate litigation in order to collect from an insurance provider, which may be lengthy and expensive for the Fund and which ultimately may not result in a financial award. In addition, the Adviser may cause the Fund to purchase and maintain insurance coverage that provides coverage to the Fund, certain indemnified persons, or the Adviser, in which case, the premiums would be borne by the Fund.

While the Adviser and its affiliates expect to allocate insurance expenses in a manner it determines to be fair and equitable, taking into account any factors they deems relevant to the allocation of such expenses, because of the uncertainty of whether claims will arise in the future and the timing and the amount that may be involved in any such claim, the determination of how to allocate such expenses may require the Adviser and its affiliates to take into consideration facts and circumstances that are subjective in nature. It is unlikely that the Adviser and its affiliates will be able to accurately allocate the expenses of any such insurance policies based on the actual claims related to a particular client, including the Fund. The Fund and the Adviser do not intend to separately maintain key person life insurance on any key personnel.

The Fund is Subject to Risks Relating to Certain Proceedings and Investigations. The Adviser and its affiliates and/or the Fund may be subject to claims (or threats of claims), and governmental investigations, examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings. The outcome of any investigation, action or proceeding may materially adversely affect the value of the Fund, including by virtue of reputational damage to the Adviser and may be impossible to anticipate. Any such investigation, action or proceeding may continue without resolution for long periods of time and may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to any investigation, action or proceeding may, at times, be disproportionate to the amounts at stake in such investigation, action or proceeding. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary remedies or sanctions that could negatively impact the Adviser and/or the Fund. In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. In some cases, the expense of such investigations, actions or proceedings and paying any amounts pursuant to settlements or judgments would be borne by the Fund.

The Fund is Not Registered as an Investment Company Under the 1940 Act. While the Fund is not registered as an investment company under the 1940 Act, it will be subject to regulation as a BDC under the 1940 Act and will be required to adhere to the provisions of the 1940 Act applicable to BDCs. The Common Shares have not been recommended by any U.S. federal or state, or any non-U.S., securities commission or regulatory authority. Furthermore, the foregoing authorities have not confirmed the accuracy or determined the adequacy of this registration statement. Any representation to the contrary is a criminal offense.

The Fund is Subject to Risks Relating to Lack of Diversification. The Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Beyond the Fund’s asset diversification requirements as a RIC under the Code, the Fund does not have fixed guidelines for diversification, and its investments could be concentrated in relatively few portfolio companies. Although the Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, it maintains the flexibility to operate as a diversified investment company. To the extent that the Fund operates as a non-diversified investment company, it may be subject to greater risk.

During the period of time in which the Fund is deploying its initial capital, the Fund may make a limited number of investments. In addition, the Fund does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. Further, if the expected amount of leverage is not obtained or deployed, the Fund may be more concentrated in an investment than originally anticipated. As a result, the Fund’s investments may be concentrated and the poor performance of a single investment may have pronounced negative consequences to the Fund and the aggregate returns realized by the Fund investors.

The Fund is Subject to Risks Relating to the Use of Proceeds. While the Fund generally intends to make all distributions of net proceeds in accordance with the terms herein, the amount and timing of distributions from the Fund to the Fund investors will be at the discretion of the Board, who may also direct that amounts available for distribution be retained in the Fund (i) to be used to satisfy, or establish reserves for, the Fund’s current or anticipated obligations (including management fees, incentive fees and any other expenses) or (ii) for reinvestment of the cost basis of an investment. Accordingly, there can be no assurance as to the timing and amount of distributions from the Fund.

The Fund is Subject to Operational Risks. The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser or its affiliates and service providers in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. Fund investors may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, its affiliates and service providers will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.

The Fund is Subject to Risks Associated with Sourcing, Operating or Joint Venture Partners. The Antares Lending Platform has historically, and expects in the future to, work with sourcing, operating and/or joint venture partners, including with respect to particular types of investments or particular sectors or regions. These arrangements may be structured as joint ventures or contractual service provider relationships. In certain circumstances, the Adviser may commit to invest in a pre-agreed amount of investments negotiated by the sourcing partner and/or joint venture partner and/or the Adviser may commit to invest in one or more transactions for which the sourcing partner and/or joint venture partner led the due diligence and negotiation processes and the Adviser is given only a limited opportunity to perform due diligence and participate in negotiation of transactional terms. Fund investors should be aware that sourcing, operating and joint venture partners are not expected to owe any fiduciary duties to the Fund or the Fund investors.

The Fund may pay retainers, closing, monitoring, performance or other fees to sourcing, operating and joint venture partners. Such retainer fees may be netted against a closing fee, if applicable, in connection with the related investment. However, if no such investment is consummated, the Fund will bear any retainer amounts as an expense. In addition, to the extent the compensation of a sourcing, operating or joint venture partner is based on the performance of the relevant investments, the sourcing, operating or joint venture partner may have an incentive to seek riskier investments than it would have under a different compensation structure. In this regard, a sourcing, operating or joint venture partner may receive incentive compensation at the expense of the Fund. The expenses of sourcing, operating and joint venture partners may be substantial. In certain circumstances, the Fund or a portfolio company in which the Fund invests may pay fees to sourcing, operating and/or joint venture partners in consideration for services, including where the Adviser or an affiliate may have otherwise provided those services without charge. In other circumstances, sourcing, operating and/or joint venture partners may receive certain third-party fees (such as upfront fees, commitment fees, origination fees, amendment fees, ticking fees and break-up fees as well as prepayment premiums) in respect of an investment, and no such fees will offset or otherwise reduce the management fee payable by Fund investors. The existence of such fees may result in the Fund paying fees twice, once to the Adviser in the form of management fees and once to the sourcing, operating or joint venture partners to service or manage the same assets.

Sourcing, operating and/or joint venture partners may invest in the Fund. Joint ventures may give rise to additional risks, including tax risks, and structures utilized in context of joint ventures, including for legal, tax and regulatory reasons, may adversely affect the Fund’s pre-tax returns.

The Fund is Subject to Risks Relating to Electronic Delivery of Certain Documents. The Fund investors will be deemed to consent to electronic delivery or posting to the Administrator’s website or other service of: (i) certain closing documents such as the Declaration of Trust, the Bylaws and the Subscription Agreements; (ii) any notices or communications required or contemplated to be delivered to the Fund investors by the Fund, the Adviser, or any of their respective affiliates, pursuant to applicable law or regulation; (iii) certain tax-related information and documents; and (iv) drawdown notices and other notices, requests, demands, consents or other communications and any financial statements, reports, schedules, certificates or opinions required to be provided to the Fund investors under any agreements. There are certain costs and possible risks associated with electronic delivery. Moreover, the Adviser cannot provide any assurance that these communication methods are secure and will not be responsible for any computer viruses, problems or malfunctions resulting from the use of such communication methods. See “Risks Relating to Cybersecurity.”

The Fund May Need to Raise Additional Capital. The Fund may need additional capital to fund new investments and grow its portfolio of investments once it has fully invested the net proceeds of this offering. Unfavorable economic conditions could increase the Fund’s funding costs or limit its access to the capital. A reduction in the availability of new capital could limit the Fund’s ability to grow. In addition, the Fund is required to distribute at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to investors to maintain its qualification as a RIC. As a result, these earnings will not be available to fund new investments. An inability on the Fund’s part to access the capital successfully could limit its ability to grow its business and execute its business strategy fully and could decrease its earnings, if any, which would have an adverse effect on the value of its securities.

The Fund is Subject to Counterparty Risks. To the extent that contracts for investment will be entered into between the Fund and a market counterparty as principal (and not as agent), the Fund is exposed to the risk that the market counterparty may, in an insolvency or similar event, be unable to meet its contractual obligations to the Fund. The Fund may have a limited number of potential counterparties for certain of its investments, which may significantly impair the Fund’s ability to reduce its exposure to counterparty risk. In addition, difficulty reaching an agreement with any single counterparty could limit or eliminate the Fund’s ability to execute such investments altogether. Because certain purchases, sales, hedging, financing arrangements and other instruments in which the Fund will engage are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to pursue its remedies under any such contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Investors May be Required to Return Distributions to Satisfy Unpaid Debts of the Fund. Under Delaware law, the investors could, under certain circumstances, be required to return distributions made by the Fund to satisfy unpaid debts of the Fund that were in existence at the time the distributions were made.

The Board May Make Certain Changes in the Fund’s Investment Objective, Operating Policies or Strategies Without Prior Notice or Investor Approval. The Fund’s Board has the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice (except as required by the 1940 Act) and without investor approval. However, absent investor approval, the Fund may not change the nature of its business so as to cease to be, or withdraw its election as, a BDC. Under Delaware law, the Fund also cannot be dissolved without prior investor approval. The Fund cannot predict the effect any changes to its current operating policies and strategies would have on its business, operating results and value of its Common Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.

The Board May Make Certain Changes to the Fund’s Declaration of Trust Without Prior Shareholder Approval. Our Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including without limitation to classify the Board, to impose advance notice bylaw provisions for Trustee nominations or for shareholder proposals, to require super-majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.

The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts. The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates, including its subsidiaries (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund), without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval, in certain cases, of the Independent Trustees and, in certain other cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds managed by the Adviser or its affiliates. Most importantly, the Fund generally is prohibited from co-investing with Other Accounts or affiliates of the Adviser in the Antares-originated loans and financings except pursuant to the co-investment exemptive relief the Fund has received from the SEC, which delineates the requirements the Adviser must comply with for the Fund to invest with Other Accounts. Accordingly, while the Adviser and its affiliates intend to allocate suitable opportunities among the Fund, other accounts and/or affiliates of the Adviser based on the principles described above, the restriction on co-investing with affiliates could significantly limit the scope of investment opportunities available to the Fund. In particular, the decision by the Adviser or its affiliates to allocate an opportunity to one or more other investment funds or accounts or to an affiliate of the Adviser, or the existence of a prior co-investment structure, might cause the Fund to forgo an investment opportunity that it otherwise would have made. The Fund may in certain circumstances also be required to sell, transfer or otherwise reorganize assets in which the Fund has invested with other accounts or affiliates of the Adviser at times that the Fund may not consider advantageous.

Any such co-investments will be subject to the applicable conditions of the co-investment exemptive relief. Under the terms of the relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Independent Trustees must reach certain conclusions in connection with certain co-investment transactions, including that: (i) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned; and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies.

As a result of the relief, there could be significant overlap in the Fund’s investment portfolio and the investment portfolios of Other Accounts. Because investments are allocated across multiple Antares accounts, the Fund will at times receive a lower allocation to an investment than desired; likewise, the Fund may also be limited in the degree to which it is able to participate in selling opportunities that it may otherwise wish to pursue due to allocations, including non-pro rata allocations, to Other Accounts.

If the Adviser identifies an investment and the Fund is unable to rely on the co-investment relief or no-action positions of the SEC staff for that particular opportunity, the Adviser will be required to determine which accounts should make the investment at the potential exclusion of other accounts. In such circumstances, the Adviser will adhere to its investment allocation policy in order to determine the account to which to allocate investment opportunities. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other accounts.

The Fund is Subject to Risks Relating to Distributions. The Fund intends to pay monthly distributions to shareholders out of assets legally available for distribution. The Fund cannot guarantee that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. If the Fund is unable to satisfy the asset coverage test applicable to it as a BDC, or if the Fund violates certain debt financing agreements, its ability to pay distributions to shareholders could be limited. All distributions will be paid at the discretion of the Fund’s Board and will depend on the Fund’s earnings, financial condition, maintenance of RIC status, compliance with applicable BDC regulations, compliance with debt financing agreements and such other factors as the Board may deem relevant from time to time. The distributions the Fund pays to investors in a year may exceed the Fund’s taxable income for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes.

Investors who periodically receive the payment of a distribution from a RIC consisting of a return of capital for U.S. federal income tax purposes may be under the impression that they are receiving a distribution of RIC’s net ordinary income or capital gains when they are not. Accordingly, investors should read carefully any written disclosure accompanying a distribution from the Fund and the information about the specific tax characteristics of the Fund’s distributions provided to investors after the end of each calendar year, and should not assume that the source of any distribution is the Fund’s net ordinary income or capital gains. To the extent that the Fund’s distributions contain a return of capital, such distributions should not be considered the dividend yield or total return of an investment in the Common Shares. The amount treated as a tax-free return of capital will reduce a shareholder’s adjusted tax basis in the Common Shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Common Shares.

The Board has the Discretion to Not Repurchase Common Shares, to Suspend the Share Repurchase Program, and to Cease Repurchases. Our Board may amend, suspend or terminate the share repurchase program at any time in its discretion. You may not be able to sell your Common Shares at all in the event our Board amends, suspends or terminates the share repurchase program, absent a liquidity event, and we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. We will notify you of such developments in our quarterly reports or other filings. If less than the full amount of Common Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Common Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be relied upon as a method to sell Common Shares promptly or at a desired price.

Certain Regulatory Risks

Changes to the Dodd-Frank Act May Adversely Impact the Fund. The enactment of the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other financial regulations curtailed certain investment activities of U.S. banks. As a result, alternative providers of capital (such as the Fund) were able to access certain investment opportunities on a larger scale. If the restrictions under the Dodd-Frank Act are curtailed or repealed, banks may be subject to fewer restrictions on their investment activities, thereby increasing competition with the Fund for potential investment opportunities. As a result, any changes to the Dodd-Frank Act may adversely impact the Fund.

There are General Regulatory Risks Applicable to the Fund. Legal, tax and regulatory changes could occur that may adversely affect the Fund, the shareholders and/or the portfolio investments. Recent proposals by the SEC indicate increased focus on the regulatory environment for investment vehicles such as the Fund, for holders of securities thereof, for investment advisers thereto and for lenders thereto is evolving, and changes in the regulation of any thereof may adversely affect the value of Common Shares held by or returns to a shareholder and/or the ability of the Fund to pursue its investment strategy.

Although the Fund and the Adviser will endeavor to comply with the requirements of a law and any changes thereto, the treatment of such entities and their investment or investment advisory activities is often uncertain, and may frequently depend on determinations of fact and interpretations of complex provisions of law and regulation for which there may be no clear precedent or authority or with respect to which the law or regulations are in the process of being considered for revocation or modification. Under such circumstances, the Fund and/or the Adviser may employ standard or developing industry practice or conventions, as well as its own internal policies and procedures, to guide its compliance efforts. There can be no assurance, however, that such practices, conventions, policies and procedures ultimately will be considered compliant, and as a result, the Fund or the Adviser, despite its efforts, may be exposed to liability (which may be subject to indemnification by the Fund or the shareholders), possibly on a retroactive basis, as practice, conventions, policies or procedures change or are challenged or the procedures for compliance with the regulatory regimes to which such entities are subject become clearer. Moreover, the regulatory regimes to which the Fund, the Adviser and the shareholders are subject may be administered differently by different governmental authorities or may be administered differently by different personnel within a particular governmental authority or over time and are generally under review by the applicable government authorities in the various jurisdictions in which such entities have investment or other activities, sometimes resulting in revised interpretations of seemingly established concepts. The treatment of such entities or their activities may be modified by administrative, legislative or judicial interpretation at any time, and any such action may affect investments or commitments previously made. In addition, as a result of such changes, the structure and activities of such entities may be challenged. Accordingly, the Fund, the shareholders and/or the Adviser could be adversely affected by any of such changes in laws, regulations, interpretations or the administration thereof.

If the Fund incurs indebtedness directly or indirectly that constitutes the issuance of an asset-backed security or a securitization as defined under then applicable law in the United States of America, in Europe or in Japan, the Fund, the Adviser or an affiliate of any thereof, may be required to (or may elect to) hold credit risk retention interests with respect thereto for the period of time and subject to the restrictions and limitations applicable thereto under then applicable law which could reduce the returns available to the Fund and the shareholders and potentially cause other adverse consequences for the Fund.

The Fund’s portfolio companies and the Fund are subject to regulation by-laws at the U.S. federal, state, and local levels. These laws and regulations, as well as their interpretation, may change from time to time, including as the result of interpretive guidance or other directives from the U.S. President and others in the executive branch, and new laws, regulations, and interpretations may also come into effect. Any such new or changed laws or regulations could have a material adverse effect on the Fund’s business. The effects of such laws and regulations on the financial services industry will depend, in large part, upon the extent to which regulators exercise the authority granted to them and the approaches taken in implementing regulations.

Future legislative and regulatory proposals directed at the financial services industry that are proposed or pending in the U.S. Congress may negatively impact the operations, cash flows or financial condition of the Fund or its portfolio companies, impose additional costs on portfolio companies or the Fund intensify the regulatory supervision of the Fund or its portfolio companies or otherwise adversely affect the Fund’s business or the business of its portfolio companies. Laws that apply to the Fund, either now or in the future, are often highly complex and may include licensing requirements. The licensing process can be lengthy and can be expected to subject the Fund to increased regulatory oversight. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund or the Adviser to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund. In addition, if the Fund does not comply with applicable laws and regulations, it could lose any licenses that it then holds for the conduct of its business and may be subject to civil fines and criminal penalties.

Privacy and Data Protection. The Fund’s collection, use, maintenance, handling, transfer and other processing of personal data, including in relation to, amongst others, the staff and representatives, individuals considering and/or making an investment in the Fund, and individuals connected with investors (such as directors, trustees, beneficial owners, advisors and agents), imposes legal and regulatory risk. Legal and regulatory requirements relating to the collection, storage, usage, maintenance, handling, transfer and other processing of personal data continue to evolve and could impose costly compliance burdens on the Fund. The Fund is and could directly or indirectly become subject to existing and future federal, state and international laws, regulations, rules or requirements related to privacy, data protection and information security in the jurisdictions in which it does business and/or its investors are located.

For example, the European Union’s General Data Protection Regulation (“GDPR”) includes a range of compliance obligations regarding the handling of personal data and significant financial penalties for non-compliance (the greater of €20 million or 4% of annual global turnover). Following Brexit, the U.K. General Data Protection Regulation (i.e., a version of the GDPR as implemented into U.K. law) (“UK GDPR”) went into effect. While the GDPR and the UK GDPR remain substantially similar for the time being, the UK government has announced that it would seek to chart its own path on data protection and reform its relevant laws, including in ways that could differ from the GDPR.

The Fund could also be subject to existing and new U.S. federal, state and local privacy, data protection, and information security laws and regulations, such as the Federal Trade Commission Act, which regulates unfair or deceptive acts or practices (including with respect to privacy, data protection and information security); the Gramm-Leach-Bliley Act of 1999, which restricts certain collection, storage, use, disclosure and other processing of personal data, requires notice to individuals of privacy practices and provides individuals with certain rights to prevent the use and disclosure of certain non-public or otherwise legally protected data; the California Consumer Privacy Act, as amended by the California Privacy Rights Act, which provides California residents with certain individual privacy rights and imposes privacy, data protection and information security obligations on covered companies, as well as state data breach notification and other laws, including the New York SHIELD ACT, that require enhanced levels of cybersecurity and notification to individuals and/or regulators in the event of a cybersecurity breach of certain personal data or other similar incidents. A number of other states also have enacted, or are considering enacting, comprehensive privacy, data protection and information security laws, and the United States Congress is also considering various proposals for privacy, data protection and information security legislation.

The Fund intends to comply with any obligations arising out of privacy, data protection, and information security laws and regulations that are applicable to it, but may not be able to accurately anticipate the way in which regulators and courts will apply or interpret such laws and regulations, including their applicability to the Fund. If any such laws or regulations are implemented, interpreted or applied in a manner inconsistent with the Fund’s policies and practices, it may be fined or ordered to change its business practices in a manner that increases compliance burdens and costs and adversely impacts its operating results. Compliance with these laws and regulations, including the obligation to timely notify stakeholders in the event of a cybersecurity incident, may divert the Fund’s time and effort and entail substantial expense. Any failure or perceived failure by the Fund to comply with existing and new privacy, data protection and information security laws and regulations could result in negative publicity and may subject the Fund to significant costs associated with litigation, settlements, regulatory action, judgments, fines, liabilities and other penalties, for which the Fund may not have insurance coverage.

The Fund is Subject to Risks Relating to Material Non-Public Information. As described under the heading “Conflicts of Interest” from time to time, the Adviser other Adviser Parties and the Antares Lending Platform, the equity owners of each, including each of the Canada Pension Plan Investment Board and Northleaf Star Holdings LP, (and each such equity owners’ other subsidiaries and companies in which they own some or all of the equity interests, collectively, the “Parent Companies”), and other affiliates (and the officers and personnel of any of the foregoing) may come into possession of material non-public information that would limit the ability of the Fund to buy and sell Portfolio Loans. The investment flexibility of the Fund may be constrained as a consequence of the Adviser’s inability to take certain actions because of such information. The Fund will lose investment opportunities if it is unable to acquire an investment because the Adviser, other Adviser Parties, the Antares Lending Platform, the Parent Companies, or other affiliates (or the officers or other personnel of any of the foregoing) have obtained material non-public information which prevents such acquisition. Although the Adviser and its affiliates have adopted some informational walls, not all information is subject to such walls and there can be no guarantee that a wall will be effective. For example, with respect to information on secondaries, information obtained by another Adviser Party in the course of managing investments in secondaries will not be shared with the other Adviser Parties, which information could be informative to the management and valuation of any such investment managed by other Advisers, but will not be shared, which could be to the detriment of the Fund. The Fund may experience losses if it is unable to sell an investment that it holds because the Adviser, another Adviser Party, the Antares Lending Platform, a Parent Company, or other affiliates (or the officers or other personnel of any of the foregoing) have obtained material non-public information, which losses will reduce returns to and could cause losses for the shareholders.

The Fund is Subject to Risks Relating to Public and Other Disclosure Obligations. The Fund and/or certain shareholders may be expected to disclose confidential and other information relating to Fund assets and financial results when required to do so by applicable law. The Fund may disclose confidential and other information to shareholders or to third parties (including, without limitation, their lenders, service providers and/or any rating agency) that may request such information and are expected to do so to the extent required by law or contract applicable thereto. In addition, other entities that are lenders or agents in any credit facility of which a Portfolio Loan constitutes a part may have similar disclosure rights or obligations relating to such credit facility. There is no assurance that any such disclosure of information will be or will remain confidential. Such disclosure obligations may adversely affect the Fund and/or certain shareholders, particularly shareholders who are not otherwise subject to public disclosure of information requirements relating to the private holdings of funds in which they invest.

The Fund, the Adviser or their respective affiliates, service providers, or agents may from time to time be required or may, in their discretion, determine that it is advisable to disclose certain information about the Fund and the Fund investors, including investments held directly or indirectly by the Fund and the names and level of beneficial ownership of certain of the Fund investors, to (i) regulatory or taxing authorities of certain jurisdictions, which have or assert jurisdiction over the disclosing party or in which the Fund directly or indirectly invests, or (ii) any lenders, counterparty of, or service provider to, the Adviser or the Fund (and its subsidiaries). Disclosure of confidential information under such circumstances will not be regarded as a breach of any duty of confidentiality and, in certain circumstances, the Fund, the Adviser or any of their affiliates, service providers or agents, may be prohibited from disclosing to any Fund investor that any such disclosure has been made.

Risks Relating to Financings by the Fund

The Fund is Subject to General Risks Associated with Leverage. The use of leverage is generally considered a speculative investment technique and increases the risks associated with investing in the Fund. The greater the total borrowing by the Fund relative to its assets, the greater will be its risk of loss and possibility of gain. In addition, money borrowed by the Fund will be subject to interest costs and other costs which will be a direct or indirect expense of the Fund and, to the extent not covered by income or gain attributable to the assets of such borrower, will adversely affect the operating results of the Fund.

The Fund Borrows Money, Which Magnifies the Potential for Gain or Loss on Amounts and May Increase the Risk of Investing With Us. Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in our securities. We may enter into one or more credit facilities and may issue or assume other senior securities, and in the future may borrow from, or issue additional senior securities to, banks, insurance companies, funds, institutional investors and other lenders and investors. Lenders and holders of such senior securities have fixed dollar claims on the Fund’s consolidated assets that are superior to the claims of our shareholders. If the value of our consolidated assets increases, then leveraging would cause the net asset value per share of our Common Shares to increase more sharply than it would have had we not incurred leverage.

Conversely, if the value of our consolidated assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not incurred leverage. Similarly, any increase in our consolidated income in excess of consolidated interest payable on the borrowed funds would cause our net income to increase more than it would had we not incurred leverage, while any decrease in our consolidated income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make distribution payments on our Common Shares. There can be no assurance that a leveraging strategy will be successful.

Any credit facilities into which the Fund may enter impose financial and operating covenants that may restrict the Fund’s business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew any credit facilities or to add new or replacement debt facilities or to issue additional debt securities or other evidence of indebtedness could have a material adverse effect on our business, financial condition and results of operations.

The following table illustrates the hypothetical effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at a weighted average stated interest rate of 5.98% (excluding deferred financing costs, deferred issuance costs and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $950.4 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.

	Assumed Return on Portfolio (Net of Expenses)(1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholders(2)	-30.95%	-19.35%	-7.75%	3.85%	13.52%

The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

In order to compute the “Corresponding Return to Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets as of December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.98% by the approximately $950.4 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Shareholders.” Return is assumed to be sourced by net investment income and is correspondingly adjusted for incentive fees on income above the preferred return.

Indebtedness Under a Portfolio Credit Facility May be Affected by Interest Rate Risks, Including Mismatches Between the Interest that is Payable with Respect to Such Indebtedness and Interest Income that is Received on the Related Portfolio Loans. The interest payable with respect to the indebtedness incurred or issued by the Fund or a subsidiary (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund) under any portfolio credit facility (the “Portfolio Credit Facility Debt”) generally is expected initially to be based on the Secured Overnight Financing Rate (“SOFR” or the “Benchmark”). Interest income earned on the Portfolio Loans that collateralize the related portfolio credit facility typically also are based on SOFR or may bear interest at a fixed rate. It is possible that the Benchmark being used to determine interest payable on the Portfolio Credit Facility Debt may rise during periods in which the Benchmark or another index or fixed rate of interest payable on the Portfolio Loans is stable, falling or capped at a lower rate. In addition, the Benchmark may be changed on a hardwired basis without any discretion on the part of the Fund to consent thereto or by amendment in which case the Fund will have whatever discretion is provided in the underlying documents to grant or withhold its consent thereto (and, with respect to a Portfolio Loan amendment, may not own a sufficient amount of a Portfolio Loan to control any such decision). Moreover, hardwired change or change by amendment may occur in the Benchmark at different times under the Portfolio Loan and under any portfolio credit facility. Under such circumstances it is possible that there may be mismatches between the interest rates payable on the Portfolio Credit Facility Debt and the interest rates payable on the Portfolio Loans collateralizing such Portfolio Credit Facility Debt, as well as timing mismatches based on different reset dates with respect thereto. The Fund may enter into interest rate swap transactions to hedge any interest rate or timing mismatch. Such a mismatch could result in less excess spread available as credit support for the portfolio credit facility, less cash available for distribution to the Fund and the shareholders thus adversely affecting the returns received thereby and/or the Fund not collecting sufficient interest income from the Portfolio Loans to make interest payments then due on the Portfolio Credit Facility Debt which may result in an event of default thereunder.

The Fund is Subject to Risks Relating to Subordinated Interests in any Financing Subsidiary. The Fund will own all or a majority of the equity interests in any financing subsidiary. The Fund will seek advice from its accountants whether or not the Fund will be required to consolidate the assets and liabilities of any financing subsidiary in its consolidated financial statements. The Fund’s equity interests in a financing subsidiary will be subordinated in priority of payment to such financing subsidiary’s obligations to its debt holders and its service providers. All of these persons have claims superior to the claims of the Fund as equity interest holder in any liquidation of such financing subsidiary. If a financing subsidiary has insufficient assets to pay all of its obligations, the Fund and the shareholders may suffer losses. In addition, the debt incurred at the financing subsidiary level is required to be included in our calculation of our asset coverage.

The Fund is Subject to Risks Relating to Minimum Utilization and Prepayment Penalties under a Portfolio Credit Facility. In order to ensure that they receive an anticipated minimum level of profit in connection with entering into a portfolio credit facility, the lenders thereunder typically require that a borrower pay, in addition to interest and certain one-time fees, a commitment fee on any portion of the maximum commitment that is undrawn, and may require that the borrower pay a make-whole premium – which could be in the form of a one-time payment or ongoing minimum payments – in the event that the advances under the portfolio credit facility are prepaid or not sufficiently drawn, and/or the portfolio credit facility is terminated during a specified non-call period. Under such circumstances, the Fund could incur borrowing costs under such portfolio credit facility regardless of the amount of leverage it utilized thereunder. To the extent that the Fund is unable to acquire or did not hold sufficient Portfolio Loans meeting the eligibility criteria of the portfolio credit facility to satisfy certain minimum utilization targets under the portfolio credit facility, commitment fees may increase thus reducing the amount that may otherwise be distributable to the shareholders. In addition, there may be insufficient interest or other proceeds relating to such Portfolio Loans subject to such portfolio credit facility to fully cover all costs relating thereto which could result in a payment event of default under such portfolio credit facility, which could have a material adverse effect on the performance of the Fund and on the shareholders.

Certain Investment Risks

The Fund is Subject to Risks Associated with its Investment Strategy. The success of the Fund’s investment activities depends on the Adviser’s ability to identify opportunities for attractive risk-adjusted returns on invested capital, which is dependent in part on the market for available capital for middle market companies. Identification of these opportunities involves uncertainty. No assurance can be given that the Adviser will be able to successfully locate investment opportunities, or if such opportunities are located, that they will be available for allocation to the Fund or that, for Portfolio Loans sourced by the Antares Lending Platform, or the Board, when required, will consent to or approve the purchase thereof. In addition, any credit facility is expected to, place restrictions on the Adviser’s ability to cause the Fund to buy and/or sell loans as well as the timing for acquiring loans.

Hedging. The Fund may, in some circumstances, directly or indirectly, employ hedging techniques in connection with its Portfolio Loans designed to reduce the risks of adverse movements in interest rates, securities prices, currency exchange and other factors (including risks associated with the use of derivative instruments). While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, currency exchange rates or other events relating to such hedging transactions may result in a poorer overall performance for the Fund than if it had not entered into such hedging transactions.

Terrorist Action, Military Action, Protests, Pandemics and Natural Disasters. There is a risk of terrorist attacks, military actions, other armed conflicts, violent protests, pandemics and/or natural disasters in the United States and elsewhere causing significant loss of life, property damage and/or disruptions in the local or global markets. These events can also lead to, or be a symptom of, economic, political and/or social instability. Economic and diplomatic sanctions may be in place or imposed on certain states or persons. The imposition of sanctions could adversely impact the value and/or liquidity of assets where an obligor is located in or economically tied to a sanctioned country or person. Additionally, sanctions can lead to devaluation of a sanctioned country’s currency and increased market volatility both in the sanctioned country and throughout the world, which could impact obligors and the Fund, even if there is no direct relationship with a sanctioned country or person.

Pandemics and natural disasters may have similarly disruptive impacts. The potential impact of such events is unclear, but such events could have a material adverse effect on general economic conditions, the ability of obligors of Portfolio Loans held by the Fund to repay such Portfolio Loans, lenders extending credit facilities to the Fund, or market liquidity, thereby adversely impacting the operations of the Adviser or the Fund and the returns to the shareholders.

General Economic Conditions May Affect the Ability of the Fund to Make Distributions to the Shareholders. The ability to effectuate the investment strategy of the Fund and to make distributions to the shareholders will depend in part on general economic conditions and the financial health of the Portfolio Loan borrowers. Negative trends or volatility in economic conditions generally or in particular financial and credit markets are likely to increase the number of non-performing Portfolio Loans and decrease the value and collectability of the Portfolio Loans. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or the current ongoing conflict between Russia and Ukraine and the escalating conflict in the Middle East, and the rapidly evolving measures in response, could lead to disruption, instability and volatility in the global markets. It is difficult to predict which markets, products, businesses and assets will be affected by particular economic or business conditions (or to what degree the health of particular markets or industries are dependent on monetary policies by central banks, particularly the U.S. Federal Reserve). There is no assurance that conditions in the credit and other financial markets will be or remain stable and will not have deteriorated or in the future deteriorate at any time and there is now and in the future a material possibility that economic activity will be volatile and/or has slowed or slow over the moderate to long term. See “Risks Relating to Infectious Disease and Pandemics.” A decrease in market value of the Portfolio Loans would also adversely affect the sale proceeds that could be obtained upon the sale of the Portfolio Loans and could result in losses, negatively impact returns to shareholders and ultimately affect the ability of the Fund to make distributions to the shareholders.

Obligors are also affected generally by economic slowdowns and recessions. Although signs of economic slowdown are less evident in certain regions around the world as the global growth cycle has reached a mature phase, economists continue to expect near term moderate economic growth due to the limited signals of imminent recession in the United States, continued healthy government spending, and recent progress made on trade. Regardless, geopolitical instability presents a risk for the Fund and the Portfolio Loans in which it will invest. Any deterioration of general economic conditions can lead to significant declines in corporate earnings, loan performance, or the ability of obligors to service their loans, any of which could trigger a period of global economic slowdown and have an adverse impact the Fund’s performance and financial results, including the value of its portfolio and the collateral securing the Portfolio Loans. Unfavorable economic conditions also could increase the cost of leverage or cause lenders not to extend credit on favorable terms or at all, which could prevent the Fund from making investments and have an adverse impact on its performance and financial results.

Negative economic trends would also increase the likelihood that major financial institutions or other entities having a significant impact on the financial and credit markets may suffer a bankruptcy or insolvency, as occurred during the recession in the U.S. economy several years ago. The bankruptcy or insolvency of any such entity may have an adverse effect on the Fund and the Common Shares and may trigger future crises in the global credit markets and overall economy, which could have a significant adverse effect on the Fund and the Common Shares.

During an economic downturn or recession it is likely that the incidence of amendments, waivers, modifications and restructurings of Portfolio Loans would increase, which may lead to a decrease in the value of such Portfolio Loans that could adversely affect the ability of the Fund to make distributions.

The volume of loans that are available for acquisition in the market or available for allocation by the Adviser to the Fund may vary from time to time. As a result, opportunities for the Fund to acquire such loans may be limited. This is also likely to heighten refinancing risk in respect of maturing Portfolio Loans. In addition, obligors on Portfolio Loans may be more likely to exercise any rights they may have to redeem or refinance such Portfolio Loans when interest rates or spreads are declining, which redemptions or refinancings may occur under circumstances when such Portfolio Loans cannot be replaced by the acquisition of additional Portfolio Loans with similar or better risk and economic characteristics or at all. These additional risks may affect the returns on the Common Shares to shareholders.

The Fund is Subject to Inflation Risks. Certain of our portfolio companies may be impacted by inflation. If such portfolio companies are unable pass any increases in their costs along to their customers, it could adversely affect their results and their ability to pay interest and principal on our loans. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations.

The Fund is Subject to Risks Relating to Infectious Disease and Pandemics. Certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Outbreaks such as the severe acute respiratory syndrome, avian influenza, H1N1/09, and, most recently, the coronavirus (COVID-19), or other similarly infectious diseases may have material adverse impacts on the Fund, the Adviser, their respective affiliates and portfolio companies. Actual pandemics, or fear of pandemics, can trigger market disruptions or economic turndowns with the consequences described above. The Adviser cannot predict the likelihood of disease outbreaks occurring in the future nor how such outbreaks may affect the Fund’s investments.

The outbreak of disease epidemics may result in the closure of the Adviser’s and/or a portfolio company’s offices or other businesses, including office buildings, retail stores and other commercial venues and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a portfolio company’s business which may adversely affect the ability of a portfolio company to perform its obligations, (b) disruption of regional or global trade markets and/or the availability of capital, (c) the availability of leverage, including an inability to obtain indebtedness at all or to the Fund’s desired degree, and less favorable timing of repayment and other terms with respect to such leverage, (d) trade or travel restrictions which impact a portfolio company’s business and/or (e) a general economic decline and have an adverse impact on the Fund’s value, the Fund’s investments, or the Fund’s ability to make new investments.

If a future pandemic occurs (including a recurrence of COVID-19) during a period when the Fund expects to be harvesting its investments, the Fund may not achieve its investment objective or may not be able to realize its investments.

Changes in the Leveraged Finance and Fixed Income Markets May Affect Shareholders. In recent years, the leveraged finance and fixed income markets have at times contributed to a severe liquidity crisis in the global credit markets. There have also been at times substantial fluctuations in prices for leveraged loans and limited liquidity for such loans. No assurance can be made that the conditions giving rise to such price fluctuations and limited liquidity will not continue or become more acute in the future. During periods of limited liquidity and higher price volatility, the ability of the Fund to acquire or dispose of Portfolio Loans at a price and time that the Adviser deems advantageous may be severely impaired. As a result, in periods of rising market prices, the Fund may be unable to participate in price increases fully to the extent that it is unable to acquire desired positions quickly and its inability to dispose fully and promptly of positions in declining markets may cause its net asset value to decline and may exacerbate losses suffered thereby when Portfolio Loans are sold. Furthermore, significant additional liquidity-related risks may exist for the Fund and the shareholders including, among others, (i) the possibility that the prices at which Portfolio Loans can be sold by the Fund will have deteriorated from their effective purchase price, and (ii) the possibility that opportunities for the Fund to sell its assets in the secondary market may be impaired or restricted by a portfolio credit facility. These additional risks may result in losses, negatively affect the returns on the Common Shares or otherwise adversely affect shareholders.

Regardless of current or future market conditions, certain Portfolio Loans purchased by the Fund will have only a limited trading market (or none). The Fund’s investment in illiquid Portfolio Loans may restrict its ability to dispose of Portfolio Loans in a timely fashion and for a fair price, as well as their ability to take advantage of market opportunities. While liquidity in loans to middle market companies has increased in recent years, loans to middle market companies similar to the loans that the Fund intends to acquire are less liquid than broadly syndicated loans and certain of such middle market loans that may be acquired by the Fund are less liquid than more traditional senior secured loans to middle market companies. Illiquid Portfolio Loans may trade at a discount from comparable, more liquid loans or other investments. See “Risk Factors—Risks Relating to Portfolio Loans—Non-Investment Grade Loans to Middle Market Companies Involve Particular Risks” for a further description of the illiquidity of non-investment grade loans to middle market companies.

In addition, adverse developments in the primary market for loans to middle market companies, unitranche loans and/or leveraged loans in general may reduce opportunities for the Fund to acquire loans that would qualify as Portfolio Loans. The ability of private equity sponsors and leveraged loan arrangers to effectuate new leveraged buy-outs and the ability of the Fund to acquire such loans may be partially or significantly limited depending on market and regulatory conditions. Furthermore, possible changes in the tax laws of the United States could result in private equity sponsors and obligors electing to reduce leveraged loans as part of their portfolio companies’ capital structure and to obtain more of their funding in the form of equity which may reduce the amount of Portfolio Loans available for acquisition by the Fund. The impact of any such changes affecting the leveraged loan market or another liquidity crisis on the global credit markets may adversely affect the management flexibility of the Adviser in relation to the portfolio and, ultimately, the returns on the Common Shares to shareholders.

The Fund is Subject to Risks Relating to General Economic Conditions. Loans are subject to credit and interest rate risks. Credit risk refers to the likelihood that an obligor will default in the payment of principal or interest on a loan. Financial strength and solvency of an obligor are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a loan may affect its credit risk. Credit risk may change over the life of a loan and loans that are rated by rating agencies are often reviewed and may be subject to downgrade. Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a loan indirectly (especially in the case of fixed rate obligations) or directly (especially in the case of loans whose rates are adjustable). In general, in a period of declining interest rates, the rate of prepayments has historically tended to increase as borrowers are motivated to pay off debt and refinance at new lower rates, resulting in obligations being paid off more quickly than originally anticipated and the Fund being required to reinvest the proceeds in investments with lower yields.

Conversely, rising interest rates will negatively impact the price of a fixed rate loan and falling interest rates will have a positive effect on price. Adjustable rate loans also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in loans with uncertain payment or prepayment schedules.

The Fund is Subject to Risks Relating to Developments in the Leveraged Loan Market. The global economy has been affected for a number of years by the crisis in the credit markets initially caused by problems in the U.S. subprime residential mortgage loan market and, in the United States, a slow recovery thereafter. The global economy is still being negatively affected by, among other things, certain national deficits and sovereign debt levels incurred before or during the credit crisis. Among the sectors of the global credit markets that experienced particular difficulty during the credit crisis were the collateralized debt obligations and leveraged finance markets. There is no assurance that such markets may not experience similar difficulties in the future. There continues to exist significant risks for the Fund and shareholders as a result of uncertain or volatile economic conditions. These risks include, among others, (i) the likelihood that it may be more difficult to sell any of the Fund’s assets in the secondary market, thus rendering it more difficult to dispose of such assets, (ii) the possibility that the price at which the Fund’s assets can be sold by the Fund will have deteriorated from their effective purchase price, (iii) the illiquidity of the Common Shares, as there is currently little or no secondary trading in equity securities issued in connection with entities such as the Fund and none is expected to develop, and (iv) the possibility of a recession or other economic downturn affecting obligors. All of these risks may affect the returns on the Common Shares to shareholders and the ability of shareholders to realize their returns. The Fund’s assets will primarily consist of Portfolio Loans to middle market companies that may be particularly susceptible to economic slowdowns or recessions and may be unable to make scheduled payments of interest or principal on their borrowings during these periods. See “Risk Factors—Risks Relating to Portfolio Loans—Non-Investment Grade Loans to Middle Market Companies Involve Particular Risks.” The volume of leveraged loans that are available for acquisition by the Fund may vary from time to time. As a result, opportunities for the Fund to acquire such assets may be limited. This is also likely to heighten refinancing risk in respect of maturing loans. In addition, obligors on loans may be more likely to exercise any rights they may have to redeem or refinance such loans when interest rates or spreads are declining. These additional risks may affect the returns on the Common Shares to shareholders and could further slow, delay or reverse an economic recovery and cause a further deterioration in loan performance generally.

Future crises may have a negative impact on the economic conditions in the affected jurisdictions. Any slowdown in growth or commencement of a recession in such economies as a result thereof has had and in the future is expected to have an adverse effect on the ability of consumers and businesses to repay or refinance their existing debt. Adverse macroeconomic conditions may adversely affect the rating, performance and the realization value of the loans. It is possible that the loans will experience higher default rates than anticipated and that performance will suffer.

As a result of the credit crisis, some leading global financial institutions were forced into mergers with other financial institutions, have been partially or fully nationalized or became bankrupt or insolvent. The bankruptcy or insolvency of a major financial institution may have an adverse effect on the Funds, particularly if such financial institution is the administrative agent of one or more Portfolio Loans, a seller of a participation interest therein, or is the agent or lender under a credit facility financing to the Fund. In addition, the bankruptcy, insolvency or financial distress of one or more additional financial institutions, or one or more sovereigns, may trigger additional crises in the global credit markets and overall economy which could have a significant adverse effect on Fund assets and the Common Shares.

Although the leveraged finance and CLO markets have made significant recoveries from the adverse impact of the recent credit crisis, there can be no assurance that the leveraged finance and CLO markets will not be adversely impacted by future economic downturns or market volatility.

The Fund is Subject to Risks Relating to Competition and Availability of Suitable Investments. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement investment strategies in leveraged loans including BDCs, leveraged loan finance companies, CLO vehicles and private funds and separately managed accounts similar to the Fund. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities, which may result in a decrease in the number of opportunities that the Adviser is able to pursue on behalf of the Fund, or in increased price volatility with respect to such opportunities. Prospective investors should understand that the Fund will compete with other investment vehicles, as well as institutional investors and commercial banking firms that have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to the Fund. In addition, competitors may have incurred, or may in the future incur, leverage to finance their debt investments at levels or on terms more favorable than those available to the Fund. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Adviser can offer no assurance that it will be able to identify and make investments that are consistent with the investment objective of the Fund.

In some cases, the Adviser’s Parent Companies invest in Portfolio Loans that are suitable for the Fund. Such Parent Companies could invest indirectly alongside the Fund and other clients of the Adviser or the Adviser’s affiliates through their interest in the Platform Balance Sheet Client or could seek to invest either in concert with, or independently of, the Fund and other clients of the Adviser or the Adviser’s affiliates. In cases where the Parent Companies pursue an opportunity independently, the Fund could, but will not necessarily, also pursue such opportunity.

It is Anticipated that All or Most of the Portfolio Loans will be Sourced by Adviser Parties. Except to the extent otherwise permitted by the Fund’s investment criteria, since it is anticipated that all or most of the Portfolio Loans will be sourced through the Antares Lending Platform, the Fund will be relying on the performance of the loan origination business of the Antares Lending Platform and the relevant Adviser Parties in general for both the types of Portfolio Loans and the quality of such Portfolio Loans, and for other related services including, without limitation, access to market deal flow, credit diligence and portfolio administration, accounting, tax, human resources, information technology and legal/compliance support. Therefore, a decline in the business and other business activity of the Antares Lending Platform could have adverse consequences for the Fund and the shareholders. There can be no assurance that the Antares Lending Platform will source loans of equal or better quality than those sourced by it in the past. If the Antares Lending Platform suffers from a decline in business, or loosens its credit standards, the loans sourced thereby may suffer in credit quality. In order to maintain levels of business activity and/or profitability, the Antares Lending Platform may make concessions to obligors on loans. In addition, there is no assurance that the Antares Lending Platform will continue to source loans that fit the Fund’s investment strategy or originate them in the same volume. Under such circumstances the size or performance of the Fund’s portfolio could be expected to be adversely affected.

Significant conflicts of interest will arise from the Fund acquiring all or most of the Portfolio Loans in this manner. See “Conflicts of Interest.”

Certain Portfolio Loans Could be Based on Recurring Revenues and Not Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”). Certain of the Portfolio Loans could be in large part underwritten based on projections and assumptions related to the growth or increase in services, adoption or entry into new markets and an assumed growth in recurring revenue, as well as assumptions related to spending to support such growth. The obligors of these Portfolio Loans may have low or negative EBITDA. If the projections and assumptions made with respect to the growth of any such obligor’s revenues or expenditures are inconsistent with such obligor’s actual performance, such Portfolio Loans may be subject to greater risks than Portfolio Loans for which the obligor has higher EBITDA.

Ratings and/or Credit Estimates are Not a Guarantee of Quality. Credit ratings and/or credit estimates of assets represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality or performance. A credit rating or a credit estimate is not a recommendation to buy, sell or hold assets and may be subject to revision or withdrawal at any time by the assigning rating agency. If a credit rating or credit estimate assigned to any Portfolio Loan is lowered for any reason, no party is obligated to provide any additional support or credit enhancement with respect to such Portfolio Loan. Rating agencies attempt to evaluate the relative future creditworthiness of an obligation and do not address other risks, including, but not limited to, the likelihood of principal prepayments (both voluntary and involuntary), liquidity risk, market value or price volatility; therefore, credit ratings or credit estimates do not fully reflect the true risks of an investment in the related asset. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an obligor’s current financial condition may be better or worse than a rating indicates. Further, rating agencies may change credit rating or credit estimate methodologies. Consequently, credit ratings or credit estimates of any Portfolio Loan should be used only as a preliminary indicator of perceived investment quality and should not be considered a reliable indicator of actual investment quality. Credit ratings or credit estimates of Portfolio Loans included in the Fund’s direct or indirect portfolio or of other loans similar to the Portfolio Loans may be subject to significant or severe adjustments downward. Credit rating or credit estimate reductions or withdrawals may occur for any number of reasons and may affect numerous assets at a single time or within a short period of time, which may have material adverse effects upon the Fund’s investments in Portfolio Loans.

Loans to middle market companies generally will not have a public rating, although some loans may have private ratings and/or credit estimates assigned by, or obtained pursuant to the methodology of, a nationally recognized statistical rating agency. A credit estimate is not identical to a credit rating, and may be assigned using a more limited analysis, based on public information or information supplied by the party requesting the credit estimate. Disclosure of private ratings and/or credit estimates, if any are available, is restricted and any such ratings or estimates are not expected to be disclosed to the Fund.

The Fund is Subject to Risks Relating to the Impact of Uninvested Cash Balances. To the extent the Adviser on behalf of the Fund maintains cash balances (such as cash balances to fund revolving loans) or reserves or holds such amounts in temporary investments instead of investing in higher yielding Portfolio Loans or paying down related credit facilities incurred directly or indirectly thereby with respect to the Portfolio Loans, portfolio income will be reduced which will result in reduced amounts available to the Fund for its return on investment. In addition, temporary investments could also suffer losses. The extent to which the cash balances of the Fund remain uninvested in Portfolio Loans will be subject to a variety of factors, including among others future market conditions, and is difficult to predict.

The Composition and Characteristics of the Portfolio Loans will Change over Time. The characteristics of the Portfolio Loans held by the Fund will change as a result of the acquisitions and sales of Portfolio Loans by the Fund. The characteristics of the Portfolio Loans will also change over time as a result of scheduled amortization, prepayments, the amount of draws, repayments and termination of revolving Portfolio Loans, extensions, waivers, modifications, restructuring, work-outs, delinquencies and defaults on Portfolio Loans. There can be no assurance that the portfolio of Portfolio Loans directly or indirectly owned by the Fund will have any particular characteristics at any time and the decision to buy Portfolio Loans or to sell Portfolio Loans will have a significant impact on those characteristics.

The Fund is Currently Operating in a Period of Capital Markets Disruption, Significant Volatility and Economic Uncertainty. From time to time, capital markets may experience periods of disruption and instability. Such disruptions may result in, amongst other things, write-offs, the re-pricing of credit risk, the failure of financial institutions or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular, as well as increasing volatility and illiquidity in the global credit, debt and equity markets generally. The duration and ultimate effect of such market conditions cannot be accurately forecasted. Extreme uncertainty regarding economic markets is resulting in declines in the market values of potential investments and declines in the market values of investments after they are made or acquired by the Fund and affecting the potential for liquidity events involving such investments or portfolio companies. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. Applicable accounting standards require the Fund to determine the fair value of its investments as the amount that would be received in an orderly transaction between market participants at the measurement date. While most of the Fund’s investments are not publicly traded, as part of the Fund’s valuation process the Fund considers a number of measures, including comparison to publicly traded securities. As a result, volatility in the public capital markets can adversely affect the Fund’s investment valuations.

Various social and political tensions around the world may contribute to increased market volatility, may have long-term effects on the worldwide financial markets and may cause further economic uncertainties worldwide. In particular, the consequences of the conflict between Russia and Ukraine and the conflict in the Middle East, including international sanctions, the potential impact on inflation and increased disruption to supply chains and a potential global recession may impact portfolio companies. Because Russia is a major exporter of oil and natural gas, the invasion and related sanctions have reduced the supply, and increased the price, of energy, which is accelerating inflation and may exacerbate ongoing supply chain issues. There is also the risk of retaliatory actions by Russia against countries which have enacted sanctions, including cyberattacks against financial and governmental institutions, which could result in business disruptions and further economic turbulence. Such consequences also may increase the Fund’s funding cost or limit its access to the capital markets.

A prolonged period of market illiquidity may cause the Fund to reduce the volume of loans and debt securities originated and/or fund and adversely affect the value of the Fund’s portfolio investments, which could have a material and adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Trade Negotiations and Related Government Actions may Create Regulatory Uncertainty for our Portfolio Companies and our Investment Strategies and Adversely Affect the Profitability of our Portfolio Companies. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S. on numerous countries. Such tariffs could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from countries subject to the tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies. In addition, such tariffs could slow the global economy, and, while such tariffs may be adjusted downward or removed, the adjustment or removal of tariffs may or may not yield the intended results.

Investments in Non-Sponsor Borrowers. There have been and will be occasions where the Fund lends to an obligor that has not received funding from a private equity sponsor (“non-sponsor borrower”). The Adviser generally takes a similar approach to non-sponsor and sponsor-backed borrowers in respect of the information requested, diligence, underwriting standards, financing options and terms considered. However, because non-sponsor borrowers do not have a relationship with, the experience of working with, or support of a sponsor, the Adviser must work directly with such borrower without the benefit or influence of a sponsor. Non-sponsor borrowers can present business models or challenges that differ from those of sponsor-backed borrowers. In addition, non-sponsor borrowers often require increased monitoring by the Adviser, which could increase costs associated with such a loan, which would reduce the Fund's return. Without a relationship with a sponsor, a non-sponsored borrower might also have reduced access to follow-on capital. Further, due to the lack of experience of some non-sponsored borrowers in sophisticated corporate finance arrangements as compared to sponsored businesses, the non-sponsored borrower might incur additional costs and difficulty resolving future distress or a workout, which could lead to an increased risk of default. It is also possible that realization timelines will be longer for a non-sponsored borrower than for a sponsored borrower, which could be detrimental to the Fund.

Risks Relating to Portfolio Loans

Non-Investment Grade Loans to Middle Market Companies Involve Particular Risks. The Portfolio Loans will consist primarily of non-investment grade loans to middle market companies or participation interests therein, which are subject to liquidity, market value, credit, repricing, default, recovery, interest rate, reinvestment and other risks. The Portfolio Loans are generally considered to be subject to greater risks than investment grade corporate obligations and will be less liquid than both investment grade corporate obligations and broadly syndicated loans. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of Portfolio Loans. There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could affect the value and returns of the Portfolio Loans or will be able to acquire on behalf of the Portfolio Loans that will generate sufficient returns to meet the Fund’s or the shareholders’ expectations.

Prices of the Portfolio Loans may be volatile, and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including but not limited to changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic and international economic or political events, developments or trends in any particular industry, and the financial condition of the obligors of the Portfolio Loans. In particular, the market for non-investment grade loans has experienced periods of volatility in the supply and demand for such loans, resulting in fluctuations and changes in, among other things, spreads, interest rate floors, purchase discounts, leverage, covenants, structure, and other terms. Additionally, loans and participation interests in loans generally have significant liquidity and market value risks because they are not generally traded in organized exchange markets but are traded by banks and other institutional investors in privately negotiated transactions. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to both the high-yield debt securities market and the broadly syndicated loan market. As a result, the Portfolio Loans will be subject to greater risks than broadly syndicated loans issued by larger companies.

All or a significant majority of the Portfolio Loans are expected to consist of loans to middle market companies. Although middle market loans share many of the same characteristics as more broadly syndicated loans, including a senior secured position in the obligor’s capital structure and floating rate interest payments, loans to middle market companies tend to be less widely held and are not often publicly rated. Loans to middle market companies may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade corporate obligations. As a result, the Portfolio Loans will be subject to greater risks than broadly syndicated loans entered into by larger companies.

Because a more limited number of investors invest in loans to middle market companies, the trading volume for such loans is relatively illiquid as compared to that of broadly syndicated loans. In addition, investors who invest in middle market loans typically invest in unitranche loans in middle market companies, the trading volume of which is likely to be relatively illiquid as compared to that of more traditional senior secured loans to middle market companies. In addition, the trading market for Portfolio Loans that are revolving loans is substantially less liquid than that for term loans since certain loan market investors are not permitted to, or prefer not to, invest in revolving loans. Furthermore, there are typically restrictions on transfers of Portfolio Loans under the related loan facility documents and, if the Portfolio Loan is a participation interest, there may be additional restrictions on transfer under the related participation agreement. The illiquidity of the Portfolio Loans may restrict the ability of the Fund (or the Adviser on its behalf) to dispose of such Portfolio Loans in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities.

A non-investment grade middle market loan or participation interest therein is generally considered speculative in nature and may experience defaults for a variety of reasons. A middle market loan may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, deferral of payment, payments-in-kind of interest, and a substantial change in the terms, conditions and covenants with respect to such loan. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such loan. The liquidity of a loan in default will be limited, and to the extent that a defaulted loan is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on the Portfolio Loans and an increase in default levels or a decrease in recoveries would be expected to adversely affect the returns of the Fund in respect of the Portfolio Loans.

Non-investment grade loans to middle market businesses may carry more inherent risks than non-investment grade loans to larger, publicly traded entities. For example, middle market borrowers generally are not publicly traded entities and have significantly less publicly available information about them compared to publicly traded entities. These middle market companies generally have more limited access to capital and higher financing costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from their respective private equity sponsors, public capital markets or from traditional sources, such as commercial banks. Non-investment grade and middle market borrowers may be highly leveraged, which may cause them to be more likely to be unable to meet their obligations in an economic downturn, a period of rising interest rates, a contraction of the leveraged loan market or a period of fluctuating exchange rates (in respect of those obligors located outside of the United States). Middle market businesses typically have narrower product lines and smaller market shares than large businesses. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Middle market businesses may have more difficulties implementing enterprise resource plans and may face greater challenges integrating acquisitions than large businesses. These businesses may also experience substantial variations in operating results. Typically, the success of a middle market company also depends on the management talents and efforts of one or two individuals or a small group of individuals. The death, disability or resignation of one or more of these individuals could have a material adverse impact on such middle market company and its ability to repay its obligations. A deterioration in a middle market obligor’s financial condition and prospects may cause it to fail to satisfy net income, cash flow and other coverage tests typically imposed by lenders and may be accompanied by deterioration in the collateral securing the Portfolio Loan. Such deterioration may impair the ability of such obligor to obtain refinancing, force it to seek to have its Portfolio Loan restructured or result in a defaulted Portfolio Loan.

In addition, middle market businesses often need substantial additional capital to expand or compete and will often have borrowed money from other lenders and may need additional capital to survive any economic downturns. Accordingly, loans made to middle market companies involve higher risks than loans made to companies that have larger businesses, greater financial resources or are otherwise able to access traditional credit sources. In addition, while a private equity sponsor often will provide additional capital to support their middle market portfolio companies in times of distress, such practice may not continue or may continue to a lesser extent. Default levels or the amount or timing of recoveries that may be experienced on the Portfolio Loans are uncertain. Any event of default and acceleration of a loan or decrease in recoveries or delay in receipt of recoveries would be expected to adversely affect the returns of the Fund in respect of the Portfolio Loans.

Investing in Term Loans, Delayed Draw Term Loans or Revolvers Involves Certain Risks. The Fund may invest in a variety of different types of debt, including but not limited to term loans, delayed draw term loans and/or revolving loans. A term loan is a loan that has a specified repayment schedule. A delayed draw term loan is a loan that typically permits the borrower to withdraw predetermined portions of the total amount borrowed at certain times. A revolving credit facility differs from a delayed draw term loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed draw term loans and revolving credit facilities usually provide for floating or variable rates of interest. If the Fund enters into or acquires a commitment with a borrower regarding a delayed draw term loan or a revolver, the Fund will be obligated on one or more dates in the future to lend the borrower monies (up to an aggregate stated amount) if called upon to do so by the borrower. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed draw term loans and revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Loan Prepayments May Affect the Ability of the Adviser to Invest Available Funds in Appropriate Portfolio Loans. Loans are generally prepayable in whole or in part at any time at the option of the obligor thereof at par plus accrued unpaid interest thereon. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that Portfolio Loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. In addition, certain Portfolio Loans may include excess cash flow capture and other mandatory prepayment provisions, which may accelerate the amortization of the applicable Portfolio Loan. Any inability of the Adviser (if it is permitted to reinvest such funds on behalf of the Fund) to reinvest payments or other proceeds in Portfolio Loans with comparable interest rates may adversely affect the returns of the Fund in respect of the Portfolio Loans. There is no assurance that the Adviser will be able to reinvest proceeds in Portfolio Loans with comparable interest rates or as to the length of any delays before such investments are made.

The rate of prepayments, amortization and defaults may be influenced by various factors including, among other things: (i) changes in obligor performance and requirements for capital; (ii) the level of interest rates and the shape of the yield curve; (iii) lack of credit being extended and/or the tightening of credit underwriting standards in the commercial lending industry and supply and demand economics in capital markets; and (iv) the overall economic environment.

The Adviser cannot predict the actual rate of prepayments, accelerated amortization or defaults which will be experienced with respect to the Portfolio Loans.

Lender Liability Considerations and Equitable Subordination can Affect the Fund’s Rights with Respect to Portfolio Loans. A number of judicial decisions in the United States have upheld judgments of obligors against lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing owed to the obligor or has assumed an excessive degree of control over the obligor resulting in the creation of a fiduciary duty owed to the obligor or its other creditors or shareholders. Because of the nature of the portfolio of Portfolio Loans, the Fund could become directly or indirectly subject to allegations of lender liability individually or as part of a group of lenders and could also be liable for pro rata liabilities of the agent or lead lender.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a holder of debt (i) intentionally takes an action that results in the undercapitalization of an obligor to the detriment of other creditors of such obligor, (ii) engages in other inequitable conduct to the detriment of such other credits, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors, or (iv) uses its influence as a stockholder to dominate or control an obligor to the detriment of other creditors of such obligor, a court can elect to subordinate the claim of the offending holder of debt to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” Because of the nature of the portfolio of Portfolio Loans held by the Fund, the portfolio of Portfolio Loans could be subject to claims of equitable subordination.

Moreover, because the Fund and affiliates of, or persons related to, the Adviser and its affiliates could hold an equity investment or other interests in portfolio companies to which the Fund has made a Portfolio Loan, generally will act as the loan agent with respect to the related loan facility, could be registered title owner and seller of a participation interest in such loan investment and/or generally will hold related loans and/or equity investments, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity investment or other holdings or activities of the Adviser and its affiliates.

The preceding discussion is based upon principles of United States federal and state laws. As to Portfolio Loans that are obligations of non-United States obligors, the laws of certain foreign jurisdictions could impose liability upon lenders under factual circumstances similar to those described above, with consequences that could, but will not necessarily be, analogous to those described above.

Balloon Loans Present Refinancing Risk. The Portfolio Loans will include loans to middle market companies or participation interests therein that are balloon loans. Balloon loans involve a greater degree of risk than other types of loans because they are structured to allow for small principal payments over the term of the loan, requiring the obligor to make a large final (balloon) payment upon the maturity of the loan. The ability of such obligor to make this final payment upon the maturity of the loan typically depends upon its ability either to refinance the loan prior to maturity or to generate sufficient cash flow to repay the loan at maturity. The ability of any obligor to accomplish any of these goals will be affected by many factors, including the availability of financing at acceptable rates to such obligor or at all, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the related business, tax laws and the prevailing general economic conditions. Given their relative size and limited resources and access to capital, some obligors may have difficulty in repaying or refinancing their balloon loans on a timely basis or at all. Consequently, such obligors of Portfolio Loans that are balloon loans may not have the ability to repay such Portfolio Loans at maturity, and under such circumstances the Fund could lose all or most of the principal of such Portfolio Loans.

The Fund will Have Limited Consent and Control Rights with Respect to the Loan Facilities of Which the Portfolio Loans Are a Part. As a lender in a loan facility that has multiple lenders, the Fund will have limited consent and control rights, and such rights may not be effective in view of the expected proportion of such obligations held thereby as compared to the other lenders. In all instances, the Fund will own less than a majority of the related loan(s) of which the Portfolio Loans are a part and will not control decision making by the required lenders under the related credit facility documents except to the extent that such documents require the consent of all lenders. If the consent of all lenders is required to a modification, most credit facility documents provide that the loan of any lender failing to so consent may be redeemed by the obligor or purchased by an existing or new lender, in either such case at par together with accrued interest. If the Fund is a non-consenting lender, the related Portfolio Loan may be sold under such circumstances and there can be no assurance that the Adviser will be permitted or able to redeploy any sale or redemption proceeds received in connection therewith in Portfolio Loans having the same or a better yield or average life as any such Portfolio Loan so prepaid or sold, or at all, which may adversely affect the Fund’s expected return. To the extent that the Antares Lending Platform, any joint venture in which the Antares Lending Platform participates or any other person owns portions of such loans or Antares Lending Platform is interested in maintaining a performing loan as part of the Antares Direct Holdings and good business relations with the related obligor and its sponsor (as opposed to having a competitor in the loan market provide the desire loan to the obligor), they may act in their own interests in connection therewith without considering the interests of the Fund. See “Risk Factors – Risks Relating to Portfolio Loans – The Fund is Subject to Risks Related to Repricing” and “Conflicts of Interest.”

Except as otherwise expressly provided herein and in any portfolio credit facility, as applicable, the Adviser will direct the exercise and enforcement, or direct the Fund to refrain from exercising and enforcing, any or all of its rights and remedies in connection with the Portfolio Loans or any related loan documents and will direct consents or rejections of amendments or waivers of the terms of any Portfolio Loan and related loan documents and any workouts or restructuring in accordance with the Adviser’s investment management practices and the Fund will not otherwise have any right to compel the Adviser to take or refrain from taking any actions. The Adviser will be subject to certain conflicts of interest, as described in “Conflicts of Interest” below.

Agency Provisions with Respect to the Portfolio Loans Could Impair Enforcement Actions Against the Collateral Securing the Portfolio Loans and Expose the Fund to Losses on the Portfolio Loans; The Fund Might Not Have the Ability to Control Decisions with Respect to Portfolio Loans. The Portfolio Loans are expected to consist primarily of agented loans. Under the loan documents with respect to agented loans, a financial institution or other entity may be designated as the administrative agent, loan agent and/or collateral agent or a person acting in a similar capacity. Under these arrangements, the obligor typically grants a lien to the collateral agent on behalf of the lenders and the obligor makes payments to the administrative agents, which distributes obligor payments to the related lenders including the Fund. Such administrative agent may also collect advances made by the lenders and pays them over to the obligor in connection with the closing of the related Portfolio Loan and thereafter with respect to advances on revolving loans and delayed draw loans. Such administrative agents typically receive such payments into and distribute them from a commingled account. Certain decisions with respect to the related Portfolio Loan may be made by the administrative agent on behalf of the lenders under the related loan documents. An Adviser Party is expected to be the administrative agent with respect to most or all of the Portfolio Loans, subject to the terms of the related loan documents, which gives rise to certain conflicts of interest.

Risks related to agented loans include the possibility that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by the related lenders such as the Fund, including attempts to realize upon the collateral securing the Portfolio Loan and/or directing the applicable agent to take actions against the related obligor or the collateral securing a Portfolio Loan and taking actions to realize on proceeds or payments made by obligor that are in the possession or control of such agent. In addition, agented Portfolio Loans typically allow for agents to resign with certain advance notice. Such Portfolio Loans may not, however, contain provisions for the lenders to remove agents thereunder. Therefore, under circumstances where removal of an agent would be in the best interests of the lenders (including the Fund), the applicable loan documents would have to be amended by the lenders holding the requisite amount of the associated indebtedness with the agreement of one or more agents (which may not be forthcoming) to remove an agent thereunder. Further, if an agented loan is a revolving loan or a delayed draw loan, there is the possibility of other lenders failing to satisfy their funding commitment, which could result in a dispute. Any such actions could expose the Fund to losses with respect to the related Portfolio Loan.

The Fund is Subject to Risks Related to Fraud or Misrepresentation in the Investment Process. The Fund is subject to risks related to fraud or misrepresentation in the investment process. Any investment in an issuer carries the risk that the issuer will make a material misrepresentation or omission in connection with the investment. Such inaccuracy or incompleteness could adversely affect, among other things, the valuation of collateral underlying loans or other debt obligations, the Fund's ability to perfect or effectuate a lien on the collateral securing a loan or other debt obligation, the financial condition of the issuer or the business prospects of the issuer. The Fund, as well as subsidiaries through which the Fund may obtain indirect leveraged exposure to the underlying obligors or issuers of underlying loans, will rely upon the accuracy and completeness of representations made by the underlying obligors or issuers to the extent reasonable. However, there can be no guarantee that these representations are accurate or complete.

The Fund is Subject to Collateral Risk. The collateral and security arrangements in relation to such secured obligations as the Fund may invest in will be subject to such security or collateral having been correctly created and perfected and any applicable legal or regulatory requirements that may restrict the giving of collateral or security by an obligor, such as, for example, thin capitalization, over-indebtedness, financial assistance and corporate benefit requirements. If the Portfolio Loans do not benefit from the expected collateral or security arrangements, this may adversely affect the value of or, in the event of default, the recovery of principal or interest from such Portfolio Loans held by the Fund. Accordingly, any such a failure to properly create or perfect collateral and security interests attaching to the Portfolio Loans could have a material adverse effect on the performance of the Fund, and, by extension, the Fund’s financial condition, results of operations and the value of the Common Shares. A component of the Adviser’s analysis of the desirability of acquiring a given Portfolio Loan relates to the estimated residual or recovery value of such investments in the event of the insolvency of the obligor. This residual or recovery value will be driven primarily by the value of the anticipated future cash flows of the obligor’s business and by the value of any underlying assets constituting the collateral for such Portfolio Loan. The anticipated future cash flows of the obligor’s business and the value of collateral can, however, be extremely difficult to predict as in certain circumstances market quotations and third party pricing information may not be available. If the recovery value of the collateral associated with the Portfolio Loans held by the Fund decreases or is materially worse than expected by the Adviser, such a decrease or deficiency may affect the value of the Portfolio Loans held by the Fund. Accordingly, there may be a material adverse effect on the performance of the Fund, and, by extension, the Fund’s financial condition, results of operations and the value of the Common Shares.

Investing in “Covenant-Lite” Loans Involves Certain Risks. Certain of the Portfolio Loans may be “covenant-lite loans,” which contain limited, if any, financial covenants. Generally, covenant-lite loans either do not require the obligor to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the obligor to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. Ownership of covenant-lite loans may expose the Fund to different risks, including with respect to liquidity, price volatility and ability to restructure loans than is the case with loans that have such requirements and restrictions. As a result of the ownership of covenant-lite loans, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the returns of the Fund in respect of the Portfolio Loans.

Investing in Senior Secured Loans Subordinated in Right of Payment Involves Certain Risks. The Fund may invest in second lien loans, each of which will be secured by a pledge of collateral, but which is subordinated (with respect to liquidation preferences with respect to pledged collateral) to other secured obligations of the obligors secured by all or a portion of the collateral securing such second lien loan. Second lien loans are typically subject to intercreditor arrangements, the provisions of which can prohibit or restrict the ability of the holder of a second lien loan to (i) exercise remedies against the collateral with respect to their second liens; (ii) challenge any exercise of remedies against the collateral by the first lien lenders with respect to their first liens; (iii) challenge the enforceability or priority of the first liens on the collateral; and (iv) exercise certain other secured creditor rights, both before and during a bankruptcy of the obligor. In addition, during a bankruptcy of the obligor, the holder of a second lien loan might not be required to give advance consent to (a) any use of cash collateral approved by the first lien creditors; (b) sales of collateral approved by the first lien lenders and the bankruptcy court, so long as the second liens continue to attach to the sale proceeds; and (c) debtor-in-possession financings.

A portion of the Portfolio Loans may consist of first-lien last-out loans (including, without limitation, the “last out” portion of unitranche loans). A first-lien last-out loan is a loan that may be fully subordinated in right of payment or application of proceeds (other than permitted interest and principal payments) to the related senior secured loans of the same obligor until related senior secured loans are paid in full.

A portion of the Portfolio Loans may consist of senior secured loans that have a first lien on the related obligor’s assets and where the related obligor has a super-priority revolving or term loan facility that will, in a default scenario, be paid prior to such Portfolio Loan. For such Portfolio Loans, if the super-priority revolving or term loan facility provides significant leverage to the obligor, then the risks relating to the Fund’s lien on the obligor’s assets may be similar to the risks relating to second lien loans. In such cases, the creditors holding the super-priority revolving or term loan facility will have a senior priority over Portfolio Loans with respect to the related obligor’s assets. To the extent that the Antares Lending Platform, any joint venture in which the Antares Lending Platform participates or any other person owns portions of such super-priority loans, they may act in their own interests in connection therewith without considering the interests of the Fund.

Liens Arising by Operation of Law may Take Priority over the Fund’s Liens on an Obligor’s Underlying Collateral and Impair the Fund’s Recovery on a Portfolio Loan in the Event of a Default or Foreclosure on that Portfolio Loan. Federal or state law may grant liens on the collateral (if any) securing a Portfolio Loan that have priority over the lien for the benefit of the lenders on such collateral. An example of a lien arising under federal or state law is a tax or other government lien on property of an obligor. A tax lien may have priority over the lien for the benefit of the lenders on such collateral. To the extent a lien having priority over the lien for the benefit of the lenders exists with respect to the collateral related to any Portfolio Loan, the lien for the benefit of the lenders on the collateral will be subordinate to such lien. If the creditor holding such lien exercises its remedies, it is possible that, after such creditor is repaid, sufficient cash proceeds from the underlying collateral will not be available to pay the outstanding principal amount of such Portfolio Loan.

Insolvency Considerations with Respect to Obligors of Portfolio Loans May Affect the Fund’s Rights. Various laws enacted for the protection of creditors may apply to the Portfolio Loans. If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an obligor of a Portfolio Loan, such as a trustee in bankruptcy, were to find that the obligor did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such Portfolio Loan and, after giving effect to such indebtedness, the obligor (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such obligor constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the obligor or to recover amounts previously paid by the obligor in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an obligor would be considered insolvent at a particular time if the sum of its debts were then greater than all of its property at a fair valuation or if the present fair saleable value of its assets were then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the obligor was “insolvent” after giving effect to the incurrence of the indebtedness constituting the related Portfolio Loan or that, regardless of the method of valuation, a court would not determine that the obligor was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an obligor of a Portfolio Loan, payments made on such Portfolio Loan could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under federal bankruptcy law or even longer under state laws) before insolvency.

In general, if payments on Portfolio Loans are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured, either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund or any financing subsidiary, the returns of the Fund in respect of the Portfolio Loans will be reduced thereby. However, it is likely that avoidable payments could not be recaptured directly from a lender that has given value in exchange for the Portfolio Loan, in good faith and without knowledge that the payments were avoidable. Nevertheless, there can be no assurance that the Fund or any financing subsidiary will be able to avoid recapture on this or any other basis.

Restructuring of Portfolio Loans and the Insolvency of the Related Obligor May Have Adverse Effects. The particular restructuring strategy pursued with respect to a Portfolio Loan may not maximize the value of or any recovery on such Portfolio Loan. Any restructuring could alter, reduce or delay the payment of interest or principal from any Portfolio Loan and, as such, could delay the timing and reduce the amount of payments made with respect thereto to the Fund. Restructurings of a Portfolio Loan might result in extensions of its term, which would likely extend the average life of such Portfolio Loan and, in the aggregate, could delay the timing of payments made with respect thereto to the Fund. Any restructuring of a Portfolio Loan may also have an adverse effect on its value and/or rating for purposes of various tests and triggers under a related portfolio credit facility, which could have a material adverse effect on the Fund and could results in losses and/or reduced returns to the Fund and the shareholders. Restructurings of Portfolio Loans or the exercise of remedies with respect thereto that result in the receipt of certain types of equity securities with respect thereto may be required to be held in direct or indirect subsidiaries of the Fund (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund) that elect to be treated as corporations for U.S. federal income tax purposes which, to the extent taxes are payable in connection therewith, would reduce income or gain otherwise obtainable therefrom.

The Fund (or the Adviser on its behalf) and/or any Adviser Party other than the Adviser may participate on committees formed by creditors to negotiate the management of financially troubled obligors that may or may not be in bankruptcy or may seek to negotiate directly with such obligors with respect to restructuring issues. If the Adviser, on behalf of the Fund, does join a creditors’ committee, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund in such proceedings. By participating on such committees, the Fund may be deemed to have duties to other creditors represented by the committees, which might expose the Fund to liability to such other creditors who disagree with the Fund’s actions. Furthermore, by participating on such committees, the Fund may be contractually obligated to hold the related Portfolio Loan even if the Adviser, on behalf of the Fund, believes it would be in the best interests of the Fund to sell. In addition, the Adviser, its affiliates or Other Accounts may also have or acquire equity securities or debt obligations of companies who are obligors of Portfolio Loans held by the Fund, and may have interests different from or adverse to those of the Fund with respect to its Portfolio Loans. The Fund and the Adviser and/or its affiliates may be on any such committee representing such different interests, which may result in conflicts of interest as described in “Conflicts of Interest”.

The Fund is Subject to Risks Related to Repricing. If prevailing credit spreads tighten, an obligor of a Portfolio Loan and its private equity sponsor may be incentivized to try to negotiate more favorable pricing and other terms under such Portfolio Loan to better reflect the then current market pricing and terms or may repay the Portfolio Loan and seek alternative financing with other lenders on then-prevailing market pricing and terms. As a result, Portfolio Loans may be repaid prior to their scheduled maturity and may be replaced with other Portfolio Loans with lower pricing or terms less favorable to the Fund or not replaced at all. Alternatively, the existing Portfolio Loans may be modified or amended to provide the Fund with less favorable pricing or terms. The Adviser Parties and the Antares Lending Platform may, and frequently will, have an incentive to agree to such a repricing, modification and/or amendment to retain the loan as part of the Antares Direct Holdings (or, in the case of the Adviser, to retain the loan on the Fund’s balance sheet) and/or strengthen its business relationship with the obligor or the private equity sponsor. In addition, to the extent that the Antares Lending Platform, an Adviser Party (other than the Adviser) or one or more of their respective affiliates holds an equity interest in the related obligor, there is an incentive for such persons to agree to or to propose such a repricing, modification and/or amendment, although since the Antares Lending Platform and such other related persons have in the past acquired and expect in the future to acquire only de minimis equity interests, if any, in some (but not all) obligors or their direct or indirect equity owners, the Adviser does not expect any such equity interest in an obligor or any owner thereof to outweigh the significantly larger economic interests of the Lending Platform and such other related persons as lenders to the obligor. There can be no assurance that Portfolio Loans will be held to maturity or that Portfolio Loans may not be modified or amended to provide lower pricing and other less favorable terms, and in either case that these occurrences will not adversely affect the returns of the Fund. See also “Conflicts of Interest”.

Certain of the Portfolio Loans May be Cross-Collateralized with Other Tranches of Indebtedness Incurred by the Same Obligor and May be Cross-Collateralized with Indebtedness Issued by More Than One Obligor. Cross-collateralization arrangements involving more than one obligor could be challenged as fraudulent conveyances by creditors of the related obligor in an action brought outside a bankruptcy case or, if the obligor were to become a debtor in a bankruptcy case, by the obligor’s representative (or the obligor as debtor-in-possession), U.S. trustee or creditors’ committee.

Among other things, a legal challenge to the granting of the liens may focus on the benefits realized by the related obligor from the applicable Portfolio Loan proceeds, as well as the overall cross-collateralization. If a court were to conclude that the granting of the liens to cross-collateralize a Portfolio Loan was a voidable fraudulent conveyance, such court could subordinate all or part of the pertinent Portfolio Loan to existing or future indebtedness of that obligor, recover payments made under that Portfolio Loan, or take other actions detrimental to the Fund, including, under certain circumstances, invalidating the Portfolio Loan or the Fund’s interest in the collateral securing the cross-collateralized Portfolio Loan.

Furthermore, as a general matter, financial restructurings have increasing complexity because lenders in the banking and capital markets use sophisticated financing techniques to fund lending operations, including loan participations, investment funds, loan funding arrangements and other financing techniques. In the contracts documenting such arrangement, lenders often delegate some or all of their voting rights to other persons providing the funding, which may in turn further delegate such rights and consequently result in further delays to in-court and out-of-court restructurings and exacerbate the risks associated with insolvencies and restructuring.

Bankruptcy of One or More Obligors Could Reduce or Eliminate the Return to the Fund on a Portfolio Loan. There is a significant risk that one or more of the obligors may enter bankruptcy proceedings. Such proceedings may result in, among other things, a substantial reduction in the interest rate and a substantial write down of the principal of the related Portfolio Loans. There are a number of significant risks inherent in the bankruptcy process. First, rulings in a bankruptcy case are the product of adversary proceedings determined by a court with equitable powers, and are beyond the control of specific creditors. Second, a bankruptcy filing may adversely and permanently affect the obligor making such filing. The obligor may lose its market position, key employees, relationships with important suppliers, access to the capital markets or other sources of liquidity and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason a reorganization under the U.S. Bankruptcy Code is converted to or becomes a liquidation, the liquidation value of the obligor may not equal the liquidation value that was believed to exist at the time of purchase of the Portfolio Loan. Third, the duration of a bankruptcy case is difficult to predict. A creditor’s return on investment can be adversely affected by delays while a plan of reorganization is being negotiated, approved by parties in interest and confirmed by the bankruptcy court until it ultimately becomes effective. For example, in general, unsecured creditors’ claims for interest accrued between the bankruptcy filing and a reorganization plan’s consummation are not allowed. Fourth, the administrative costs of the debtor and official committees in connection with the bankruptcy case are frequently high and will be paid out of the debtor’s estate prior to any return to general unsecured creditors. If the bankruptcy case involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to such administrative costs; a creditor’s costs in monitoring and enforcing its investment also may substantially increase. Certain claims that have priority by law (for example, claims for taxes) also may be significant. Finally, under certain circumstances, creditors’ claims against bankrupt or insolvent entities may be subject to equitable subordination or recharacterization as equity (particularly where the creditor is an insider or otherwise controls the debtor), and transfers made to creditors may be subject to avoidance and disgorgement as preferences or fraudulent conveyances.

Rising Interest Rates May Render Some Obligors Unable to Pay Interest on their Portfolio Loans and Changes in the Interest Rate on a Portfolio Loan May Impact the Fund. The Portfolio Loans will bear interest at floating interest rates. To the extent interest rates increase, periodic interest obligations owed by the related obligors will also increase. As prevailing interest rates increase, some obligors may not be able to make the increased interest payments on Portfolio Loans or refinance their balloon Portfolio Loans, resulting in payment defaults. Any payment default of an obligor under a Portfolio Loan will also have an adverse effect on its value and/or rating for purposes of various tests and triggers under a related portfolio credit facility which could have a material adverse effect on the Fund and could results in losses and/or reduced returns to the Fund and the shareholders. Conversely, if interest rates decline, obligors may refinance their Portfolio Loans at lower interest rates which could shorten the average life thereof and reduce the Fund’s expected returns with respect thereto, particularly if the Fund is not then able to directly or indirectly invest in other Portfolio Loans with an equal or greater interest rate and average life. Any bankruptcy or insolvency of an obligor under a Portfolio Loan will also have an adverse effect on its value and/or rating for purposes of various tests and triggers under a related portfolio credit facility which could have a material adverse effect on the Fund and could result in losses and/or reduced returns to the Fund and the shareholders.

In addition, Portfolio Loans may feature interest rates which will vary based on certain financial ratios of the related obligor. The interest rates payable by the obligors under such Portfolio Loans will typically be reduced if the applicable financial ratios of the related obligors improve and, accordingly, an improvement in the financial performance of obligors under these Portfolio Loans would result in a decrease in interest payments thereunder to the Fund. Conversely, the interest rates payable by the obligors under such Portfolio Loans will typically be increased if the applicable financial ratios of the related obligors deteriorate. However, while a deterioration in the financial performance of obligors under these Portfolio Loans would result in an increase in interest payments received by the Fund, increased payment obligations of such obligors could weaken the financial condition of such obligors in the future.

The Fund is Subject to the Risk of Third-Party Litigation. The Fund’s investment activities hereunder may subject it to the risks of becoming involved in litigation by third parties. As described above under “Lender Liability Considerations and Equitable Subordination Can Affect the Fund’s Rights with Respect to Portfolio Loans,” this risk may be greater where the Fund exercises control or significant influence over an obligor’s direction. The expense of defending against claims against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund (except to the extent the Fund may have a claim against the Adviser under the Advisory Agreement or another applicable agreement) and would reduce the returns of the Fund and the shareholders in respect of the Portfolio Loans.

International Investing Involves Certain Risks. Certain of the Portfolio Loans may consist of obligations of obligors located in non-U.S. jurisdictions. Investing outside the United States may involve greater risks than investing in the United States. These risks may include: (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a foreign jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Portfolio Loans consisting of obligations of non-U.S. obligors may be subject to various laws enacted in their home countries for the protection of debtors or creditors, which could adversely affect the Fund’s ability to recover amounts owed. These insolvency considerations will differ depending on the country in which each obligor is located. Additionally, international borrowers can also be more exposed to geopolitical risks such as armed conflict or could become subject to sanctions, located in a country that becomes subject to sanctions or have an economic relationship with persons who become subject to sanctions or a country that is, or whose people or companies are, subject to sanctions.

The economies of individual non-U.S. countries also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources, self-sufficiency and balance of payments position. Economic and political distress in any of those countries or regions may be detrimental to the performance of the related Portfolio Loan and may increase the likelihood of financial distress or insolvency of the applicable obligor. In addition, any abandonment of the Euro, a break-up of the EU and/or any individual country leaving the EU could have a negative impact on the obligors domiciled in related countries and could have regulatory consequences that are unknown at this time.

The Fund is Subject to Risks Relating to Licensing Requirements. Certain banking and regulatory bodies or agencies in or outside the United States may require the Fund, the Adviser and/or certain employees of the Adviser to obtain licenses or authorizations to engage in many types of lending activities including the origination of loans. It may take a significant amount of time and expense to obtain such licenses or authorizations and the Fund may be required to bear the cost of obtaining such licenses and authorizations. There can be no assurance that any such licenses or authorizations would be granted or, if granted, whether any such licenses or authorizations would impose restrictions on the Fund. Such licenses or authorizations may require the disclosure of confidential information about the Fund, Fund investors or their respective affiliates, including the identity, financial information and/or information regarding the Fund investors and their officers and trustees. The Fund may not be willing or able to comply with these requirements. Alternatively, the Adviser may be compelled to structure certain potential investments in a manner that would not require such licenses and authorizations, although such transactions may be inefficient or otherwise disadvantageous for the Fund and/or any relevant portfolio company, including because of the risk that licensing authorities would not accept such structuring alternatives in lieu of obtaining a license or authorization. The inability of the Fund or the Adviser to obtain necessary licenses or authorizations, the structuring of an investment in an inefficient or otherwise disadvantageous manner, or changes in licensing regulations, could adversely affect the Fund’s ability to implement its investment program and achieve its intended results.

The Fund is Subject to Risks from Provision of Managerial Assistance and Control Person Liability. The Fund may obtain rights to participate in the governance of certain of the Fund’s portfolio companies. In such instances, the Fund typically will designate board members to serve on the boards of portfolio companies. The designation of representatives and other measures contemplated could expose the assets of the Fund to claims by a portfolio company, its security holders and its creditors, including claims that the Fund is a controlling person and thus is liable for securities laws violations and other liabilities of a portfolio company. The exercise of control over a company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, the Fund might suffer a significant loss. These measures also could result in certain liabilities in the event of the bankruptcy or reorganization of a portfolio company, could result in claims against the Fund if the designated board members violate their fiduciary or other duties to a portfolio company or fail to exercise appropriate levels of care under applicable corporate or securities laws, environmental laws or other legal principles, and could expose the Fund to claims that it has interfered in management to the detriment of a portfolio company. While the Adviser intends to operate the Fund in a way that will minimize the exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies, the Fund and the Fund investors.

The Fund is Subject to Risks Relating to Derivatives. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities and swap agreements for hedging and risk management purposes. The Fund also may use derivative instruments to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the loans, claims or securities of the subject issuer) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses that would not occur if such instruments had not been used. The use of derivative instruments may entail risks including, among others, leverage risk, volatility risk, duration mismatch risk, correlation risk and counterparty risk.

The Fund’s Ability to Enter into Transactions Involving Derivatives and Financial Commitment Transactions May be Limited. Rule 18f-4 under the 1940 Act governs the ability of a BDC (or a registered investment company) to use derivatives and other transactions that create future payment or delivery obligations (including reverse repurchase agreements and similar financing transactions). Under the rule, BDCs that make significant use of derivatives are subject to a value-at-risk leverage limit, a derivatives risk management program, testing requirements, and requirements related to board reporting. These requirements will apply unless the BDC qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating our asset coverage ratio. The Fund currently operates as a “limited derivatives user,” and these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.

The Fund is Subject to Risks Relating to Publicly Traded Securities. Although not the investment focus of the Fund, the Fund can hold public securities including in circumstances where a portfolio company and/or one of its subsidiaries consummates an initial public offering or is acquired by a special purpose acquisition company (a “SPAC”) while the Fund holds its equity investment or the Fund otherwise receives public securities in connection with an exit transaction or similar event involving an equity investment. Investments in public portfolio companies subject the Fund to risks that could differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, movements in the stock market and trends in the overall economy, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities at certain times (including due to the possession by the Fund or Adviser of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, which could include Antares personnel, regulatory action by the applicable regulator and increased costs associated with each of the aforementioned risks.

The Fund is Subject to Risks Associated with Investing in Equity. In connection with sourcing of Portfolio Loans, the Fund is permitted to invest in equity securities or options or rights to acquire equity securities of a portfolio company. Investment in equity securities could also arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants. The Fund could also be forced to accept equity in certain circumstances or could choose to make equity investments in distressed companies, including in connection with restructuring investments in existing portfolio companies. Equity securities generally fluctuate in price more than bonds and can decline in value over short or extended periods. The value of equity securities generally will vary due to, among other factors, changes in a company’s financial condition and in overall market and economic conditions. Investments in equity securities of small or medium-sized market capitalization companies typically have more limited marketability and greater price volatility than the investments in the equity securities of larger companies. In addition, investments in equity can give rise to additional taxes and/or tax risks and the Fund could hold these investments through entities treated as corporations for U.S. federal tax purposes or other taxable structures which can reduce the return from such investments.

If the Fund invests in equity instruments of issuers whose performance diverges from the Adviser’s expectations, or if equity markets generally move in a single direction and the Fund has not hedged against such a general move, losses could result. The Fund also could be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, an investment in equity securities could be subject to restrictions and contingencies regarding the terms of an investment. As with other investments that the Fund can make, the value of equity securities held by the Fund could be adversely affected by actual or perceived negative events relating to such securities, the industry, or geographic areas in which a portfolio company operates or the financial markets generally. However, equity securities typically are even more susceptible to such events given their subordinate position in the portfolio company’s capital structure. As such, equity securities generally have greater price volatility than fixed income securities or debt instruments. Equity investments in distressed portfolio companies can also be more likely to experience losses. While diversification among portfolio companies can help to mitigate some of these risks, the Fund is not required to diversify its investments in equity securities and investors should expect fluctuations in the value of equity securities held by the Fund based on market conditions.

The Fund is also permitted to invest in preferred equity securities that are rated in the lower rating categories by various credit rating agencies or, more commonly, in comparable non-rated securities. Securities in the lower rating categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings and comparable non-rated securities in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower rated and comparable non-rated securities, the yields and prices of such securities are likely more volatile than those for higher rated and comparable non-rated securities. The market for lower rated and comparable non-rated securities is thinner, often less liquid and less active than that for higher rated and comparable non-rated securities, which can adversely affect the prices at which these securities can be sold and could even make it impracticable to sell such securities. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments. Preferred securities, therefore, will be subject to greater credit risk than those debt securities, but have priority over other types of equity securities. Depending on the features of the particular preferred security, holders could bear the risks disclosed herein regarding equity and/or fixed income securities.

The Fund is Subject to Risks Associated with Investing in Convertible Securities and Warrants. The value of convertible securities and warrants will vary with the movements in the equity market and the performance of the underlying common stock, in particular. The value of such warrants, direct equity investments, and equities received upon conversion of debt instruments is dependent primarily on the success of the applicable portfolio company’s business strategy and the growth of its earnings, but also depends on general economic and equity market conditions. Their value is also affected by adverse portfolio company or market information. With respect to warrants, their value could decrease or be zero (and thus not be exercised) if the market price of the underlying securities remains lower than the specified price at which holders of warrants are entitled to buy such securities, resulting in a loss to the Fund of the purchase price of the warrant (or the embedded warrant price in the case of securities issued with warrants attached). With respect to convertible securities, as with all fixed income securities, the market value of such securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus, might not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. In evaluating a convertible security, the investment teams will give primary emphasis to the attractiveness of the underlying common stock. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the portfolio company to redeem the security, convert it into the underlying stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

The warrants, equity securities for which the warrants can be exercised, direct equity investments, and equities received upon conversion of debt instruments generally will be restricted securities that cannot readily be sold for some period of time and could be dependent on SEC registration requirements and marketing efforts required for public offerings that are outside the control of the Adviser. If the value of the equity securities underlying a warrant does not increase above the exercise price during the life of the warrant, the Adviser would permit the warrant to expire unexercised and the warrant would then have no value. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund is Subject to Risks Associated with the Lack of Controlling Equity Interests in a Portfolio Company. Because the Fund does not generally expect to hold controlling equity interests in portfolio companies, the Fund, as a minority equity investor, typically will not be in a position to exercise control over its portfolio companies or to prevent decisions by management or the board of directors of portfolio companies that could decrease the value of the Fund investments. Accordingly, the Fund will be significantly reliant on the existing management and board of directors of such portfolio company and subject to the risk that a portfolio company will make business decisions with which the Adviser disagrees, and the stockholders and management of a portfolio company could take risks or otherwise act in ways that are adverse to the Fund’s interests. Furthermore, the Fund’s equity investments will typically include customary “tag-along” and/or “drag-along” rights that will permit or require the Fund to participate in a sale of its equity investment at such time as the stockholders and management of the relevant portfolio company, not the Adviser, determines. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s equity investment. There can be no assurance, however, that such minority equity investor rights will be available, or that such rights will provide sufficient protection of the Fund’s equity investment. Due to the lack of liquidity for the debt and equity investments that the Fund typically expects to hold in portfolio companies and transfer restrictions imposed on such investments, the Fund likely will not be able to dispose of the Fund’s investments in the event the Adviser disagrees with the actions of a portfolio company and could therefore suffer a decrease in the value of the Fund’s investments.

The Fund is Subject to Risks Associated with Follow-On Investments. Following an initial investment in a portfolio company, the Fund could have the opportunity to increase its investment in such portfolio company (such investment opportunity, a “Follow-On Investment”). However, there is no assurance that the Fund will make a Follow-on Investment or that the Fund will have sufficient funds to make all or any such investments. Any decision by the Fund not to make a Follow-On Investment or its inability to make such investments could have a substantial negative impact on a portfolio company in need of such an investment, could represent a lost opportunity for the Fund to increase its participation in a successful portfolio company, could result in the Fund’s equity investment becoming diluted or, in circumstances where the Follow-On Investment is offered at a discount to market value, could result in a loss of value for the Fund.

The Fund is Subject to Risks Arising from Entering into a TRS Agreement. A total return swap (“TRS”) is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. For purposes of computing the Fund’s incentive fee on income and the incentive fee on capital gains, the calculation methodology will look through derivative financial instruments or swaps as if we owned the reference assets directly.

A TRS is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the TRS and the loans underlying the TRS. In addition, we may incur certain costs in connection with the TRS that could in the aggregate be significant. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty.

The Fund is Subject to Risks Associated with Repurchase Agreements. Subject to our investment objective and policies, we may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

The Fund is Subject to Risks Relating to Securities Lending Agreements. We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, would at least equal 150% (equivalent to $2 of debt outstanding for each $1 of equity) immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (e.g., negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. If the Fund enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the Advisory Agreement, will invest the Fund’s cash collateral in accordance with the Fund’s investment objective and strategies. The Fund will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.

The Fund may invest the cash collateral received only in accordance with its investment objective, subject to the Fund’s agreement with the borrower of the securities. In the case of cash collateral, the Fund expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.

The Fund is Subject to Risks Relating to Volatility in the Banking Sector. Recent bank failures, or near failures, and declines in the share prices other U.S. and non-U.S. banks have resulted in certain banks being placed on “watch lists,” suffering ratings downgrades and/or receiving emergency funding from governments. The impact of the banking sector’s volatility on the financial system and broader economy could be significant. Continued volatility in the banking sector could cause or intensify an economic recession, make it more difficult for the Fund and/or borrowers to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained, and/or have other material adverse effects on the Fund and/or borrowers.

For certain borrowers, a large percentage of their assets are or could be held by a limited number of banks (or even a single bank). Failure of one or more banks used by a borrower could have a material adverse effect on such borrower. Cash, securities or other assets held in deposit accounts or securities accounts at a failed institution could be temporarily inaccessible or permanently lost. In these cases, the U.S. Federal Deposit Insurance Corporation (the “FDIC”) would guarantee balances up to $250,000 per bank but the accountholder would ordinarily be an unsecured creditor with respect to cash balances in excess of $250,000 held at a single bank, and therefore might not ultimately recover any value in excess such amounts.

If a bank that provides a credit facility and/or other services to the Fund or any of its borrowers fails, the Fund or borrower could be unable to draw funds under such credit facilities and might not be able to obtain replacement credit facilities or applicable other services from other lending institutions on a timely basis or on similar terms. If the Fund’s or any of its borrower’s credit facilities and accounts are provided by the same banking institution, and such banking institution fails, or one or more banks used by investors in the Fund or borrower were to fail, the Fund or borrower could be unable to, or limited in its ability to, draw capital which could create significant difficulties in funding any near-term obligations it has in respect of its investments or otherwise. If the banks with which the Fund’s borrowers have depositor or borrowing arrangements were to fail, there would be similar material adverse effects on such borrowers and the Fund. In most cases, the Adviser has no meaningful role in selecting the banks used by borrowers, and must rely on the borrower to select banking services with care. If one or more banks with whom the Fund or any of its borrowers maintains an account were to fail, the receipt and disbursement of funds by and from such account could be delayed or prevented, which could result in a default or other loss, and any deposits above the FDIC threshold could be lost.

The Fund is Subject to Risks Relating to Volatility in the Technology Industry. The market prices and values of companies operating in the technology industry - including application software, system software and consumer and business services companies - tend to exhibit a greater degree of risk and volatility than other types of investments. These companies may fall in and out of favor with the public and investors rapidly, which may cause sudden selling and dramatically lower market prices. These companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, advances in artificial intelligence and machine learning, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. Those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The Fund is Subject to Risks Relating to Net Asset Value Financings. Net asset value financing (“NAV financing”) requires that the amount of debt drawn under the facility does not exceed a given percentage of the NAV of the borrowing fund’s underlying investments. The NAV of such investments will fluctuate over time as they are acquired, held and disposed of. Breach of the percentage limits may require that the facility is repaid, or additional collateral (such as cash or liquid securities) posted as security. There can be no assurance that the borrowing fund will be able to meet such demands and the Fund may consequently suffer a loss. The Fund may be reliant on third parties to accurately value the underlying investments and disputes may arise with the borrower should they not agree with such a valuation. Given that NAV financing is often used by borrowers during the mid-life of a fund to add further leverage to their underlying investments, issues may arise where existing third-party leverage already exists at the level of each underlying investment (and those investment-level lenders may therefore be structurally senior to any fund-level leverage).

The Fund is Subject to Risks Relating to Liability Management Transactions. Recent developments in liability management transactions by borrowers may increase in prevalence. Such techniques include, without limitation, borrowers (and sometimes a subset of existing creditors) taking advantage of flexibility provided in underlying loan documentation and limited lender protections, and borrowers seeking to raise priming debt or structurally senior debt secured by all or a portion of the existing collateral whether through up-tier cashless debt exchanges or through asset drop-down transactions while subordinating existing creditors to a subset of participating creditors. In such transactions, the existing debt of the subset of participating creditors may be exchanged at a higher exchange rate than the debt of the non-participating creditors, resulting in the participating creditors realizing increased recovery prospects which are greater than, and at the expense of, the remaining existing creditors. To the extent the Fund acquires a Portfolio Loan and subsequently is unable to participate in an up-tier cashless loan exchange, an asset drop-down transaction or another form of a liability management transaction, it may not realize the same recovery prospects on such Portfolio Loan as a participating lender in such transactions.

Risks Relating to Certain Regulatory and Tax Matters

The Fund is Subject to Risks Relating to Regulations Governing the Fund’s Operation as a BDC. The Fund will not generally be able to issue and sell its Common Shares at a price below net asset value per share. The Fund may, however, sell Common Shares, or warrants, options or rights to acquire the Fund’s Common Shares, at a price below the then-current net asset value per share of the Fund’s Common Shares if the Fund’s Board determines that such sale is in the Fund’s best interests, and if investors approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing Common Shares or senior securities convertible into, or exchangeable for, its Common Shares, then the percentage ownership of investors at that time will decrease, and investors may experience dilution.

The Fund Must Invest a Sufficient Portion of Assets in Qualifying Assets. The Fund may not acquire any assets other than “qualifying assets” unless, at the time of and after giving effect to such acquisition, at least 70% of the Fund’s total assets are qualifying assets.

The Fund believes that most of the investments that it may acquire in the future will constitute qualifying assets. However, the Fund may be precluded from investing in what it believes to be attractive investments if such investments are not qualifying assets for purposes of the 1940 Act. If the Fund does not invest a sufficient portion of its assets in qualifying assets, it could violate the 1940 Act provisions applicable to BDCs. As a result of such violation, specific rules under the 1940 Act could prevent the Fund, for example, from making follow-on investments in existing portfolio companies (which could result in the dilution of its position) or could require the Fund to dispose of investments at inappropriate times in order to come into compliance with the 1940 Act. If the Fund needs to dispose of such investments quickly, it could be difficult to dispose of such investments on favorable terms. The Fund may not be able to find a buyer for such investments and, even if a buyer is found, the Fund may have to sell the investments at a substantial loss. Any such outcomes would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

If the Fund does not maintain its status as a BDC, it would be subject to regulation as a registered closed-end management investment company under the 1940 Act. As a registered closed-end management investment company, the Fund would be subject to substantially more regulatory restrictions under the 1940 Act which would significantly decrease its operating flexibility.

As a Public Company, the Fund is Subject to Regulations Not Applicable to Private Companies, Such as Provisions of the Sarbanes-Oxley Act. Efforts to Comply with Such Regulations will Involve Significant Expenditures, and Non-Compliance with Such Regulations May Adversely Affect the Fund. As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Following the transition period established by rules of the SEC, our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until there is a public market for our Common Shares, which is not expected to occur.

The Fund is Subject to Risks Relating to Pay-to-Play Laws, Regulations and Policies. Many states, their subdivisions and associated pension plans have adopted so-called “pay-to-play” laws, rules, regulations or policies which prohibit, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities by individuals and entities seeking to do business with related entities, including seeking investments by public retirement funds in collective investment funds such as the Fund. The SEC also has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation with respect to a government plan investor for two years after the adviser or certain of its executives or employees makes a contribution to certain elected officials or candidates for certain elected offices. If the Adviser or the Adviser’s respective employees or affiliates violate such pay-to-play laws, rules, regulations or policies, such non-compliance could have an adverse effect on the Fund by, for example, providing the basis for the ability of such government-affiliated pension plan investor to cease funding its obligations to the Fund or to withdraw from the Fund.

The Fund is Subject to Risks Arising from Potential Controlled Group Liability. Under certain circumstances it would be possible for the Fund, along with its affiliates, to obtain a controlling interest in certain portfolio companies. This could occur, for example, in connection with a workout of the portfolio company’s debt obligations or a restructuring of the portfolio company’s capital structure. There is a risk that the Fund (along with its affiliates) would be treated as engaged in a “trade or business” for purposes of ERISA or Section 4975 of the Code’s controlled group rules. In such an event, the Fund could be jointly and severally liable for a portfolio company’s liabilities with respect to the underfunding of any pension plans which such portfolio company sponsors or to which it contributes. Any of such liabilities that the portfolio company is not able to satisfy could, thereby, become the responsibility of the Fund, causing it to incur potentially significant, unexpected liabilities for which reserves were not established.

The Fund is Subject to Risks Related to Being an “Emerging Growth Company”. We are and will remain an “emerging growth company” as defined in the JOBS Act until the earlier of (a) the last day of the fiscal year (i) in which we have total annual gross revenue of at least $1.235 billion, or (ii) in which we are deemed to be a large accelerated filer, which means the market value of our shares that is held by non-affiliates exceeds $700 million as of the date of our most recently completed second fiscal quarter, and (b) the date on which we have issued more than $1.0 billion in non-convertible debt during the prior three- year period. For so long as we remain an “emerging growth company,” we may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act. We cannot predict if investors will find our shares less attractive because we will rely on some or all of these exemptions. If some investors find our shares less attractive as a result, there may be a less active trading market for our shares and our share price may be more volatile.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the 1933 Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to opt out of the extended transition period for complying with new or revised accounting standards.

The Fund is Subject to Risks Arising from Compliance with the SEC’s Regulation Best Interest. Broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonably available alternatives in the best interests of their clients. There are likely alternatives to us that are reasonably available to you, through your broker or otherwise, and those alternatives may be less costly or have a lower investment risk. Among other alternatives, listed BDCs may be reasonable alternatives to an investment in our Common Shares, and may feature characteristics like lower cost, less complexity, and lesser or different risks. Investments in listed securities also often involve nominal or zero commissions at the time of initial purchase. The impact of Regulation Best Interest on broker-dealers participating in our offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend this offering to retail customers. If Regulation Best Interest reduces our ability to raise capital in this offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objective and would result in our fixed operating costs representing a larger percentage of our gross income.

Under Regulation Best Interest, high cost, high risk and complex products may require greater scrutiny by broker-dealers and their salespersons before they recommend such products. There are likely alternatives to us that are reasonably available to you, through your broker or otherwise, and those alternatives may be less costly or have lower investment risk. Among other alternatives, listed BDCs may be reasonable alternatives to an investment in our Common Shares, and may feature characteristics like lower cost, less complexity, and lesser or different risks. Investments in listed securities also often involve nominal or zero commissions at the time of initial purchase. Currently, there is no administrative or case law interpreting Regulation Best Interest and the full scope of its applicability on brokers participating in our offering cannot be determined at this time.

The Fund is Subject to Risks Associated with the Speculative Nature of Warrants and Other Forms of Equity Investment Returns. The value of any warrants that the Fund receives in connection with extending loans is dependent on the value of the equity securities for which the warrants can be exercised. The value of such warrants, direct equity investments, and equities received upon conversion of debt instruments is dependent primarily on the success of a portfolio company’s business strategy and the growth of its earnings, but also depends on general economic and equity market conditions. The prospects for achieving consistent profitability in the case of many of the portfolio companies are speculative. The warrants, equity securities for which the warrants can be exercised, direct equity investments, and equities received upon conversion of debt instruments generally will be restricted securities that cannot readily be sold for some period of time and could be dependent on SEC registration requirements and marketing efforts required for public offerings that are outside the control of the Adviser. If the value of the equity securities underlying a warrant does not increase above the exercise price during the life of the warrant, the Adviser would permit the warrant to expire unexercised and the warrant would then have no value.

Federal Income Tax Risks

The Fund is Subject to RIC Qualification Risks. To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

The Fund May Experience Difficulty with Paying Required Distributions. For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus may become subject to corporate-level income tax. The resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Some Investments May be Subject to Corporate-Level Income Tax. We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

Certain Portfolio Investments May Present Special Tax Issues. We expect to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues. U.S. federal income tax rules are not entirely clear about certain issues related to such investments such as when we may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by us, to the extent necessary, to distribute sufficient income to preserve our tax status as a RIC and minimize the extent to which we are subject to U.S. federal income or excise tax.

If We Are Not Treated as a “Publicly Offered Regulated Investment Company,” as Defined in the Code, Our Shareholders That Are Individuals, Trusts or Estates Will Be Taxed as Though They Received a Distribution of Some of Our Expenses. We expect to be treated initially as a “publicly offered regulated investment company” as a result of either (1) Common Shares and our preferred shares collectively being held by at least 500 persons at all times during a taxable year, (2) Common Shares being continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act) or (3) Common Shares being treated as regularly traded on an established securities market. However, we cannot assure you that we will be treated as a publicly offered regulated investment company for all years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend for U.S. federal income tax purposes from us in the amount of such U.S. shareholder’s allocable share of the management and incentive fees paid to our investment adviser and certain of our other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. Miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

Legislative or Regulatory Tax Changes Could Adversely Affect Investors. At any time, the U.S. federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments. Recently enacted tax legislation, commonly known as the “One Big Beautiful Bill Act,” extended many of the tax law provisions that were set to expire in 2025 and included certain new provisions (and other amendments) to the Code. Investors are urged to consult with their own tax advisors with respect to the impact of the legislative changes on an investment in our Common Shares.

The foregoing list of risk factors does not purport to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Each prospective shareholder should read this registration statement and consult with its advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program develops and changes over time, an investment in the Fund may be subject to additional and different risk factors.

Effects of Leverage [Text Block]

The following table illustrates the hypothetical effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at a weighted average stated interest rate of 5.98% (excluding deferred financing costs, deferred issuance costs and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $950.4 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.

	Assumed Return on Portfolio (Net of Expenses)(1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholders(2)	-30.95%	-19.35%	-7.75%	3.85%	13.52%

Return at Minus Ten [Percent]		(30.95%)
Return at Minus Five [Percent]		(19.35%)
Return at Zero [Percent]		(7.75%)
Return at Plus Five [Percent]		3.85%
Return at Plus Ten [Percent]		13.52%
NAV Per Share				$ 25.18	$ 25.09	[1]	$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR COMMON SHARES

The following description is based on relevant portions of Delaware law and on our Declaration of Trust and Bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our Bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of our Declaration of Trust, we are authorized to issue an unlimited number of Common Shares of any class, par value $0.01 per share, of which 32,378,175 shares were outstanding as of March 1, 2026, and an unlimited number of shares of preferred shares, par value $0.01 per share. The Declaration of Trust provides that the Board may classify or reclassify any unissued Common Shares into one or more classes or series of Common Shares or preferred shares by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. There is currently no market for our Common Shares, and we can offer no assurances that a market for our Common Shares will develop in the future. We do not intend for the Common Shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our Common Shares. No Common Shares have been authorized for issuance under any equity compensation plans. Under the terms of our Declaration of Trust, shareholders shall be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. § 100, et. seq. Our Declaration of Trust provides that no shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to us by reason of being a shareholder, nor shall any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Fund’s assets or the affairs of the Fund by reason of being a shareholder.

None of our Common Shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board in setting the terms of any class or series of Common Shares or as provided in connection with a roll-up transaction pursuant to the Declaration of Trust, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.

Outstanding Securities

Amount
Held by
		Fund for	Amount
	Amount	its	Outstanding as of
Title of Class	Authorized	Account	March 1, 2026
Class S	Unlimited	-	-
Class D	Unlimited	-	-
Class I	Unlimited	-	32,378,175

Common Shares

Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our Common Shares if, as and when authorized by our Board and declared by us out of funds legally available therefore. Except as may be provided by our Board in setting the terms of classified or reclassified shares or as provided in connection with a roll-up transaction pursuant to the Declaration of Trust, our Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except that, in order to avoid the possibility that our assets could be treated as “plan assets,” we may require any person proposing to acquire Common Shares to furnish such information as may be necessary to determine whether such person is a benefit plan investor or a controlling person, restrict or prohibit transfers of such shares or redeem any outstanding shares for such price and on such other terms and conditions as may be determined by or at the direction of the Board. In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares will possess exclusive voting power. There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a majority of the votes cast with respect to such Trustee’s election; provided that, Trustees shall be elected by a plurality of the votes cast at any such meeting if (i) the Fund’s secretary receives notice that a shareholder has nominated an individual for election as a Trustee in compliance with the requirements of advance notice of shareholder nominees for Trustee set forth in the Bylaws and (ii) such nomination has not been withdrawn by such shareholder on or before the close of business on the tenth (10th) day before the date of filing of the definitive proxy statement of the Fund with the SEC and, as a result of which, the number of nominees is greater than the number of Trustees to be elected at the meeting. Pursuant to our Declaration of Trust, our Board may amend the Bylaws to alter the vote required to elect Trustees.

Class S Shares

No upfront selling commissions are paid for sales of any Class S shares; however, if you purchase Class S shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares. Class S shares are subject to a minimum initial investment of $2,500. All subsequent purchases of Class S shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Distributor can waive the initial or subsequent minimum investment at its discretion.

We pay the Distributor selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class S shares, including any Class S shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Distributor reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.

Class D Shares

No upfront selling commissions are paid for sales of any Class D shares; however, if you purchase Class D shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 2.0% cap on NAV for Class D shares. Class D shares are subject to a minimum initial investment of $2,500. All subsequent purchases of Class D shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Distributor can waive the initial or subsequent minimum investment at its discretion.

We pay the Distributor selling commissions over time as a shareholder servicing fee with respect to our outstanding Class D shares equal to 0.25% per annum of the aggregate NAV of all our outstanding Class D shares, including any Class D shares issued pursuant to our distribution reinvestment plan. The shareholder servicing fees are paid monthly in arrears. The Distributor reallows (pays) all or a portion of the shareholder servicing fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing fees to the extent a broker is not eligible to receive it for failure to provide such services.

Class D shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class D shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class D shares, (3) through transaction/ brokerage platforms at participating brokers, (4) through certain registered investment advisers, (5) through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or (6) by other categories of investors that we name in an amendment or supplement to this prospectus.

Class I Shares

No upfront selling commissions are paid for sales of any Class I shares; however, if you purchase Class I shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 2.0% cap on NAV for Class I shares. Class I shares are subject to a minimum initial investment of $1,000,000, which is waived or reduced by the Distributor to $10,000 or less for certain investors as described below under “Plan of Distribution” and may otherwise be waived or reduced to $10,000 or less as may be needed for Class I shares to constitute a Public-Offered Security. All subsequent purchases of Class I shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Distributor can waive the initial or subsequent minimum investment at its discretion.

No shareholder servicing and/or distribution fees are paid for sales of any Class I shares.

Class I shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class I shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I shares, (4) through transaction/ brokerage platforms at participating brokers, (5) by our executive officers and Trustees and their immediate family members, as well as officers and employees of the Adviser or other affiliates and their immediate family members, and, if approved by our Board, joint venture partners, consultants and other service providers, or (6) by other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class S or Class D shares exits a relationship with a participating broker for this offering and does not enter into a new relationship with a participating broker for this offering, such holder’s shares may be exchanged into an equivalent NAV amount of Class I shares. We may also offer Class I shares to certain feeder vehicles primarily created to hold our Class I shares, which in turn offer interests in themselves to investors; we expect to conduct such offerings pursuant to exceptions to registration under the Securities Act and not as a part of this offering. Such feeder vehicles may have additional costs and expenses, which would be disclosed in connection with the offering of their interests. We may also offer Class I shares to other investment vehicles.

Other Terms of Common Shares

We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, as required by exemptive relief that allows us to offer multiple classes of Common Shares, at the end of the month in which the Distributor in conjunction with the Transfer Agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Distributor or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares and Class D shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares. In addition, immediately before any liquidation, dissolution or winding up, each Class S share and Class D share will automatically convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.

Preferred Shares

This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, the Board may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. The Fund does not currently anticipate issuing preferred shares in the near future. In the event it issues preferred shares, the Fund will make any required disclosure to shareholders. We will not offer preferred shares to the Adviser or our affiliates except on the same terms as offered to all other shareholders.

Preferred shares could be issued with terms that would adversely affect the shareholders, provided that the Fund may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common shares and before any purchase of common shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

The issuance of any preferred shares must be approved by a majority of the Independent Trustees not otherwise interested in the transaction.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s negligence or misconduct involved in the conduct of his office.

Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations as to the Indemnitee, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction as to the Indemnitee, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Indemnitee determines in good faith that the course of conduct that caused the loss or liability was in the best interests of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an Independent Trustee), officer, employee, sponsor, controlling person or agent of the Fund, or our Adviser and its controlling person, in each case, as determined by a court of competent jurisdiction in a final, non-appealable order, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an Independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of the net assets of the Fund and not from the shareholders.

In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee or an affiliate of the Adviser who is not otherwise an Indemnitee, and we will do so in advance of final disposition of a proceeding if (i) the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (ii) the Indemnitee or the affiliate of the Adviser, as applicable, provides the Fund with written affirmation of such person’s good faith belief that the person has met the standard of conduct necessary for indemnification by the Fund as authorized by the Declaration of Trust, (iii) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement, and (iv) the Indemnitee or the affiliate of the Adviser, as applicable, provides the Fund with a written agreement to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined by final, non-appealable decision of a court of competent jurisdiction, that the Indemnitee is not entitled to indemnification.

Delaware Law and Certain Declaration of Trust Provisions

Organization and Duration

We were formed in Delaware on May 1, 2023, commenced operations on November 5, 2024, and will remain in existence until dissolved in accordance with our Declaration of Trust or pursuant to Delaware law.

Purpose

Under the Declaration of Trust, we are permitted to engage in any business activity that lawfully may be conducted by a statutory trust organized under Delaware law and, in connection therewith, to exercise all of the rights and powers conferred upon us pursuant to the agreements relating to such business activity.

Our Declaration of Trust contains provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. Our Board may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; our Board may, without shareholder action, amend our Declaration of Trust to increase the number of our Common Shares, of any class or series, that we will have authority to issue; and our Declaration of Trust provides that our Board will be divided into two classes of Trustees serving staggered terms of three years each. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our Board. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.

Sales and Leases to the Fund

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, except as otherwise permitted under the 1940 Act, we may not purchase or lease assets in which the Adviser or any of its affiliates have an interest unless all of the following conditions are met: (a) the transaction occurred at the formation of the Fund and is fully disclosed to the shareholders in a prospectus or in a periodic report; and (b) the assets are sold or leased upon terms that are reasonable to us and at a price not to exceed the lesser of cost or fair market value as determined by an independent expert. However, the Adviser may purchase assets in its own name (and assume loans in connection) and temporarily hold title, for the purposes of facilitating the acquisition of the assets, the borrowing of money, obtaining financing for us, or the completion of construction of the assets, so long as all of the following conditions are met: (i) the assets are purchased by us at a price no greater than the cost of the assets to the Adviser; (ii) all income generated by, and the expenses associated with, the assets so acquired will be treated as belonging to us; and (iii) there are no other benefits arising out of such transaction to the Adviser apart from compensation otherwise permitted by the Omnibus Guidelines, as adopted by the NASAA.

Sales and Leases to our Adviser, Trustees or Affiliates

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, we may not sell assets to the Adviser or any of its affiliates unless such sale is approved by the holders of a majority of our outstanding Common Shares. Unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC or other applicable law, our Declaration of Trust also provides that we may not lease assets to the Adviser or any affiliate thereof unless all of the following conditions are met: (a) the transaction occurred at the formation of the Fund and is fully disclosed to the shareholders in a prospectus or in a periodic report; and (b) the terms of the transaction are fair and reasonable to us.

Loans

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, except for the advancement of indemnification funds, no loans, credit facilities, credit agreements or otherwise may be made by us to the Adviser or any of its affiliates.

Commissions on Financing, Refinancing or Reinvestment

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, we generally may not pay, directly or indirectly, a commission or fee to the Adviser or any of its affiliates in connection with the reinvestment of cash available for distribution, available reserves, or the proceeds of the resale, exchange or refinancing of assets.

Lending Practices

Our Declaration of Trust provides that, with respect to financing made available to us by the Adviser, the Adviser may not receive interest in excess of the lesser of the Adviser’s cost of funds or the amounts that would be charged by unrelated lending institutions on comparable loans for the same purpose. The Adviser may not impose a prepayment charge or penalty in connection with such financing and the Adviser may not receive points or other financing charges. In addition, the Adviser will be prohibited from providing financing to us with a term in excess of 12 months.

Number of Trustees; Vacancies; Removal

Our Declaration of Trust provides that the number of Trustees will be set by our Board in accordance with our Bylaws. Our Bylaws provide that a majority of our entire Board may at any time increase or decrease the number of Trustees. Our Declaration of Trust provides that the number of Trustees generally may not be less than three. Except as otherwise required by applicable requirements of the 1940 Act and as may be provided by our Board in setting the terms of any class or series of preferred shares, pursuant to an election under our Declaration of Trust, any and all vacancies on our Board may be filled only by the affirmative vote of a majority of the remaining Trustees in office, even if the remaining Trustees do not constitute a quorum, and any Trustee elected to fill a vacancy will serve for the remainder of the full term of the Trustee for whom the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act. Independent Trustees will nominate replacements for any vacancies among the Independent Trustees’ positions.

Our Declaration of Trust provides that a Trustee may be removed without cause upon the vote of a majority of then-outstanding shares.

We have a total of five members of our Board, three of whom are Independent Trustees. Our Declaration of Trust provides that a majority of our Board must be Independent Trustees except for a period of up to 60 days after the death, removal or resignation of an Independent Trustee pending the election of his or her successor. The Board shall be divided into two classes, designated Class I and Class II. The initial term of office of Trustees of Class I shall expire at the annual meeting of shareholders held in 2026 and the initial term of office of Trustees of Class II shall expire at the annual meeting of shareholders held in 2027. Following such initial terms, each class of Trustees shall stand for election upon the third anniversary of the respective meeting of shareholders at which such class of Trustees was elected. In all cases as to each Trustee, such term shall extend until his or her successor shall be elected by the shareholders and shall qualify or until his or her earlier resignation, removal from office, death or incapacity. Each Trustee may be reelected to an unlimited number of succeeding terms.

Action by Shareholders

Our Bylaws provide that shareholder action can be taken at an annual meeting or at a special meeting of shareholders or by unanimous written consent in lieu of a meeting. The shareholders will only have voting rights as required by the 1940 Act or as otherwise provided for in the Declaration of Trust. Under our Declaration of Trust and Bylaws, the Fund is required to hold a meeting of shareholders at least annually to consider such matters as may appropriately come before such meeting and to elect Trustees whose term is set to expire. Special meetings may be called by the Trustees and certain of our officers, and will be limited to the purposes for any such special meeting set forth in the notice thereof. In addition, our Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by the secretary of the Fund upon the written request of shareholders entitled to cast not less than 10% of all votes entitled to be cast at such meeting. Any special meeting called by such shareholders is required to be held not less than 15 nor more than 60 days after the secretary gives notice for such special meeting. These provisions will have the effect of significantly reducing the ability of shareholders being able to have proposals considered at a meeting of shareholders.

With respect to special meetings of shareholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board at a special meeting may be made only (1) pursuant to our notice of the meeting, (2) by or at the direction of the Board or (3) provided that the Board has determined that Trustees will be elected at the meeting, by any shareholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the Bylaws.

Our Declaration of Trust provides that the following actions may be taken by the shareholders, without concurrence by our Board or the Adviser, upon a vote by the holders of more than 50% of the outstanding shares entitled to vote to:

●	modify the Declaration of Trust;

●	remove the Adviser or appoint a new investment adviser;

●	dissolve the Fund; or

●	sell all or substantially all of our assets other than in the ordinary course of business.

The purpose of requiring shareholders to give us advance notice of nominations and other business is to afford our Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although our Declaration of Trust does not give our Board any power to disapprove shareholder nominations for the election of Trustees or proposals recommending certain action, they may have the effect of precluding a contest for the election of Trustees or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of trustees or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our shareholders.

Our Adviser may not, without the approval of a vote by the holders of more than 50% of the outstanding shares entitled to vote on such matters:

●	modify the Declaration of Trust except for amendments which do not adversely affect the rights of shareholders;

●	amend the investment advisory agreement except for amendments that would not adversely affect the rights of our shareholders;

●	except as otherwise permitted under the Advisory Agreement, voluntarily withdraw as our investment adviser unless such withdrawal would not affect our tax status and would not materially adversely affect our shareholders;

●	appoint a new investment adviser (other than a sub-adviser pursuant to the terms of the Advisory Agreement and applicable law);

●	sell all or substantially all of our assets other than in the ordinary course of business or as otherwise permitted by law; or

●	cause the merger or other reorganization of the Fund.

Amendment of the Declaration of Trust and Bylaws

Our Declaration of Trust provides that shareholders are entitled to vote upon a proposed amendment to the Declaration of Trust if the amendment would alter the terms of contract rights of the shares held by such shareholders so as to affect them adversely. Approval of any such amendment or addition must be approved by the holders of more than 50% of the outstanding shares of the Fund entitled to vote on the matter. In addition, amendments to our Declaration of Trust to make our Common Shares a “redeemable security” or to convert the Fund, whether by merger or otherwise, from a closed-end company to an open-end company each must be approved by the affirmative vote of shareholders entitled to cast at least a majority of the votes entitled to be cast on the matter.

Our Declaration of Trust provides that our Board has the exclusive power to adopt, alter or repeal any provision of our Bylaws and to make new Bylaws. Except as described in the paragraph above, our Declaration of Trust provides that our Board may amend our Declaration of Trust without any vote of our shareholders.

Construction and Governing Law

Our Declaration of Trust provides that the Declaration of Trust and the Bylaws, and the rights and obligations of the Trustees and common shareholders, shall be governed by and construed and enforced in accordance with the Delaware Statutory Trust Act and the laws of the State of Delaware. Any restrictions regarding shareholder rights to bring direct actions against the Fund or the Trustees set forth in our Declaration of Trust do not apply to any claims brought under the federal or state securities laws, or the rules and regulations thereunder.

Determinations by Our Board

Our Declaration of Trust contains a provision that codifies the authority of our Board to manage our business and affairs. This provision enumerates certain matters and states that the determination as to any such enumerated matters made by or pursuant to the direction of our Board (consistent with our Declaration of Trust) is final and conclusive and binding upon us and our shareholders. This provision does not alter the duties our Board owes to us or our shareholders pursuant to our Declaration of Trust and under Delaware law. Further, it would not restrict the ability of a shareholder to challenge an action by our Board which was taken in a manner that is inconsistent with our Declaration of Trust or the Board’s duties under Delaware law or which did not comply with the requirements of the provision.

Waiver of Non-Mandatory Rights

Under Section 13.1(c) of the Declaration of Trust, our shareholders and trustees shall be deemed to have waived any “non-mandatory rights” of beneficial owners or trustees under the Delaware Statutory Trust Act or general trust law. Examples of such “non-mandatory” rights include Section 3817(a) of the Delaware Statutory Trust Act, which provides that “a statutory trust shall have the power to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever.” This right is non-mandatory because the provision of the Delaware Statutory Trust Act provides it is “[s]ubject to such standards and restrictions, if any, as are set forth in the governing instrument of a statutory trust.” Article VI of the Declaration of Trust of the Fund provides detailed requirements for indemnities for trustees, including a requirement that the Fund shall not be required to indemnify any trustee for conduct that falls below the standard of care of the trustees. Thus, Section 3817(a)’s broad power to provide for indemnities is waived to the extent contrary with Article VI. Additionally, an example of shareholders’ “non-mandatory” rights that shall be considered waived under Section 13.1(c) of the Declaration of Trust are appraisal rights.

Actions by the Board Related to Merger, Conversion, Reorganization or Dissolution

The Fund will not permit our investment adviser or our Board to cause the merger or other reorganization of the Fund without the affirmative vote by the holders of more than 50% of the outstanding shares of the Fund entitled to vote on the matter. The Fund may be dissolved at any time, without the approval of the holders of our outstanding Common Shares, unless such shareholder approval is required in connection with the sale of all or substantially all of our assets. In such case, the Fund may be dissolved upon the affirmative vote by the holders of more than fifty percent (50%) of the outstanding Common Shares.

Derivative Actions

No person, other than a Trustee, who is not a shareholder shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Fund. Any shareholder may maintain a derivative action on behalf of the Fund.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Statute, a shareholder may bring a derivative action on behalf of the Fund only if the following conditions are met: (i) a demand on the Board shall only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, is composed of Board who are not “Independent Trustees” (as that term is defined in the Delaware Statutory Trust Statute); and (ii) unless a demand is not required under clause (i) above, the Board must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Board shall be entitled to retain counsel or other advisors in considering the merits of the request. The foregoing requirements do not apply to any claims brought under the federal or state securities laws, or the rules and regulations thereunder.

Exclusive Delaware Jurisdiction

Each Trustee, each officer, each shareholder and each person beneficially owning an interest in a share of the Fund (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Statute, (i) irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Fund or its business and affairs, the Delaware Statutory Trust Act, the Declaration of Trust or the Bylaws or asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or relating in any way to the Fund, the Delaware Statutory Trust Statute or the Declaration of Trust (including, without limitation, any claims, suits, actions or proceedings to interpret, apply or enforce (A) the provisions of the Declaration of Trust or the Bylaws, or (B) the duties (including fiduciary duties), obligations or liabilities of the Fund to the shareholders or the Board, or of officers or the Board to the Fund, to the shareholders or each other, or (C) the rights or powers of, or restrictions on, the Fund, the officers, the Board or the shareholders, or (D) any provision of the Delaware Statutory Trust Statute or other laws of the State of Delaware pertaining to trusts made applicable to the Fund pursuant to Section 3809 of the Delaware Statutory Trust Statute, or (E) any other instrument, document, agreement or certificate contemplated by any provision of the Delaware Statutory Trust Statute, the Declaration of Trust or the Bylaws relating in any way to the Fund (regardless, in every case, of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum or (C) the venue of such claim, suit, action or proceeding is improper, (iv) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (iv) hereof shall affect or limit any right to serve process in any other manner permitted by law and (v) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. In the event that any claim, suit, action or proceeding is commenced outside of the Court of Chancery of the State of Delaware in contravention of the foregoing, all reasonable and documented out of pocket fees, costs and expenses, including reasonable attorneys’ fees and court costs, incurred by the prevailing party in such claim, suit, action or proceeding shall be reimbursed by the non-prevailing party. Nothing disclosed in the foregoing will apply to any claims, suits, actions or proceedings asserting a claim brought under federal or state securities laws.

Restrictions on Roll-Up Transactions

In connection with a proposed “roll-up transaction,” which, in general terms, is any transaction involving the acquisition, merger, conversion or consolidation, directly or indirectly, of us and the issuance of securities of an entity that would be created or would survive after the successful completion of the roll-up transaction, we will obtain an appraisal of all of our properties from an independent expert. In order to qualify as an independent expert for this purpose, the person or entity must have no material current or prior business or personal relationship with us and must be engaged to a substantial extent in the business of rendering opinions regarding the value of assets of the type held by us, who is qualified to perform such work. Our assets will be appraised on a consistent basis, and the appraisal will be based on the evaluation of all relevant information and will indicate the value of our assets as of a date immediately prior to the announcement of the proposed roll-up transaction. The appraisal will assume an orderly liquidation of our assets over a 12-month period. The terms of the engagement of such independent expert will clearly state that the engagement is for our benefit and the benefit of our shareholders. We will include a summary of the appraisal, indicating all material assumptions underlying the appraisal, in a report to the shareholders in connection with the proposed roll-up transaction. If the appraisal will be included in a prospectus used to offer the securities of the roll-up entity, the appraisal will be filed with the SEC and the states as an exhibit to the registration statement for the offering.

In connection with a proposed roll-up transaction, the person sponsoring the roll-up transaction must offer to the shareholders who vote against the proposal a choice of:

●	accepting the securities of the entity that would be created or would survive after the successful completion of the roll-up transaction offered in the proposed roll-up transaction; or

●	one of the following:

●	remaining as shareholders and preserving their interests in us on the same terms and conditions as existed previously; or

●	receiving cash in an amount equal to their pro rata share of the appraised value of our net assets.

We are prohibited from participating in any proposed roll-up transaction:

●	which would result in shareholders having voting rights in the entity that would be created or would survive after the successful completion of the roll-up transaction that are less than shareholder rights and other voting rights provided in the Declaration of Trust, including rights with respect to the election and removal of Trustees, annual and special meetings, amendments to the Declaration of Trust and our dissolution;

●	which includes provisions that would operate as a material impediment to, or frustration of, the accumulation of Common Shares by any purchaser of the securities of the entity that would be created or would survive after the successful completion of the roll-up transaction, except to the minimum extent necessary to preserve the tax status of such entity, or which would limit the ability of an investor to exercise the voting rights of its securities of the entity that would be created or would survive after the successful completion of the roll-up transaction on the basis of the number of shares held by that investor;

●	in which shareholders’ rights to access to records of the entity that would be created or would survive after the successful completion of the roll-up transaction will be less than those provided in the Declaration of Trust; or

●	in which we would bear any of the costs of the roll-up transaction if the shareholders reject the roll-up transaction.

Access to Records

Any shareholder will be permitted access to all of our records to which they are entitled under applicable law at all reasonable times and may inspect and copy any of them for a reasonable copying charge. Inspection of our records by the office or agency administering the securities laws of a jurisdiction will be provided upon reasonable notice and during normal business hours. An alphabetical list of the names, addresses and business telephone numbers of our shareholders, along with the number of Common Shares held by each of them, will be maintained as part of our books and records and will be available for inspection by any shareholder or the shareholder’s designated agent at our office. The shareholder list will be updated at least quarterly to reflect changes in the information contained therein. A copy of the list will be mailed to any shareholder who requests the list within ten days of the request. A shareholder may request a copy of the shareholder list for any proper and legitimate purpose, including, without limitation, in connection with matters relating to voting rights and the exercise of shareholder rights under federal proxy laws. A shareholder requesting a list will be required to pay reasonable costs of postage and duplication. Such copy of the shareholder list shall be printed in alphabetical order, on white paper, and in readily readable type size (no smaller than 10 point font).

A shareholder may also request access to any other corporate records. If a proper request for the shareholder list or any other corporate records is not honored, then the requesting shareholder will be entitled to recover certain costs incurred in compelling the production of the list or other requested corporate records as well as actual damages suffered by reason of the refusal or failure to produce the list. However, a shareholder will not have the right to, and we may require a requesting shareholder to represent that it will not, secure the shareholder list or other information for the purpose of selling or using the list for a commercial purpose not related to the requesting shareholder’s interest in our affairs. We may also require that such shareholder sign a confidentiality agreement in connection with the request.

Reports to Shareholders

Within 60 days after each fiscal quarter, we will distribute our quarterly report on Form 10-Q to all shareholders of record. In addition, we will distribute our annual report on Form 10-K to all shareholders within 120 days after the end of each calendar year, which must contain, among other things, a breakdown of the expenses reimbursed by us to the Adviser. These reports will also be available on our website at www.antaresbdc.com and on the SEC’s website at www.sec.gov.

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual reports and other information, or documents, electronically by so indicating on your subscription agreement, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Unless you elect in writing to receive documents electronically, all documents will be provided in paper form by mail. You must have internet access to use electronic delivery. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. If our e-mail notification is returned to us as “undeliverable,” we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will resume sending a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume sending you a paper copy of all required documents. However, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically. If you invest in our Common Shares through a financial advisor or a financial intermediary, such as a broker-dealer, and such advisor or intermediary delivers all or a portion of the reports above, any election with respect to delivery you have made with such financial advisor or intermediary will govern how you receive such reports.

Conflict with the 1940 Act

Our Declaration of Trust provide that, if and to the extent that any provision of Delaware law, or any provision of our Declaration of Trust or Bylaws conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control.

Security Dividends [Text Block]

PLAN OF DISTRIBUTION

General

We are offering a maximum of $2,000,000,000 in Common Shares pursuant to this prospectus on a “best efforts” basis through Quasar Distributors, LLC, the Distributor, a registered broker-dealer. Because this is a “best efforts” offering, the Distributor must only use its best efforts to sell the Common Shares, which means that no underwriter, broker or other person will be obligated to purchase any Common Shares. The Distributor is headquartered at Three Canal Plaza, Suite 100, Portland, ME 04101.

The Common Shares are being offered on a “best efforts” basis, which means generally that the Distributor is required to use only its best efforts to sell the Common Shares and it has no firm commitment or obligation to purchase any of the Common Shares. The Fund intends that the Common Shares offered pursuant to this prospectus will not be listed on any national securities exchange, and neither the Distributor nor the participating brokers intend to act as market-makers with respect to our Common Shares. Because no public market is expected for the Common Shares, shareholders will likely have limited ability to sell their Common Shares until there is a liquidity event for the Fund.

We are currently offering to the public three classes of Common Shares – Class I shares, Class S shares and Class D shares. The Fund has been granted exemptive relief from the SEC that permits the Fund to issue multiple classes of shares. We are offering to sell any combination of share classes with a dollar value up to the maximum offering amount. All investors must meet the suitability standards discussed in the section of this prospectus entitled “Suitability Standards.” The share classes have different ongoing shareholder servicing and/or distribution fees.

Class S shares are available through brokerage and transactional-based accounts. Class D shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class D shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class D shares, (3) through transaction/brokerage platforms at participating brokers, (4) through certain registered investment advisers, (5) through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or (6) other categories of investors that we name in an amendment or supplement to this prospectus. Class I shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class I shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I shares, (4) through transaction/brokerage platforms at participating brokers, (5) by our executive officers and Trustees and their immediate family members, as well as officers and employees of the Adviser or other affiliates and their immediate family members, and, if approved by our Board, joint venture partners, consultants and other service providers, or (6) by other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class S or Class D shares exits a relationship with a participating broker for this offering and does not enter into a new relationship with a participating broker for this offering, such holder’s shares may be exchanged into an equivalent NAV amount of Class I shares. We may also offer Class I shares to certain feeder vehicles primarily created to hold our Class I shares, which in turn offer interests in themselves to investors; we expect to conduct such offerings pursuant to exceptions to registration under the Securities Act and not as a part of this offering. Such feeder vehicles may have additional costs and expenses, which would be disclosed in connection with the offering of their interests. We may also offer Class I shares to other investment vehicles. The minimum initial investment for Class I shares is $1,000,000, unless waived by the Distributor or otherwise waived or reduced to $10,000 or less as may be needed for Class I shares to constitute a Public-Offered Security.

Without limiting the foregoing, the Distributor waives or reduces to $10,000 or less Class I investment minimums for purchases: (1) through fee-based programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class I shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I shares, (3) through transaction/brokerage platforms at participating brokers, (4) by our executive officers and Trustees and their immediate family members, as well as officers and employees of the Adviser or other affiliates and their immediate family members, and, if approved by our Board, joint venture partners, consultants and other service providers, and (5) by other categories of investors that we name in an amendment or supplement to this prospectus. The foregoing categories of investors who are granted waivers or reductions by the Distributor from the Class I investment minimums include investors described in the foregoing sentence who make purchases for eligible retirement plans and IRAs. Waivers and reductions are subject to the terms and conditions of agreements that the Distributor enters into with participating broker-dealers, as applicable.

If you are eligible to purchase all three classes of Common Shares, you should be aware that Class I shares have no shareholder servicing or distribution fees, which will reduce the NAV or distributions of the other share classes. However, Class I shares will not receive shareholder services. Before making your investment decision, please consult with your investment adviser regarding your account type and the classes of Common Shares you may be eligible to purchase. Neither the Distributor nor its affiliates will directly or indirectly compensate any person engaged as an investment advisor or bank trust department by a potential investor as an inducement for such investment advisor or bank trust department to advise favorably for an investment in us.

The number of Common Shares we have registered pursuant to the registration statement of which this prospectus forms a part is the number that we reasonably expect to be offered and sold within two years from the initial effective date of the registration statement. Under applicable SEC rules, we may extend this offering one additional year if all of the Common Shares we have registered are not yet sold within two years. With the filing of a registration statement for a subsequent offering, we may also be able to extend this offering beyond three years until the follow-on registration statement is declared effective. Pursuant to this prospectus, we are offering to the public all of the Common Shares that we have registered. Although we have registered a fixed dollar amount of our Common Shares, we intend effectively to conduct a continuous offering of an unlimited number of Common Shares over an unlimited time period by filing a new registration statement prior to the end of the three-year period described in Rule 415. In such a circumstance, the issuer may also choose to enlarge the continuous offering by including on such new registration statement a further amount of securities, in addition to any unsold securities covered by the earlier registration statement.

This offering must be registered in every state in which we offer or sell Common Shares. Generally, such registrations are for a period of one year. Thus, we may have to stop selling Common Shares in any state in which our registration is not renewed or otherwise extended annually. We reserve the right to terminate this offering at any time and to extend our offering term to the extent permissible under applicable law.

Purchase Price

Prior to the commencement of our public offering, we sold and issued Class I Common Shares to certain institutional investors pursuant to private placements for an aggregate offering price of $635,855,000. Thereafter, Common Shares will be sold at the then-current NAV per share, as described in “Determination of Net Asset Value.” Each class of Common Shares may have a different NAV per share because shareholder servicing and/or distribution fees differ with respect to each class.

Underwriting Compensation

We entered into a distribution agreement with the Distributor (the “Distribution Agreement”), pursuant to which the Distributor agreed to, among other things, manage our relationships with third-party brokers engaged by the Distributor to participate in the distribution of Common Shares, which we refer to as “participating brokers,” and financial advisors. The Distributor also coordinates our marketing and distribution efforts with participating brokers and their registered representatives with respect to communications related to the terms of the offering, our investment strategies, material aspects of our operations and subscription procedures. As set forth in and pursuant to the distribution services agreement with the Distributor (the “Distribution Services Agreement”), we will pay the Distributor certain fees, including, a $5,000 implementation fee that is payable upon the effective date of the offering, and a 0.005% variable distributor fee, subject to an annual minimum fee of $100,000, that is payable on any new capital raised in the offering. We will not pay referral or similar fees to any accountants, attorneys or other persons in connection with the distribution of our shares.

Upfront Sales Loads

Class S, Class D and Class I Shares. The Fund will not charge an upfront sales load with respect to Class S shares, Class D shares or Class I shares; however, if you buy Class S shares, Class D shares or Class I shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares, a 2.0% cap on NAV for Class D shares and a 2.0% cap on NAV for Class I shares.

Shareholder Servicing and/or Distribution Fees — Class S and Class D

The following table shows the shareholder servicing and/or distribution fees we pay the Distributor with respect to the Class S, Class D and Class I on an annualized basis as a percentage of our NAV for such class. The shareholder servicing and/or distribution fees will be paid monthly in arrears, calculated using the NAV of the applicable class as of the beginning of the first calendar day of the month.

Shareholder
Servicing and/or
Distribution Fee
as a % of NAV
Class S shares	0.85%
Class D shares	0.25%
Class I shares	—

Subject to FINRA and other limitations on underwriting compensation described in “—Limitations on Underwriting Compensation” below, we will pay a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV for the Class S shares and a shareholder servicing fee equal to 0.25% per annum of the aggregate NAV for the Class D shares, in each case, payable monthly.

The shareholder servicing and/or distribution fees will be paid monthly in arrears. The Distributor will reallow (pay) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services. Because the shareholder servicing and/or distribution fees with respect to Class S shares and Class D shares are calculated based on the aggregate NAV for all of the outstanding shares of each such class, it reduces the NAV with respect to all shares of each such class, including shares issued under our distribution reinvestment plan.

Eligibility to receive the shareholder servicing and/or distribution fee is conditioned on a broker providing the following ongoing services with respect to the Class S or Class D shares: assistance with recordkeeping, answering investor inquiries regarding us, including regarding distribution payments and reinvestments, helping investors understand their investments upon their request, and assistance with share repurchase requests. If the applicable broker is not eligible to receive the shareholder servicing and/or distribution fee due to failure to provide these services, the Distributor will waive the shareholder servicing fee and/or distribution that broker would have otherwise been eligible to receive. The shareholder servicing and/or distribution fees are ongoing fees that are not paid at the time of purchase.

Other Compensation

We or the Adviser may also pay directly, or reimburse the Distributor if the Distributor pays on our behalf, any organization and offering expenses (other than any upfront selling commissions and shareholder servicing and/or distribution fees).

Limitations on Underwriting Compensation

We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering.

In addition, as required by exemptive relief that allows us to offer multiple classes of Common Shares, at the end of the month in which the Distributor in conjunction with the Transfer Agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Distributor or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares and Class D shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares.

This offering is being made in compliance with FINRA Rule 2310. Under the rules of FINRA, all items of underwriting compensation, including any upfront selling commissions, distributor fees, reimbursement fees for bona fide due diligence expenses, training and education expenses, non-transaction based compensation paid to registered persons associated with the Distributor in connection with the wholesaling of our offering and all other forms of underwriting compensation, will not exceed 10% of the gross offering proceeds (excluding shares purchased through our distribution reinvestment plan).

Term of the Distribution Agreement

The Distribution Agreement may be terminated by without the payment of any penalty, by us (i) through the failure to renew the Distribution Agreement at the end of the term or (ii) upon mutual consent of the parties. Further, the Distribution Agreement may be terminated upon no less than 60 days’ written notice, by either party. Our obligations under the Distribution Agreement to pay the shareholder servicing and/or distribution fees with respect to the Class S shares and Class D shares distributed in this offering as described therein shall survive termination of the agreement until such shares are no longer outstanding (including such shares that have been converted into Class I shares, as described above).

Indemnification

To the extent permitted by law and our Declaration of Trust, we will indemnify the participating brokers and the Distributor against some civil liabilities, including certain liabilities under the Securities Act, and liabilities arising from an untrue statement of material fact contained in, or omission to state a material fact in, this prospectus or the registration statement of which this prospectus is a part, blue sky applications or approved sales literature.

Supplemental Sales Material

In addition to this prospectus, we will use sales material in connection with the offering of Common Shares, although only when accompanied by or preceded by the delivery of this prospectus. Some or all of the sales material may not be available in certain jurisdictions. This sales material may include information relating to this offering, the past performance of the Adviser and its affiliates, case studies and articles and publications concerning credit markets and direct lending. In addition, the sales material may contain quotes from various publications without obtaining the consent of the author or the publication for use of the quoted material in the sales material.

We are offering shares only by means of this prospectus. Although the information contained in the sales material will not conflict with any of the information contained in this prospectus, the sales material does not purport to be complete and should not be considered as a part of this prospectus or the registration statement of which this prospectus is a part, or as incorporated by reference in this prospectus or the registration statement, or as forming the basis of the offering of the Common Shares.

Share Distribution Channels and Special Discounts

We expect our Distributor to use multiple distribution channels to sell our Common Shares. These channels may charge different brokerage fees for purchases of our shares. Our Distributor is expected to engage participating brokers in connection with the sale of the Common Shares of this offering in accordance with participating broker agreements.

Security Voting Rights [Text Block]		Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable.Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time.
Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s negligence or misconduct involved in the conduct of his office.

Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations as to the Indemnitee, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction as to the Indemnitee, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Indemnitee determines in good faith that the course of conduct that caused the loss or liability was in the best interests of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an Independent Trustee), officer, employee, sponsor, controlling person or agent of the Fund, or our Adviser and its controlling person, in each case, as determined by a court of competent jurisdiction in a final, non-appealable order, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an Independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of the net assets of the Fund and not from the shareholders.

In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee or an affiliate of the Adviser who is not otherwise an Indemnitee, and we will do so in advance of final disposition of a proceeding if (i) the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (ii) the Indemnitee or the affiliate of the Adviser, as applicable, provides the Fund with written affirmation of such person’s good faith belief that the person has met the standard of conduct necessary for indemnification by the Fund as authorized by the Declaration of Trust, (iii) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement, and (iv) the Indemnitee or the affiliate of the Adviser, as applicable, provides the Fund with a written agreement to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined by final, non-appealable decision of a court of competent jurisdiction, that the Indemnitee is not entitled to indemnification.

Security Preemptive and Other Rights [Text Block]		Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights
Security Obligations of Ownership [Text Block]		None of our Common Shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks).
Preferred Stock Restrictions, Arrearage [Text Block]		the holders of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.
Outstanding Securities [Table Text Block]
Amount
Held by
		Fund for	Amount
	Amount	its	Outstanding as of
Title of Class	Authorized	Account	March 1, 2026
Class S	Unlimited	-	-
Class D	Unlimited	-	-
Class I	Unlimited	-	32,378,175

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund Has Limited Operating History. The Adviser has a limited history acting as an investment adviser for a BDC and there is no assurance that the experience of the personnel working on behalf of the Adviser in connection with loans made or owned by Adviser Parties, the Adviser’s or its affiliates’ clients or others will be applicable to its activities on behalf of the Fund. The Fund has a limited operating history. There can be no assurance that the Fund will achieve its investment objective or avoid substantial losses. Further, our Adviser has not previously offered a non-traded BDC. While we believe that the past professional experiences of our Adviser’s investment team, including investment and financial experience of our Adviser’s senior management, will increase the likelihood that our Adviser will be able to manage us successfully, there can be no assurance that this will be the case.

Past Performance Not Indicative Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Past Performance is Not Indicative of Future Results. There can be no assurance that the past performance of any loans or of any loan portfolio, loan program, investment vehicle or account managed or serviced by the Adviser, any other Adviser Party or the current personnel or authorized persons at any Adviser Party or at predecessor companies or prior places of employment, will be indicative of the results that the Fund will achieve or that such past performance over a particular period of time will be indicative of the results that will occur in future periods. Furthermore, the nature of, and risks associated with, the Fund’s investments in Portfolio Loans could differ (potentially substantially) from those investments and strategies undertaken in connection with such other loan portfolios, loan programs, investment vehicles or accounts. There can be no assurance that the Fund’s investments will perform as well as such past investments, that the Fund will be able to avoid losses or that the Fund will be able to make investments similar to such past investments. In addition, most of such past investments have been made utilizing a portfolio capital structure (including, at times, leverage), an asset mix and a fee arrangement that are different (and sometimes are substantially different) from the capital structure, asset mix and/or fee arrangement of the Fund. All or a portion of such prior results have been achieved in particular market conditions which might not be repeated and which might not fully inform decisions made in existing or future market conditions. In addition, a substantial portion of such prior results relate to loans held for investment on the Antares Direct Holdings, loan programs where an Adviser Party and one or more unrelated third parties made investment decisions jointly, loans held by contract investors with respect to which neither the Adviser nor any other Adviser Party provided investment advisory services or loans held by advised clients with respect to which an Adviser Party provided non-discretionary investment advice. Further, a portion of such prior results relate to loans where an affiliate of the Adviser and an unrelated third party made investment decisions jointly rather than the discretionary investment management services being provided by the Adviser to the Fund. In addition, all or a portion of such past performance is not reflective of the performance of Portfolio Loans where investment decisions or recommendations are made by the Adviser subject to applicable requirements for BDCs, or principal transactions approval is required under applicable law or any other approvals outside of the control of the Adviser are required. Moreover, because restrictions that govern the Fund’s investments do not govern the investments and investment strategies of the Adviser, any other Adviser Party or their respective current personnel or authorized persons generally or the loan origination strategies used to originate loans for the Antares Lending Platform, the Portfolio Loans, and the results they yield, are not directly comparable with, and may differ substantially from, other loan portfolios, loan programs, investment vehicles or accounts managed or serviced by or held by the Adviser, any other Adviser Party and their respective current personnel or authorized persons at prior places of employment. The Adviser is not an arranger, originator or lender. To the extent the term “Antares Lending Platform” is used in such contexts, the Adviser would be excluded.

The Antares Lending Platform operates in its own economic interest and should not be expected to take into account the Fund’s interest in making any decisions with respect to a loan; however (as discussed herein), decisions made by the Antares Lending Platform can adversely impact the availability and terms of Portfolio Loans. Historical information relating to loans provided by any Adviser Party to any prospective investor in the Fund is indicative only of the historical performance of the relevant loans covered thereby, as applicable. Such information is not intended to provide any assurance to any prospective investor and should not be used to project or predict future performance of the Fund or of the Portfolio Loans.

The Portfolio Loans and other investments actually acquired by the Fund could be different from those expected to be purchased by the Adviser on behalf of the Fund due to credit market conditions, the availability of such Portfolio Loans and other investments, the frequency with which private equity sponsors, obligors or existing lenders request or require, or the underlying loan documents require, the loan arranger (including Antares Capital, when serving in such role) to make loans available to lenders that are not Adviser Parties or the Platform Balance Sheet, determinations with respect to Portfolio Loans and other investments made by Antares Capital or the Antares Lending Platform, changes to the internal policies of the Adviser, consent decisions made by other third parties as could be required under the loan documents and other factors. The actual Portfolio Loans and other investments owned by the Fund will change from time to time as a result of, among other things, sales, purchases, prepayments, repayments and restructurings of Portfolio Loans and/or other investments.

Portfolio Loan Origination Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Antares Lending Platform will Not Always Originate Portfolio Loans or Certain Types of Portfolio Loans. There can be no assurance that the Antares Lending Platform will always be in the business of originating loans similar to the Portfolio Loans or to certain types of Portfolio Loans that may be acquired by the Fund or will choose to originate those Portfolio Loans on terms that are beneficial to the Fund. In such event, the Adviser will be limited by BDC requirements to invest at least 70% of the Fund’s assets in “eligible portfolio companies”, and unless otherwise prohibited from doing so, can select Portfolio Loans originated by other loan originators for acquisition by the Fund. There can be no assurance that Portfolio Loans originated by other loan originators will perform similarly to Portfolio Loans originated by the Antares Lending Platform or will be approved by the lenders or their administrative agent for inclusion in any credit facility. Additionally, the terms for Portfolio Loans (whether originated by the Antares Lending Platform or another loan originator) could vary.

Managerial Dependence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund will Depend on the Managerial Expertise of the Adviser, the Antares Lending Platform and Their Respective Personnel. The shareholders will generally not make decisions with respect to the management, disposition or other realization of any Portfolio Loans. Consequently, the success of the Fund’s investments will depend, in large part, on the skill and expertise of the shared personnel of the Adviser who are employees of Antares Capital and who are responsible for originating, underwriting, monitoring and managing loans on behalf of the Antares Direct Holdings and on behalf of the Adviser for the Fund and other client accounts, including funds, vehicles, joint ventures, loan programs, special purpose entities, warehouses, CLOs, co-investment vehicles, and other entities and accounts sponsored, managed, serviced or advised by the Adviser and its affiliates, including Antares Strategic Credit Fund and Antares Strategic Credit Fund II LLC (collectively “Other Accounts”).

The Adviser has access to personnel who act as shared personnel of the Adviser Parties and are employees of Antares Capital. Such shared personnel underwrite, monitor and manage loans on behalf of the Antares Direct Holdings, on behalf of the Adviser for the Fund, and on behalf of the Adviser, and affiliates of the Adviser (including Antares Capital) for Other Accounts. In providing services through the Adviser, such shared personnel are supervised by the Adviser and subject to the Adviser’s compliance policies and procedures, including a code of ethics and applicable provisions of the Advisers Act. There can be no assurance that the current professionals will continue to serve in their current positions, continue to be employed by Antares Capital or made available to the Adviser or continue to be shared personnel or authorized persons of the Adviser and the other Adviser Parties. In addition, individuals not currently associated with any of the Adviser Parties may become associated with the Adviser or other Adviser Parties, and the performance of the Portfolio Loans would then also depend on the financial and managerial experience of such individuals. Although the Adviser’s investment professionals will devote such time as they determine in their discretion is reasonably necessary to fulfill the Adviser’s obligations to the Fund, they will not devote all of their professional time to the affairs of the Fund. When acting on behalf of the Adviser, such shared personnel will also be providing services to others, including to proprietary accounts of the Adviser Parties and to Other Accounts. When acting on behalf of any particular party, Adviser Parties or Other Accounts, such shared personnel have an obligation to pursue the best interests of the party on whose behalf they are acting at the time, whose interests could diverge from the best interests of the Fund. In some cases, this can adversely impact the availability or terms of Portfolio Loans in which the Fund ultimately invests.

Pursuant to the Advisory Agreement, the Adviser may employ third parties (including but not limited to affiliates) to render advice and assistance to the Fund and to perform any of the Adviser’s duties under the Fund’s governing documents. Moreover, the Adviser may assign its rights and delegate some or all of its obligations as provided in the Fund’s governing documents, the Fund’s governing documents may be terminated under certain circumstances, and the Adviser may resign or be removed subject to certain conditions. There can be no assurance that if the Adviser resigns or is removed any successor investment adviser may be obtained or, if obtained, would have the same level of skill in performing the obligations of the Adviser, in which event the returns of the Fund in respect of the Portfolio Loans could be adversely affected.

Misconduct Of Advisor Employees And Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possibility of Misconduct of Adviser Employees and Service Providers. Misconduct by employees of the Adviser, service providers to the Fund and/or their respective affiliates could cause significant losses to the Fund. Misconduct can include entering into transactions without authorization, the failure to comply with policies and risk procedures, including due diligence or operational or risk procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential, proprietary, sensitive, personal or other nonpublic information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities, and non-compliance with applicable laws or regulations and the concealing of any of the foregoing. Such activities would likely result in reputational damage, litigation, business disruption and/or financial losses to the Fund.

Currency Exchange Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Exchange Risk. Currency exchange risk refers to the risk of fluctuations in exchange rates between the U.S. dollar and foreign currencies of non-U.S. investors or in which certain Portfolio Loans or other Fund assets are denominated. The base currency of the Fund will be the U.S. dollar. Certain of the Fund’s Portfolio Loans and other Fund assets could be denominated in currencies other than the U.S. dollar, and hence the value of such Portfolio Loans and other Fund assets will depend in part on the relative strength of the U.S. dollar. The Fund could be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar, as well as the transaction costs associated with converting foreign currencies into U.S. dollars. Changes in foreign currency exchange rates could also affect the value of dividends and interest earned, and the level of gains and losses realized on the sale of Portfolio Loans or other Fund assets. The rates of exchange between the U.S. dollar and other currencies are affected by many factors, including forces of supply and demand in the foreign currency exchange markets. Exchange rates also are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Fund is not obligated to engage in any currency hedging operations (unless otherwise set forth in the relevant governing documents), and there can be no assurance as to the success of any hedging operations that the Fund may implement.

Information Systems And Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Dependent on Information Systems and Subject to Risks Relating to Cybersecurity. Our business is dependent on our and third parties’ communications and information systems. Cybersecurity incidents, cyberattacks, and other breaches have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency and severity in the future. The Adviser, the Fund, their respective service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions and therefore have become increasingly prone to operational and information security risks resulting from cyberattacks and other security incidents. These systems are subject to a number of different threats or risks that could adversely affect the Fund and the shareholders, despite the efforts of the Adviser, the Fund and their respective service providers to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information (including personal data) belonging to or in the possession or control of the Fund and the shareholders. For example, unauthorized third parties (including members of organized crime, hackers, terrorists, and other external parties, including foreign state and state-supported actors) may attempt to improperly access, modify, disrupt the operations of, or prevent access to the systems and networks of the Adviser, the Fund, their respective service providers, or their counterparties, or data within these systems and networks.

Cybersecurity threats are constantly evolving and becoming increasingly sophisticated and complex, increasing the difficulty of defending against them. Cybersecurity incidents and malicious internet-based activity are also becoming more frequent, and providers of investment management services have been targeted by such attacks, which include, among other things, stealing or corrupting data maintained online or digitally, denial-of-service attacks, malicious or destructive code, phishing attacks, malware, ransomware, social engineering, damage or interruption from computer viruses, the unauthorized collection, monitoring, use or release or other processing of confidential, proprietary, sensitive or other non-public information (including personal data), employee error or malfeasance, and causing operational disruption. Third parties also may attempt to fraudulently induce employees, customers, third party service providers, or other users of the Adviser’s, the Fund’s and their respective service providers’ systems to disclose sensitive information in order to gain access to the Adviser’s data or that of the Fund’s investors. Such threats could see their frequency increased, and effectiveness enhanced, by the use of artificial intelligence.

While Antares has policies and procedures, and administrative, technical and physical security measures in place designed to mitigate this risk, no system is fully attack proof. A successful penetration or circumvention of the security of the Adviser’s, the Fund’s or their respective service providers’ systems and networks could result, among other things, in the loss or theft of an investor’s data (including personal data) or funds, the inability to access systems, loss or theft of confidential, proprietary or sensitive or other non-public information (including personal data) or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the Adviser, the Fund or their respective service providers to incur or become subject to regulatory penalties, fines or investigations, reputational damage, litigation, additional compliance costs or financial loss. The Adviser and the Fund also could incur substantial costs for cybersecurity risk management in order to prevent or remediate any cyberattacks or security incidents in the future. Similarly, the public perception that the Adviser, the Fund or any of their service providers have been the target of a cybersecurity threat, even if unsuccessful, also could have a material adverse effect on one or more of their reputations and lead to financial losses from loss of business, depending on the nature and severity of the threat. While the Adviser performs cybersecurity diligence on key service providers, it is important to note that if a service provider fails to adopt or adhere to adequate cybersecurity procedures, or if, despite such procedures, its networks or systems are breached, information relating to client transactions or personal data of investors could be lost or improperly accessed, used or disclosed. Similar types of operational and technology risks are also present for the Fund’s borrowers, which could have material adverse consequences for such companies, and may cause the Fund’s investments to lose value. Fund information and information with respect to a shareholder’s investment in the Fund may be delivered to such shareholder electronically. There are risks associated with such electronic delivery including, but not limited to, that e-mail messages are not secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with without the knowledge of the sender or the intended recipient. In addition, the Adviser’s and the Fund’s insurance coverage may be insufficient to compensate against all losses.

In addition, the limitations of liability provisions in contracts with service providers might not be adequate to protect Antares or the Fund from any liabilities or damages with respect to any particular claim relating to a security lapse or breach. Currently applicable cybersecurity insurance might not cover all liabilities incurred by such attacks and it is uncertain whether insurance will continue to be available on economically reasonable terms or that Antares will continue to renew or obtain such insurance. The successful assertion of one or more large claims against Antares or the Fund that exceeds available insurance coverage, or the occurrence of changes in insurance policies as they relate to cyber security, could have a material adverse effect on the Adviser’s business, including its financial condition and reputation or on the Fund.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence. The Fund, the Adviser, the Adviser Parties, the Antares Lending Platform, the borrowers and issuers in which the Fund invests and/or the Fund’s service providers could benefit from novel uses of artificial intelligence (“AI”), including generative AI, into their businesses and operations. However, there are significant risks involved in utilizing AI, and no assurance can be provided that such use will enhance the businesses or operations, or result in such businesses or operations being more efficient or profitable. For example, AI algorithms could be flawed, insufficient, of poor quality, reflect unwanted forms of bias, or contain other errors or inadequacies, any of which may not be easily detectable. AI has also been known to produce false or “hallucinatory” inferences or outputs and AI can present ethical issues and subject users to new or heightened legal, regulatory, ethical, or other challenges. Inappropriate or controversial data practices by developers and end-users, or other factors adversely affecting public opinion of AI, could impair the acceptance of AI solutions. If the AI solutions that the Adviser Parties create or use are deficient, inaccurate or controversial, the Adviser Parties and/or the Fund could suffer operational inefficiencies, competitive harm, legal liability, brand or reputational harm, or other adverse impacts on their businesses and financial results. If the party using AI does not have sufficient rights to use the data or other material or content on which its AI solutions or other AI tools rely, such party could also incur liability through the violation of applicable laws, third-party intellectual property, privacy or other rights, or contracts to which they are a party. At this time, the Adviser Parties and the Antares Lending Platform primarily use AI, in the context of their investment activities, to expedite certain tasks that consolidate and synthesize information that is then checked by personnel and informs the investment process but, at this time, the Adviser Parties are not using AI to make investment decisions or as an analytical tool to aid such decisions. The Adviser Parties and the Antares Lending Platform could alter, increase or decrease their use of AI in the future.

In addition, regulation of AI is rapidly evolving worldwide as legislators and regulators are increasingly focused on this emerging technology. The technologies underlying AI and its uses are already subject to a variety of laws, including intellectual property, privacy, data protection and cybersecurity, consumer protection, competition, and equal opportunity laws, and are expected to be subject to increased regulation and new laws or new applications of existing laws. AI is the subject of ongoing review by various U.S. governmental and regulatory agencies, and various U.S. states and other non-U.S. jurisdictions are applying, or are considering applying, their platform moderation, cybersecurity, and data protection laws to AI or are considering general legal frameworks for AI, such as the European Union Artificial Intelligence Act. It is possible that the Fund, the Adviser Parties or the Antares Lending Platform or any of their respective affiliates will not be able to anticipate how to respond to these rapidly evolving frameworks, and such parties could be required to expend resources to adjust their activity in certain jurisdictions if the legal frameworks are inconsistent across jurisdictions. Furthermore, because AI technology itself is highly complex and rapidly developing, it is not possible to predict all of the legal, operational or technological risks that may arise relating to the use of AI.

Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Infrastructure Risks. The Adviser’s business is highly dependent on its communications and information systems. Any failure or interruption of such systems could cause delays or other problems in its activities. This, in turn, could have a material adverse effect on the Fund’s operating results and, consequently, negatively affect the net asset value of the Fund and its ability to make distributions. In addition, because many of the Fund’s borrowers operate and rely on network infrastructure and enterprise applications and internal technology systems for development, marketing, operational, support and other business activities, a disruption or failure of any or all of these systems in the event of a major telecommunications failure, cyber-attack, fire, earthquake, severe weather conditions or other catastrophic event could cause system interruptions, delays in product development and loss of critical data and could otherwise disrupt their business operations.

Adviser Reliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Reliant on the Adviser and is Subject to Risks Relating to the Fact that Shareholders do not Participate in Management. Substantially all decisions with respect to the management of the Fund are made exclusively by the Board and/or the Adviser. Subject to the provisions of the Advisory Agreement and the approval of the Board (where applicable), all investment and sale decisions with respect to the Portfolio Loans on behalf of the Fund are made by the Adviser. Further, the Adviser may delegate all or a portion of its obligations pursuant to and in accordance with the Advisory Agreement. Shareholders have no right or power to take part in the management of the Fund. Consequently, the success of the Fund will depend, in large part, upon the skill and expertise of the officers or other authorized persons of the Fund and the officers or other personnel of the Adviser. There can be no assurance that the officers or other authorized persons of the Fund or the officers or other personnel of the Adviser will continue to serve in their current positions or continue to serve as officers or other authorized persons of the Fund or as officers or other personnel of the Adviser, as the case may be. Further, there can be no assurance that any particular individual will be involved in the management of any particular portfolio for any given period of time, if at all.

The Fund’s ability to achieve its investment objective will depend on the Adviser’s ability to identify, invest in and monitor Portfolio Loans. The members of the Adviser’s Investment Committee and the other officers and personnel of the Adviser are engaged in other business activities and will be called upon to provide managerial assistance to Other Accounts managed by the Adviser or by other Adviser Parties and to Platform Balance Sheet Clients. Although such investment professionals will devote such time as is necessary to fulfill the obligations of the Adviser to the Fund effectively, as reasonably determined by the Adviser, respectively, they will not devote all of their professional time thereto. In addition, there is no assurance that every member of the Adviser’s Investment Committee will opine on any particular investment opportunity. In particular, (i) the Adviser’s Investment Committee meets with a quorum and reviews and approves a prospective Portfolio Loan, such that it is possible that the Adviser’s Investment Committee will opine on an investment opportunity without receiving input from each member and (ii) members of the Adviser’s Investment Committee can, consistent with the committee’s charter, delegate authority with respect to a prospective Portfolio Loan to another employee of the Adviser or one of its affiliates.

Shareholders and the Board will have the right to terminate the Advisory Agreement. If the Adviser is removed, or resigns, the Fund will lose access to additional Loans or other assets originated by the Antares Lending Platform, which represent all of the Fund’s portfolio. Additionally, if the Adviser resigns or is removed, the Fund may not be able to find a substitute investment adviser or be able to hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms or at all. If the Fund is unable to replace the Adviser quickly, its operations are likely to experience a disruption, and its financial condition is likely to be adversely affected. In addition, the coordination of the Fund’s internal management and investment activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the other Adviser Parties. Even if the Fund is able to retain comparable management, whether internal or external, transition of management may result in additional costs and time delays that may adversely affect the Fund’s financial condition.

Investor Suitability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Investor Suitability. An investment in the Fund involves a high degree of risk and is intended only for sophisticated investors who are capable of understanding and assuming the risks involved. Any investor interested in acquiring Common Shares should conduct its own investigation and analysis of investing in the Fund and consult its own professional advisers as to the risks involved in making such an investment.

Independent Advice Requirement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors Need to Seek Independent Advice. None of the Fund, the Adviser, any other Adviser Party or the Antares Lending Platform is providing investment, accounting, tax or legal advice in respect of the Common Shares and none of them will have a fiduciary relationship with any investor or prospective investor. No hypothetical performance scenario, modeling run or return analysis that is provided to any prospective investor should be solely relied upon when considering an investment decision.

The actual performance of the Fund will be affected by, among other things, (i) approvals required by the Declaration of Trust of the Fund or the Advisory Agreement, as applicable, that are granted or withheld by the Board including, among other things, in connection with the purchase and sale of Portfolio Loans, (ii) the amount and frequency of principal payments and prepayments on the Portfolio Loans, which are dependent upon, among other things, the amount of payments received at or in advance of the scheduled maturity of the Portfolio Loans (whether through sale, maturity, optional or mandatory prepayments, default or the other disposition or liquidation thereof), (iii) the financial condition of the obligors of the Portfolio Loans, (iv) the availability of repricings and/or refinancing of the Portfolio Loans, (v) changes to the interest rates on the Portfolio Loans, and (vi) the availability to the Fund of leveraged financing with respect to the Portfolio Loans or any portion thereof. It is expected that most of the Portfolio Loans will include the right of the obligor to optionally prepay such Portfolio Loan, in whole or in part, and/or the obligation to make a mandatory prepayment of such Portfolio Loan, in whole or in part, at various times and subject to certain conditions.

Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Limited Liquidity. Currently, no market exists for the Common Shares. The Common Shares are illiquid investments; there is no established secondary market for the Common Shares and none is likely to develop. An investment in the Fund is suitable only for certain sophisticated investors that have no need for immediate liquidity in respect of their investment and who can accept the risks associated with investing in illiquid investments.

Liquidity for our Common Shares will be limited to participation in our share repurchase program, which we have no obligation to maintain. To the extent you paid a repurchase price that includes the related sales load and to the extent you have the ability to sell your Common Shares pursuant to our share repurchase program, the price at which you may sell Common Shares may be lower than the amount you paid in connection with the purchase of Common Shares in this offering.

Unspecified Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Unspecified Investments. The capital of the Fund generally will be invested directly or indirectly in Portfolio Loans and other assets which will not have been disclosed or, in most cases, identified prior to a shareholder acquiring Common Shares. Accordingly, shareholders will not have an opportunity to evaluate for themselves the relevant economic, financial and other information regarding the Portfolio Loans to be acquired directly or indirectly by the Fund and therefore will be dependent upon the judgment and ability of the Adviser in identifying Portfolio Loans for acquisition over time, acquiring them on behalf of the Fund and managing them thereafter. When required under applicable law or when otherwise required under the Fund’s governing documents, shareholders will also be depending on the judgment of the Board whether or not to consent to the acquisition or sale, as applicable, of such Portfolio Loans. No assurance can be given that the Adviser will be successful in identifying suitable Portfolio Loans for acquisition by the Fund, or, if identified, that such loans will be available for acquisition by the Fund, or that, if such acquisitions are made, the investment objective of the Fund will be achieved.

Use Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Use of Leverage. The Fund will use leverage and incur indebtedness directly or indirectly to acquire and hold Portfolio Loans. The Adviser may establish and use any reserves to acquire additional Portfolio Loans or other or to repay all or any portion of any outstanding indebtedness of the Fund. Risks associated with this use of leverage are described under the heading “Risk Factors—Risks Relating to Financings by the Fund”.

To the extent that the Fund enters into multiple financing arrangements, such arrangements may contain cross-default provisions that could magnify the effect of a default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund.

As a BDC, we generally will be required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings, including those incurred at a subsidiary level, and any preferred shares that we may issue in the future, of at least 150%. As defined in the 1940 Act, asset coverage of 150% means that for every $100 of net assets we hold, we may raise $200 from borrowing and issuing senior securities. In addition, while any senior securities remain outstanding, we will be required to make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever. The amount of leverage that we will employ will be subject to oversight by our Board, a majority of whom are Independent Trustees with no material interests in such transactions.

Although borrowings by the Fund have the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such borrowing may provide that during the continuance of a default under such borrowing, the interests of the investors may be subordinated to such borrowing.

Financing Availability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Availability of Financing. Because the Fund intends use leverage and to directly or indirectly incur indebtedness, returns realized by the Fund will depend significantly on the availability of such financing and the terms applicable thereto. To the extent the Fund cannot obtain financing, the ability of the Fund to acquire Portfolio Loans will be restricted and returns to the Fund and to the shareholders may be reduced as a result. Similarly, if the financing terms made available thereto are not favorable, or if such financing is available and entered into but subsequently the related lenders do not agree to any requested amendment or, to the extent required or desired, replacement of such terms and/or no refinancing of such credit facility is then available at comparable or better terms, returns to the Fund and to its shareholders may be reduced. The Fund expects leverage to be available to it under one or more credit facilities. See also “Risk Factors—Risks Relating to Financings by the Fund.”

Reserves And Contingent Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Reserves and Contingent Liabilities. The Fund may from time to time incur contingent liabilities in connection with an investment. For example, the Fund will acquire a revolving credit or delayed draw term facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, the Fund will be obligated to fund the amounts due. The Fund may create, accrue and fund reserves for known or contingent liabilities or for other reasons in such amounts as the Adviser deems necessary or appropriate in its reasonable sole discretion. Any such reserves will reduce the amount of distributable funds available to the shareholders and could adversely impact the Fund’s performance. There can be no assurance that the Fund will adequately reserve for such contingent liabilities and that such liabilities will not have an adverse effect on the Fund.

Equity Disposition Contingent Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Contingent Liabilities on the Disposition of Equity Investments. In connection with the disposition of equity securities, the Fund could be required to make representations about the business and financial affairs of the relevant portfolio company typical of those made in connection with the sale of a business. The Fund also could be required to indemnify the purchasers of the company (or interests or assets thereof) to the extent that any such representations are inaccurate or with respect to certain potential liabilities. These arrangements can result in the incurrence of contingent liabilities for which the Adviser can establish reserves or escrows.

Exculpation And Indemnification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Exculpation and Indemnification. The Fund is required to indemnify the Adviser, the members of the Board and each other person indemnified under the Declaration of Trust of the Fund and the Bylaws of the Fund (as amended or restated from time to time, the “Bylaws”) for liabilities incurred in connection with the Declaration of Trust, the Bylaws, the Advisory Agreement and the Fund’s activities, except in certain circumstances. Subject to the limits on indemnification under Section 17(h) of the 1940 Act, the Declaration of Trust provides that the Fund shall not indemnify such persons to the extent liability and losses are the result of such persons’ negligence or misconduct in the case of an Interested Trustee, officer, employee, sponsor, controlling person or agent of the Fund, or gross negligence or willful misconduct in the case of an Independent Trustee. Subject to the limits on indemnification under Section 17(i) of the 1940 Act, the Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of its duties or by reason of the reckless disregard of its duties and obligations. The Fund will also indemnify certain service providers, including the Administrator and the Fund’s auditors, as well as consultants and sourcing, operating and joint venture partners. Such liabilities may be material and may have an adverse effect on the returns to the Fund investors. The indemnification obligation of the Fund would be payable from the assets of the Fund. The application of the indemnification and exculpation standards may result in Fund investors bearing a broader indemnification obligation in certain cases than they would in the absence of such standards. As a result of these considerations, even though such provisions will not act as a waiver on the part of any investor of any of its rights which are not permitted to be waived under applicable law, the Fund may bear significant financial losses even where such losses were caused by the negligence or other conduct of such indemnified persons.

Valuation and Pricing Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Portfolio Valuation. The Fund expects to hold Portfolio Loans, equity securities and other financial instruments, assets or obligations that are thinly traded, not publicly traded, for which no market exists or which are restricted as to their transferability under applicable securities laws. The fair value of such investments will not be readily determinable and can be extremely difficult to value accurately. The Adviser, subject at all times to the oversight and approval of the Board, will determine the valuation of the Fund’s investments. It is expected that the Adviser will have a limited ability to obtain accurate market quotations for purposes of valuing most of the Fund’s investments, which may require the Adviser to estimate, in accordance with valuation policies established by the Board, the value of the Fund’s debt and other investments on a valuation date. Further, because of the overall size and concentrations in particular markets, the maturities of positions that may be held by the Fund from time to time and other factors, the liquidation values of the Fund’s investments may differ significantly from the interim valuations of these investments derived from the valuation methods described herein. If the Adviser’s valuation should prove to be incorrect, the stated value of the Fund’s investments could be adversely affected. Absent bad faith or manifest error, valuation determinations of the Adviser will be conclusive and binding on the shareholders.

Valuation of the types of assets in which the Fund invests are inherently subjective. In addition, the Adviser may have an interest in determining higher valuations in order to be able to present better performance to prospective investors. In certain cases, the Fund may hold an investment in an issuer experiencing distress or going through bankruptcy. In such a situation, the Adviser may continue to place a favorable valuation on such investment due to the Adviser’s determination that the investment is sufficiently secured despite the distressed state or bankruptcy of the issuer. However, no assurances can be given that this assumption is justified or that such valuations will be accurate in the long term. In addition, an investment in a portfolio company may not be permanently written-off or permanently written down despite its distressed state or covenant breach until such portfolio company experiences a material corporate event (e.g., bankruptcy or partial sale) which establishes an objective basis for such revised valuation. In these circumstances, the Adviser has an interest in delaying any such write-offs or write-downs to maintain a higher management fee base and thus, management fees paid to the Adviser.

In addition, the Adviser may rely on third-party valuation agents to verify the value of certain investments. An investment may not have a readily ascertainable market value and accordingly, could potentially make it difficult to determine a fair value of an investment and may yield an inaccurate valuation. Further, because of the Adviser’s knowledge of the investment, the valuation agent may defer to the Adviser’s valuation even where such valuation may not be accurate or the determination thereof involved a conflict of interest. The Adviser also relies on the accuracy of data and information provided by portfolio companies in the valuation process. An inaccurate valuation of one or more investments could have a substantial impact on the Fund.

Environmental Social And Governance Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are Investment Limitations Related to Antares Capital’s Environmental, Social and Governance Policy. Loans originated by (i) Antares Capital, as originator and lender of loans, (ii) Antares Capital, as arranger, administrative agent and/or similar capacities for loans, and (iii) the Antares Lending Platform are done so in accordance with Antares Capital’s Environmental, Social and Governance policy (such policy as amended from time to time, the “Antares ESG Policy”). The Antares ESG Policy sets forth the Antares Lending Platform’s principal positions on environmental, social and governance (“ESG”) matters and reviews how ESG factors are incorporated into the Antares Lending Platform’s loan and investment processes. ESG factors that the Adviser evaluates could include: (i) environment, (ii) social capital, (iii) human capital, (iv) business model and innovation, and (v) leadership and corporate governance. In considering the materiality of any ESG factor, the Adviser considers the borrower’s exposure to ESG risk, the borrower’s organizational capacity to mitigate that risk; and the potential outcomes from an adverse ESG event. Generally, ESG factors are informative but not determinative, although there are certain industries in which the Adviser will not invest depending on the specific investor/client, jurisdiction, or investor/client mandate. The Antares Capital Responsible Investment Policy (“RI Policy”) guides portfolio management and general business conduct on the integration of any ESG factors when deemed appropriate. Given the dynamic and evolving nature of ESG issues, the RI Policy is subject to continuous review and subject to change without notice; and its application can vary materially depending on the specific investor or client, jurisdiction, or investor level investment guidelines and requirements. The Adviser and/or its advisory affiliates could offer new or different strategies to current or prospective clients, including private funds or funds of one dedicated to a strategy or which pursue such strategy alongside other investments, such as secondary market acquisition of interests in funds that pursue private credit strategies or direct investment in junior capital instruments, although such investments are not generally within the Fund’s expected portfolio profile.

It is possible that the Antares ESG Policy will prevent potential Portfolio Loans from being originated on the Antares Lending Platform or prevent the Fund from acquiring certain Portfolio Loans, which could impact the returns of the Fund. Except as set forth in the Antares ESG Policy, the Adviser is not required to consider any particular ESG factors in evaluating investments. There is no universally accepted view on ESG standards, and the Adviser’s view as to any ESG factors might not match the view of any particular shareholder.

Mail Handling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to the Handling of Mail. Mail addressed to the Fund and received at its registered office will be forwarded unopened to the forwarding address supplied by the Fund to be dealt with. To the extent that personnel of the Adviser are employing remote work arrangements, forwarded mail could be delayed. None of the Fund nor the Adviser or any of its or their trustees, directors, officers, advisors or service providers will bear any responsibility for any delay howsoever caused in mail reaching the forwarding address.

Asset Recourse Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s Assets are Subject to Recourse. The assets of the Fund, including any investments made by and any capital held by the Fund are available to satisfy all liabilities and other obligations of the Fund, as applicable. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the investment giving rise to the liability.

Credit Rating Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Obtaining a Rating from One or More Credit Rating Agencies. The Fund may apply to one or more credit rating agencies to rate the Fund and/or its assets in order to provide the Fund access to different sources of indebtedness or capital as well as to help meet the Fund’s risk/return objectives, its overall target indebtedness ratio or other considerations as determined by the Adviser. In connection with such rating or ratings, the credit rating agency or credit rating agencies may review and analyze the Fund’s counterparties, Antares Capital Credit (in its capacity as the Adviser and the Administrator), the investments and expected investments of the Fund, the legal structure of the Fund, the historical and current Fund investors and Fund performance data. There can be no assurance that the Fund will apply for such a rating or ratings, that a credit rating agency will provide a rating or that such a rating will be beneficial to the Fund. In addition, when making investment decisions for the Fund (including establishing the Fund’s investment portfolio), the Adviser may consider the implications of the investment portfolio on a credit rating agency’s rating of the Fund and tailor the Fund’s investment portfolio taking into account such considerations. There is a risk that a rating agency could incorrectly rate, or downgrade ratings which could have a material effect on the Fund, including its assets and its ability to acquire indebtedness.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Insurance. The Adviser and/or its affiliates expect to purchase and maintain an omnibus insurance policy which includes coverage in respect of the Fund, the Adviser and their affiliates, as well as other clients, including certain of their respective indemnified persons (which omnibus insurance policy or policies may provide coverage to the Adviser, the Adviser and their affiliates, as applicable, for events unrelated to the Fund). The premiums for such shared insurance policies generally would be borne by the Adviser and the clients covered by such policies, and such shared insurance policies are expected to have an overall cap on coverage for all the insured parties thereunder. To the extent an insurable event results in claims in excess of such cap, the Fund may not receive as much in insurance proceeds as it would have received if separate insurance policies had been purchased for each insured party. Similarly, insurable events may occur sequentially in time while subject to a single overall cap. To the extent insurance proceeds for one such event are applied towards a cap and the Fund experiences an insurable loss after such event, the Fund’s receipts from such insurance policy may also be diminished. Insurance policies covering the Fund, the premiums of which are paid in whole or in part by the Fund, may provide insurance coverage to indemnified persons for conduct that would not be covered by indemnification. In addition, the Fund may need to initiate litigation in order to collect from an insurance provider, which may be lengthy and expensive for the Fund and which ultimately may not result in a financial award. In addition, the Adviser may cause the Fund to purchase and maintain insurance coverage that provides coverage to the Fund, certain indemnified persons, or the Adviser, in which case, the premiums would be borne by the Fund.

While the Adviser and its affiliates expect to allocate insurance expenses in a manner it determines to be fair and equitable, taking into account any factors they deems relevant to the allocation of such expenses, because of the uncertainty of whether claims will arise in the future and the timing and the amount that may be involved in any such claim, the determination of how to allocate such expenses may require the Adviser and its affiliates to take into consideration facts and circumstances that are subjective in nature. It is unlikely that the Adviser and its affiliates will be able to accurately allocate the expenses of any such insurance policies based on the actual claims related to a particular client, including the Fund. The Fund and the Adviser do not intend to separately maintain key person life insurance on any key personnel.

Proceedings And Investigations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Certain Proceedings and Investigations. The Adviser and its affiliates and/or the Fund may be subject to claims (or threats of claims), and governmental investigations, examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings. The outcome of any investigation, action or proceeding may materially adversely affect the value of the Fund, including by virtue of reputational damage to the Adviser and may be impossible to anticipate. Any such investigation, action or proceeding may continue without resolution for long periods of time and may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to any investigation, action or proceeding may, at times, be disproportionate to the amounts at stake in such investigation, action or proceeding. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary remedies or sanctions that could negatively impact the Adviser and/or the Fund. In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. In some cases, the expense of such investigations, actions or proceedings and paying any amounts pursuant to settlements or judgments would be borne by the Fund.

Investment Company Under 1940 Act Registration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Not Registered as an Investment Company Under the 1940 Act. While the Fund is not registered as an investment company under the 1940 Act, it will be subject to regulation as a BDC under the 1940 Act and will be required to adhere to the provisions of the 1940 Act applicable to BDCs. The Common Shares have not been recommended by any U.S. federal or state, or any non-U.S., securities commission or regulatory authority. Furthermore, the foregoing authorities have not confirmed the accuracy or determined the adequacy of this registration statement. Any representation to the contrary is a criminal offense.

Lack Of Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Lack of Diversification. The Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Beyond the Fund’s asset diversification requirements as a RIC under the Code, the Fund does not have fixed guidelines for diversification, and its investments could be concentrated in relatively few portfolio companies. Although the Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, it maintains the flexibility to operate as a diversified investment company. To the extent that the Fund operates as a non-diversified investment company, it may be subject to greater risk.

During the period of time in which the Fund is deploying its initial capital, the Fund may make a limited number of investments. In addition, the Fund does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. Further, if the expected amount of leverage is not obtained or deployed, the Fund may be more concentrated in an investment than originally anticipated. As a result, the Fund’s investments may be concentrated and the poor performance of a single investment may have pronounced negative consequences to the Fund and the aggregate returns realized by the Fund investors.

Use Of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to the Use of Proceeds. While the Fund generally intends to make all distributions of net proceeds in accordance with the terms herein, the amount and timing of distributions from the Fund to the Fund investors will be at the discretion of the Board, who may also direct that amounts available for distribution be retained in the Fund (i) to be used to satisfy, or establish reserves for, the Fund’s current or anticipated obligations (including management fees, incentive fees and any other expenses) or (ii) for reinvestment of the cost basis of an investment. Accordingly, there can be no assurance as to the timing and amount of distributions from the Fund.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Operational Risks. The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser or its affiliates and service providers in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. Fund investors may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, its affiliates and service providers will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.

Joint Venture And Partner Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with Sourcing, Operating or Joint Venture Partners. The Antares Lending Platform has historically, and expects in the future to, work with sourcing, operating and/or joint venture partners, including with respect to particular types of investments or particular sectors or regions. These arrangements may be structured as joint ventures or contractual service provider relationships. In certain circumstances, the Adviser may commit to invest in a pre-agreed amount of investments negotiated by the sourcing partner and/or joint venture partner and/or the Adviser may commit to invest in one or more transactions for which the sourcing partner and/or joint venture partner led the due diligence and negotiation processes and the Adviser is given only a limited opportunity to perform due diligence and participate in negotiation of transactional terms. Fund investors should be aware that sourcing, operating and joint venture partners are not expected to owe any fiduciary duties to the Fund or the Fund investors.

The Fund may pay retainers, closing, monitoring, performance or other fees to sourcing, operating and joint venture partners. Such retainer fees may be netted against a closing fee, if applicable, in connection with the related investment. However, if no such investment is consummated, the Fund will bear any retainer amounts as an expense. In addition, to the extent the compensation of a sourcing, operating or joint venture partner is based on the performance of the relevant investments, the sourcing, operating or joint venture partner may have an incentive to seek riskier investments than it would have under a different compensation structure. In this regard, a sourcing, operating or joint venture partner may receive incentive compensation at the expense of the Fund. The expenses of sourcing, operating and joint venture partners may be substantial. In certain circumstances, the Fund or a portfolio company in which the Fund invests may pay fees to sourcing, operating and/or joint venture partners in consideration for services, including where the Adviser or an affiliate may have otherwise provided those services without charge. In other circumstances, sourcing, operating and/or joint venture partners may receive certain third-party fees (such as upfront fees, commitment fees, origination fees, amendment fees, ticking fees and break-up fees as well as prepayment premiums) in respect of an investment, and no such fees will offset or otherwise reduce the management fee payable by Fund investors. The existence of such fees may result in the Fund paying fees twice, once to the Adviser in the form of management fees and once to the sourcing, operating or joint venture partners to service or manage the same assets.

Sourcing, operating and/or joint venture partners may invest in the Fund. Joint ventures may give rise to additional risks, including tax risks, and structures utilized in context of joint ventures, including for legal, tax and regulatory reasons, may adversely affect the Fund’s pre-tax returns.

Electronic Document Delivery Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Electronic Delivery of Certain Documents. The Fund investors will be deemed to consent to electronic delivery or posting to the Administrator’s website or other service of: (i) certain closing documents such as the Declaration of Trust, the Bylaws and the Subscription Agreements; (ii) any notices or communications required or contemplated to be delivered to the Fund investors by the Fund, the Adviser, or any of their respective affiliates, pursuant to applicable law or regulation; (iii) certain tax-related information and documents; and (iv) drawdown notices and other notices, requests, demands, consents or other communications and any financial statements, reports, schedules, certificates or opinions required to be provided to the Fund investors under any agreements. There are certain costs and possible risks associated with electronic delivery. Moreover, the Adviser cannot provide any assurance that these communication methods are secure and will not be responsible for any computer viruses, problems or malfunctions resulting from the use of such communication methods. See “Risks Relating to Cybersecurity.”

Additional Capital Raising Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund May Need to Raise Additional Capital. The Fund may need additional capital to fund new investments and grow its portfolio of investments once it has fully invested the net proceeds of this offering. Unfavorable economic conditions could increase the Fund’s funding costs or limit its access to the capital. A reduction in the availability of new capital could limit the Fund’s ability to grow. In addition, the Fund is required to distribute at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to investors to maintain its qualification as a RIC. As a result, these earnings will not be available to fund new investments. An inability on the Fund’s part to access the capital successfully could limit its ability to grow its business and execute its business strategy fully and could decrease its earnings, if any, which would have an adverse effect on the value of its securities.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Counterparty Risks. To the extent that contracts for investment will be entered into between the Fund and a market counterparty as principal (and not as agent), the Fund is exposed to the risk that the market counterparty may, in an insolvency or similar event, be unable to meet its contractual obligations to the Fund. The Fund may have a limited number of potential counterparties for certain of its investments, which may significantly impair the Fund’s ability to reduce its exposure to counterparty risk. In addition, difficulty reaching an agreement with any single counterparty could limit or eliminate the Fund’s ability to execute such investments altogether. Because certain purchases, sales, hedging, financing arrangements and other instruments in which the Fund will engage are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to pursue its remedies under any such contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Distribution Clawback Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors May be Required to Return Distributions to Satisfy Unpaid Debts of the Fund. Under Delaware law, the investors could, under certain circumstances, be required to return distributions made by the Fund to satisfy unpaid debts of the Fund that were in existence at the time the distributions were made.

Investment Objective Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Board May Make Certain Changes in the Fund’s Investment Objective, Operating Policies or Strategies Without Prior Notice or Investor Approval. The Fund’s Board has the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice (except as required by the 1940 Act) and without investor approval. However, absent investor approval, the Fund may not change the nature of its business so as to cease to be, or withdraw its election as, a BDC. Under Delaware law, the Fund also cannot be dissolved without prior investor approval. The Fund cannot predict the effect any changes to its current operating policies and strategies would have on its business, operating results and value of its Common Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.

Declaration Of Trust Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Board May Make Certain Changes to the Fund’s Declaration of Trust Without Prior Shareholder Approval. Our Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including without limitation to classify the Board, to impose advance notice bylaw provisions for Trustee nominations or for shareholder proposals, to require super-majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.

Allocation And Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts. The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates, including its subsidiaries (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund), without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval, in certain cases, of the Independent Trustees and, in certain other cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds managed by the Adviser or its affiliates. Most importantly, the Fund generally is prohibited from co-investing with Other Accounts or affiliates of the Adviser in the Antares-originated loans and financings except pursuant to the co-investment exemptive relief the Fund has received from the SEC, which delineates the requirements the Adviser must comply with for the Fund to invest with Other Accounts. Accordingly, while the Adviser and its affiliates intend to allocate suitable opportunities among the Fund, other accounts and/or affiliates of the Adviser based on the principles described above, the restriction on co-investing with affiliates could significantly limit the scope of investment opportunities available to the Fund. In particular, the decision by the Adviser or its affiliates to allocate an opportunity to one or more other investment funds or accounts or to an affiliate of the Adviser, or the existence of a prior co-investment structure, might cause the Fund to forgo an investment opportunity that it otherwise would have made. The Fund may in certain circumstances also be required to sell, transfer or otherwise reorganize assets in which the Fund has invested with other accounts or affiliates of the Adviser at times that the Fund may not consider advantageous.

Any such co-investments will be subject to the applicable conditions of the co-investment exemptive relief. Under the terms of the relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Independent Trustees must reach certain conclusions in connection with certain co-investment transactions, including that: (i) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned; and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies.

As a result of the relief, there could be significant overlap in the Fund’s investment portfolio and the investment portfolios of Other Accounts. Because investments are allocated across multiple Antares accounts, the Fund will at times receive a lower allocation to an investment than desired; likewise, the Fund may also be limited in the degree to which it is able to participate in selling opportunities that it may otherwise wish to pursue due to allocations, including non-pro rata allocations, to Other Accounts.

If the Adviser identifies an investment and the Fund is unable to rely on the co-investment relief or no-action positions of the SEC staff for that particular opportunity, the Adviser will be required to determine which accounts should make the investment at the potential exclusion of other accounts. In such circumstances, the Adviser will adhere to its investment allocation policy in order to determine the account to which to allocate investment opportunities. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other accounts.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Distributions. The Fund intends to pay monthly distributions to shareholders out of assets legally available for distribution. The Fund cannot guarantee that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. If the Fund is unable to satisfy the asset coverage test applicable to it as a BDC, or if the Fund violates certain debt financing agreements, its ability to pay distributions to shareholders could be limited. All distributions will be paid at the discretion of the Fund’s Board and will depend on the Fund’s earnings, financial condition, maintenance of RIC status, compliance with applicable BDC regulations, compliance with debt financing agreements and such other factors as the Board may deem relevant from time to time. The distributions the Fund pays to investors in a year may exceed the Fund’s taxable income for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes.

Investors who periodically receive the payment of a distribution from a RIC consisting of a return of capital for U.S. federal income tax purposes may be under the impression that they are receiving a distribution of RIC’s net ordinary income or capital gains when they are not. Accordingly, investors should read carefully any written disclosure accompanying a distribution from the Fund and the information about the specific tax characteristics of the Fund’s distributions provided to investors after the end of each calendar year, and should not assume that the source of any distribution is the Fund’s net ordinary income or capital gains. To the extent that the Fund’s distributions contain a return of capital, such distributions should not be considered the dividend yield or total return of an investment in the Common Shares. The amount treated as a tax-free return of capital will reduce a shareholder’s adjusted tax basis in the Common Shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Common Shares.

Share Repurchase Suspension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Board has the Discretion to Not Repurchase Common Shares, to Suspend the Share Repurchase Program, and to Cease Repurchases. Our Board may amend, suspend or terminate the share repurchase program at any time in its discretion. You may not be able to sell your Common Shares at all in the event our Board amends, suspends or terminates the share repurchase program, absent a liquidity event, and we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. We will notify you of such developments in our quarterly reports or other filings. If less than the full amount of Common Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Common Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be relied upon as a method to sell Common Shares promptly or at a desired price.

Dodd Frank Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to the Dodd-Frank Act May Adversely Impact the Fund. The enactment of the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other financial regulations curtailed certain investment activities of U.S. banks. As a result, alternative providers of capital (such as the Fund) were able to access certain investment opportunities on a larger scale. If the restrictions under the Dodd-Frank Act are curtailed or repealed, banks may be subject to fewer restrictions on their investment activities, thereby increasing competition with the Fund for potential investment opportunities. As a result, any changes to the Dodd-Frank Act may adversely impact the Fund.

General Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are General Regulatory Risks Applicable to the Fund. Legal, tax and regulatory changes could occur that may adversely affect the Fund, the shareholders and/or the portfolio investments. Recent proposals by the SEC indicate increased focus on the regulatory environment for investment vehicles such as the Fund, for holders of securities thereof, for investment advisers thereto and for lenders thereto is evolving, and changes in the regulation of any thereof may adversely affect the value of Common Shares held by or returns to a shareholder and/or the ability of the Fund to pursue its investment strategy.

Although the Fund and the Adviser will endeavor to comply with the requirements of a law and any changes thereto, the treatment of such entities and their investment or investment advisory activities is often uncertain, and may frequently depend on determinations of fact and interpretations of complex provisions of law and regulation for which there may be no clear precedent or authority or with respect to which the law or regulations are in the process of being considered for revocation or modification. Under such circumstances, the Fund and/or the Adviser may employ standard or developing industry practice or conventions, as well as its own internal policies and procedures, to guide its compliance efforts. There can be no assurance, however, that such practices, conventions, policies and procedures ultimately will be considered compliant, and as a result, the Fund or the Adviser, despite its efforts, may be exposed to liability (which may be subject to indemnification by the Fund or the shareholders), possibly on a retroactive basis, as practice, conventions, policies or procedures change or are challenged or the procedures for compliance with the regulatory regimes to which such entities are subject become clearer. Moreover, the regulatory regimes to which the Fund, the Adviser and the shareholders are subject may be administered differently by different governmental authorities or may be administered differently by different personnel within a particular governmental authority or over time and are generally under review by the applicable government authorities in the various jurisdictions in which such entities have investment or other activities, sometimes resulting in revised interpretations of seemingly established concepts. The treatment of such entities or their activities may be modified by administrative, legislative or judicial interpretation at any time, and any such action may affect investments or commitments previously made. In addition, as a result of such changes, the structure and activities of such entities may be challenged. Accordingly, the Fund, the shareholders and/or the Adviser could be adversely affected by any of such changes in laws, regulations, interpretations or the administration thereof.

If the Fund incurs indebtedness directly or indirectly that constitutes the issuance of an asset-backed security or a securitization as defined under then applicable law in the United States of America, in Europe or in Japan, the Fund, the Adviser or an affiliate of any thereof, may be required to (or may elect to) hold credit risk retention interests with respect thereto for the period of time and subject to the restrictions and limitations applicable thereto under then applicable law which could reduce the returns available to the Fund and the shareholders and potentially cause other adverse consequences for the Fund.

The Fund’s portfolio companies and the Fund are subject to regulation by-laws at the U.S. federal, state, and local levels. These laws and regulations, as well as their interpretation, may change from time to time, including as the result of interpretive guidance or other directives from the U.S. President and others in the executive branch, and new laws, regulations, and interpretations may also come into effect. Any such new or changed laws or regulations could have a material adverse effect on the Fund’s business. The effects of such laws and regulations on the financial services industry will depend, in large part, upon the extent to which regulators exercise the authority granted to them and the approaches taken in implementing regulations.

Future legislative and regulatory proposals directed at the financial services industry that are proposed or pending in the U.S. Congress may negatively impact the operations, cash flows or financial condition of the Fund or its portfolio companies, impose additional costs on portfolio companies or the Fund intensify the regulatory supervision of the Fund or its portfolio companies or otherwise adversely affect the Fund’s business or the business of its portfolio companies. Laws that apply to the Fund, either now or in the future, are often highly complex and may include licensing requirements. The licensing process can be lengthy and can be expected to subject the Fund to increased regulatory oversight. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund or the Adviser to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund. In addition, if the Fund does not comply with applicable laws and regulations, it could lose any licenses that it then holds for the conduct of its business and may be subject to civil fines and criminal penalties.

Privacy And Data Protection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privacy and Data Protection. The Fund’s collection, use, maintenance, handling, transfer and other processing of personal data, including in relation to, amongst others, the staff and representatives, individuals considering and/or making an investment in the Fund, and individuals connected with investors (such as directors, trustees, beneficial owners, advisors and agents), imposes legal and regulatory risk. Legal and regulatory requirements relating to the collection, storage, usage, maintenance, handling, transfer and other processing of personal data continue to evolve and could impose costly compliance burdens on the Fund. The Fund is and could directly or indirectly become subject to existing and future federal, state and international laws, regulations, rules or requirements related to privacy, data protection and information security in the jurisdictions in which it does business and/or its investors are located.

For example, the European Union’s General Data Protection Regulation (“GDPR”) includes a range of compliance obligations regarding the handling of personal data and significant financial penalties for non-compliance (the greater of €20 million or 4% of annual global turnover). Following Brexit, the U.K. General Data Protection Regulation (i.e., a version of the GDPR as implemented into U.K. law) (“UK GDPR”) went into effect. While the GDPR and the UK GDPR remain substantially similar for the time being, the UK government has announced that it would seek to chart its own path on data protection and reform its relevant laws, including in ways that could differ from the GDPR.

The Fund could also be subject to existing and new U.S. federal, state and local privacy, data protection, and information security laws and regulations, such as the Federal Trade Commission Act, which regulates unfair or deceptive acts or practices (including with respect to privacy, data protection and information security); the Gramm-Leach-Bliley Act of 1999, which restricts certain collection, storage, use, disclosure and other processing of personal data, requires notice to individuals of privacy practices and provides individuals with certain rights to prevent the use and disclosure of certain non-public or otherwise legally protected data; the California Consumer Privacy Act, as amended by the California Privacy Rights Act, which provides California residents with certain individual privacy rights and imposes privacy, data protection and information security obligations on covered companies, as well as state data breach notification and other laws, including the New York SHIELD ACT, that require enhanced levels of cybersecurity and notification to individuals and/or regulators in the event of a cybersecurity breach of certain personal data or other similar incidents. A number of other states also have enacted, or are considering enacting, comprehensive privacy, data protection and information security laws, and the United States Congress is also considering various proposals for privacy, data protection and information security legislation.

The Fund intends to comply with any obligations arising out of privacy, data protection, and information security laws and regulations that are applicable to it, but may not be able to accurately anticipate the way in which regulators and courts will apply or interpret such laws and regulations, including their applicability to the Fund. If any such laws or regulations are implemented, interpreted or applied in a manner inconsistent with the Fund’s policies and practices, it may be fined or ordered to change its business practices in a manner that increases compliance burdens and costs and adversely impacts its operating results. Compliance with these laws and regulations, including the obligation to timely notify stakeholders in the event of a cybersecurity incident, may divert the Fund’s time and effort and entail substantial expense. Any failure or perceived failure by the Fund to comply with existing and new privacy, data protection and information security laws and regulations could result in negative publicity and may subject the Fund to significant costs associated with litigation, settlements, regulatory action, judgments, fines, liabilities and other penalties, for which the Fund may not have insurance coverage.

Material Non Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Material Non-Public Information. As described under the heading “Conflicts of Interest” from time to time, the Adviser other Adviser Parties and the Antares Lending Platform, the equity owners of each, including each of the Canada Pension Plan Investment Board and Northleaf Star Holdings LP, (and each such equity owners’ other subsidiaries and companies in which they own some or all of the equity interests, collectively, the “Parent Companies”), and other affiliates (and the officers and personnel of any of the foregoing) may come into possession of material non-public information that would limit the ability of the Fund to buy and sell Portfolio Loans. The investment flexibility of the Fund may be constrained as a consequence of the Adviser’s inability to take certain actions because of such information. The Fund will lose investment opportunities if it is unable to acquire an investment because the Adviser, other Adviser Parties, the Antares Lending Platform, the Parent Companies, or other affiliates (or the officers or other personnel of any of the foregoing) have obtained material non-public information which prevents such acquisition. Although the Adviser and its affiliates have adopted some informational walls, not all information is subject to such walls and there can be no guarantee that a wall will be effective. For example, with respect to information on secondaries, information obtained by another Adviser Party in the course of managing investments in secondaries will not be shared with the other Adviser Parties, which information could be informative to the management and valuation of any such investment managed by other Advisers, but will not be shared, which could be to the detriment of the Fund. The Fund may experience losses if it is unable to sell an investment that it holds because the Adviser, another Adviser Party, the Antares Lending Platform, a Parent Company, or other affiliates (or the officers or other personnel of any of the foregoing) have obtained material non-public information, which losses will reduce returns to and could cause losses for the shareholders.

Disclosure Obligation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Public and Other Disclosure Obligations. The Fund and/or certain shareholders may be expected to disclose confidential and other information relating to Fund assets and financial results when required to do so by applicable law. The Fund may disclose confidential and other information to shareholders or to third parties (including, without limitation, their lenders, service providers and/or any rating agency) that may request such information and are expected to do so to the extent required by law or contract applicable thereto. In addition, other entities that are lenders or agents in any credit facility of which a Portfolio Loan constitutes a part may have similar disclosure rights or obligations relating to such credit facility. There is no assurance that any such disclosure of information will be or will remain confidential. Such disclosure obligations may adversely affect the Fund and/or certain shareholders, particularly shareholders who are not otherwise subject to public disclosure of information requirements relating to the private holdings of funds in which they invest.

The Fund, the Adviser or their respective affiliates, service providers, or agents may from time to time be required or may, in their discretion, determine that it is advisable to disclose certain information about the Fund and the Fund investors, including investments held directly or indirectly by the Fund and the names and level of beneficial ownership of certain of the Fund investors, to (i) regulatory or taxing authorities of certain jurisdictions, which have or assert jurisdiction over the disclosing party or in which the Fund directly or indirectly invests, or (ii) any lenders, counterparty of, or service provider to, the Adviser or the Fund (and its subsidiaries). Disclosure of confidential information under such circumstances will not be regarded as a breach of any duty of confidentiality and, in certain circumstances, the Fund, the Adviser or any of their affiliates, service providers or agents, may be prohibited from disclosing to any Fund investor that any such disclosure has been made.

General Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to General Risks Associated with Leverage. The use of leverage is generally considered a speculative investment technique and increases the risks associated with investing in the Fund. The greater the total borrowing by the Fund relative to its assets, the greater will be its risk of loss and possibility of gain. In addition, money borrowed by the Fund will be subject to interest costs and other costs which will be a direct or indirect expense of the Fund and, to the extent not covered by income or gain attributable to the assets of such borrower, will adversely affect the operating results of the Fund.

Borrowing Amplification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund Borrows Money, Which Magnifies the Potential for Gain or Loss on Amounts and May Increase the Risk of Investing With Us. Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in our securities. We may enter into one or more credit facilities and may issue or assume other senior securities, and in the future may borrow from, or issue additional senior securities to, banks, insurance companies, funds, institutional investors and other lenders and investors. Lenders and holders of such senior securities have fixed dollar claims on the Fund’s consolidated assets that are superior to the claims of our shareholders. If the value of our consolidated assets increases, then leveraging would cause the net asset value per share of our Common Shares to increase more sharply than it would have had we not incurred leverage.

Conversely, if the value of our consolidated assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not incurred leverage. Similarly, any increase in our consolidated income in excess of consolidated interest payable on the borrowed funds would cause our net income to increase more than it would had we not incurred leverage, while any decrease in our consolidated income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make distribution payments on our Common Shares. There can be no assurance that a leveraging strategy will be successful.

Any credit facilities into which the Fund may enter impose financial and operating covenants that may restrict the Fund’s business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew any credit facilities or to add new or replacement debt facilities or to issue additional debt securities or other evidence of indebtedness could have a material adverse effect on our business, financial condition and results of operations.

The following table illustrates the hypothetical effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at a weighted average stated interest rate of 5.98% (excluding deferred financing costs, deferred issuance costs and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $950.4 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.

	Assumed Return on Portfolio (Net of Expenses)(1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholders(2)	-30.95%	-19.35%	-7.75%	3.85%	13.52%

The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

In order to compute the “Corresponding Return to Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets as of December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.98% by the approximately $950.4 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Shareholders.” Return is assumed to be sourced by net investment income and is correspondingly adjusted for incentive fees on income above the preferred return.

Interest Rate Mismatch Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indebtedness Under a Portfolio Credit Facility May be Affected by Interest Rate Risks, Including Mismatches Between the Interest that is Payable with Respect to Such Indebtedness and Interest Income that is Received on the Related Portfolio Loans. The interest payable with respect to the indebtedness incurred or issued by the Fund or a subsidiary (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund) under any portfolio credit facility (the “Portfolio Credit Facility Debt”) generally is expected initially to be based on the Secured Overnight Financing Rate (“SOFR” or the “Benchmark”). Interest income earned on the Portfolio Loans that collateralize the related portfolio credit facility typically also are based on SOFR or may bear interest at a fixed rate. It is possible that the Benchmark being used to determine interest payable on the Portfolio Credit Facility Debt may rise during periods in which the Benchmark or another index or fixed rate of interest payable on the Portfolio Loans is stable, falling or capped at a lower rate. In addition, the Benchmark may be changed on a hardwired basis without any discretion on the part of the Fund to consent thereto or by amendment in which case the Fund will have whatever discretion is provided in the underlying documents to grant or withhold its consent thereto (and, with respect to a Portfolio Loan amendment, may not own a sufficient amount of a Portfolio Loan to control any such decision). Moreover, hardwired change or change by amendment may occur in the Benchmark at different times under the Portfolio Loan and under any portfolio credit facility. Under such circumstances it is possible that there may be mismatches between the interest rates payable on the Portfolio Credit Facility Debt and the interest rates payable on the Portfolio Loans collateralizing such Portfolio Credit Facility Debt, as well as timing mismatches based on different reset dates with respect thereto. The Fund may enter into interest rate swap transactions to hedge any interest rate or timing mismatch. Such a mismatch could result in less excess spread available as credit support for the portfolio credit facility, less cash available for distribution to the Fund and the shareholders thus adversely affecting the returns received thereby and/or the Fund not collecting sufficient interest income from the Portfolio Loans to make interest payments then due on the Portfolio Credit Facility Debt which may result in an event of default thereunder.

Financing Subsidiary Subordination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Subordinated Interests in any Financing Subsidiary. The Fund will own all or a majority of the equity interests in any financing subsidiary. The Fund will seek advice from its accountants whether or not the Fund will be required to consolidate the assets and liabilities of any financing subsidiary in its consolidated financial statements. The Fund’s equity interests in a financing subsidiary will be subordinated in priority of payment to such financing subsidiary’s obligations to its debt holders and its service providers. All of these persons have claims superior to the claims of the Fund as equity interest holder in any liquidation of such financing subsidiary. If a financing subsidiary has insufficient assets to pay all of its obligations, the Fund and the shareholders may suffer losses. In addition, the debt incurred at the financing subsidiary level is required to be included in our calculation of our asset coverage.

Utilization And Prepayment Penalty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Minimum Utilization and Prepayment Penalties under a Portfolio Credit Facility. In order to ensure that they receive an anticipated minimum level of profit in connection with entering into a portfolio credit facility, the lenders thereunder typically require that a borrower pay, in addition to interest and certain one-time fees, a commitment fee on any portion of the maximum commitment that is undrawn, and may require that the borrower pay a make-whole premium – which could be in the form of a one-time payment or ongoing minimum payments – in the event that the advances under the portfolio credit facility are prepaid or not sufficiently drawn, and/or the portfolio credit facility is terminated during a specified non-call period. Under such circumstances, the Fund could incur borrowing costs under such portfolio credit facility regardless of the amount of leverage it utilized thereunder. To the extent that the Fund is unable to acquire or did not hold sufficient Portfolio Loans meeting the eligibility criteria of the portfolio credit facility to satisfy certain minimum utilization targets under the portfolio credit facility, commitment fees may increase thus reducing the amount that may otherwise be distributable to the shareholders. In addition, there may be insufficient interest or other proceeds relating to such Portfolio Loans subject to such portfolio credit facility to fully cover all costs relating thereto which could result in a payment event of default under such portfolio credit facility, which could have a material adverse effect on the performance of the Fund and on the shareholders.

Investment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with its Investment Strategy. The success of the Fund’s investment activities depends on the Adviser’s ability to identify opportunities for attractive risk-adjusted returns on invested capital, which is dependent in part on the market for available capital for middle market companies. Identification of these opportunities involves uncertainty. No assurance can be given that the Adviser will be able to successfully locate investment opportunities, or if such opportunities are located, that they will be available for allocation to the Fund or that, for Portfolio Loans sourced by the Antares Lending Platform, or the Board, when required, will consent to or approve the purchase thereof. In addition, any credit facility is expected to, place restrictions on the Adviser’s ability to cause the Fund to buy and/or sell loans as well as the timing for acquiring loans.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging. The Fund may, in some circumstances, directly or indirectly, employ hedging techniques in connection with its Portfolio Loans designed to reduce the risks of adverse movements in interest rates, securities prices, currency exchange and other factors (including risks associated with the use of derivative instruments). While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, currency exchange rates or other events relating to such hedging transactions may result in a poorer overall performance for the Fund than if it had not entered into such hedging transactions.

Geopolitical And Disaster Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Terrorist Action, Military Action, Protests, Pandemics and Natural Disasters. There is a risk of terrorist attacks, military actions, other armed conflicts, violent protests, pandemics and/or natural disasters in the United States and elsewhere causing significant loss of life, property damage and/or disruptions in the local or global markets. These events can also lead to, or be a symptom of, economic, political and/or social instability. Economic and diplomatic sanctions may be in place or imposed on certain states or persons. The imposition of sanctions could adversely impact the value and/or liquidity of assets where an obligor is located in or economically tied to a sanctioned country or person. Additionally, sanctions can lead to devaluation of a sanctioned country’s currency and increased market volatility both in the sanctioned country and throughout the world, which could impact obligors and the Fund, even if there is no direct relationship with a sanctioned country or person.

Pandemics and natural disasters may have similarly disruptive impacts. The potential impact of such events is unclear, but such events could have a material adverse effect on general economic conditions, the ability of obligors of Portfolio Loans held by the Fund to repay such Portfolio Loans, lenders extending credit facilities to the Fund, or market liquidity, thereby adversely impacting the operations of the Adviser or the Fund and the returns to the shareholders.

Economic Condition Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions May Affect the Ability of the Fund to Make Distributions to the Shareholders. The ability to effectuate the investment strategy of the Fund and to make distributions to the shareholders will depend in part on general economic conditions and the financial health of the Portfolio Loan borrowers. Negative trends or volatility in economic conditions generally or in particular financial and credit markets are likely to increase the number of non-performing Portfolio Loans and decrease the value and collectability of the Portfolio Loans. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or the current ongoing conflict between Russia and Ukraine and the escalating conflict in the Middle East, and the rapidly evolving measures in response, could lead to disruption, instability and volatility in the global markets. It is difficult to predict which markets, products, businesses and assets will be affected by particular economic or business conditions (or to what degree the health of particular markets or industries are dependent on monetary policies by central banks, particularly the U.S. Federal Reserve). There is no assurance that conditions in the credit and other financial markets will be or remain stable and will not have deteriorated or in the future deteriorate at any time and there is now and in the future a material possibility that economic activity will be volatile and/or has slowed or slow over the moderate to long term. See “Risks Relating to Infectious Disease and Pandemics.” A decrease in market value of the Portfolio Loans would also adversely affect the sale proceeds that could be obtained upon the sale of the Portfolio Loans and could result in losses, negatively impact returns to shareholders and ultimately affect the ability of the Fund to make distributions to the shareholders.

Obligors are also affected generally by economic slowdowns and recessions. Although signs of economic slowdown are less evident in certain regions around the world as the global growth cycle has reached a mature phase, economists continue to expect near term moderate economic growth due to the limited signals of imminent recession in the United States, continued healthy government spending, and recent progress made on trade. Regardless, geopolitical instability presents a risk for the Fund and the Portfolio Loans in which it will invest. Any deterioration of general economic conditions can lead to significant declines in corporate earnings, loan performance, or the ability of obligors to service their loans, any of which could trigger a period of global economic slowdown and have an adverse impact the Fund’s performance and financial results, including the value of its portfolio and the collateral securing the Portfolio Loans. Unfavorable economic conditions also could increase the cost of leverage or cause lenders not to extend credit on favorable terms or at all, which could prevent the Fund from making investments and have an adverse impact on its performance and financial results.

Negative economic trends would also increase the likelihood that major financial institutions or other entities having a significant impact on the financial and credit markets may suffer a bankruptcy or insolvency, as occurred during the recession in the U.S. economy several years ago. The bankruptcy or insolvency of any such entity may have an adverse effect on the Fund and the Common Shares and may trigger future crises in the global credit markets and overall economy, which could have a significant adverse effect on the Fund and the Common Shares.

During an economic downturn or recession it is likely that the incidence of amendments, waivers, modifications and restructurings of Portfolio Loans would increase, which may lead to a decrease in the value of such Portfolio Loans that could adversely affect the ability of the Fund to make distributions.

The volume of loans that are available for acquisition in the market or available for allocation by the Adviser to the Fund may vary from time to time. As a result, opportunities for the Fund to acquire such loans may be limited. This is also likely to heighten refinancing risk in respect of maturing Portfolio Loans. In addition, obligors on Portfolio Loans may be more likely to exercise any rights they may have to redeem or refinance such Portfolio Loans when interest rates or spreads are declining, which redemptions or refinancings may occur under circumstances when such Portfolio Loans cannot be replaced by the acquisition of additional Portfolio Loans with similar or better risk and economic characteristics or at all. These additional risks may affect the returns on the Common Shares to shareholders.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Inflation Risks. Certain of our portfolio companies may be impacted by inflation. If such portfolio companies are unable pass any increases in their costs along to their customers, it could adversely affect their results and their ability to pay interest and principal on our loans. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations.

Pandemic And Disease Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Infectious Disease and Pandemics. Certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Outbreaks such as the severe acute respiratory syndrome, avian influenza, H1N1/09, and, most recently, the coronavirus (COVID-19), or other similarly infectious diseases may have material adverse impacts on the Fund, the Adviser, their respective affiliates and portfolio companies. Actual pandemics, or fear of pandemics, can trigger market disruptions or economic turndowns with the consequences described above. The Adviser cannot predict the likelihood of disease outbreaks occurring in the future nor how such outbreaks may affect the Fund’s investments.

The outbreak of disease epidemics may result in the closure of the Adviser’s and/or a portfolio company’s offices or other businesses, including office buildings, retail stores and other commercial venues and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a portfolio company’s business which may adversely affect the ability of a portfolio company to perform its obligations, (b) disruption of regional or global trade markets and/or the availability of capital, (c) the availability of leverage, including an inability to obtain indebtedness at all or to the Fund’s desired degree, and less favorable timing of repayment and other terms with respect to such leverage, (d) trade or travel restrictions which impact a portfolio company’s business and/or (e) a general economic decline and have an adverse impact on the Fund’s value, the Fund’s investments, or the Fund’s ability to make new investments.

If a future pandemic occurs (including a recurrence of COVID-19) during a period when the Fund expects to be harvesting its investments, the Fund may not achieve its investment objective or may not be able to realize its investments.

Leveraged Finance Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in the Leveraged Finance and Fixed Income Markets May Affect Shareholders. In recent years, the leveraged finance and fixed income markets have at times contributed to a severe liquidity crisis in the global credit markets. There have also been at times substantial fluctuations in prices for leveraged loans and limited liquidity for such loans. No assurance can be made that the conditions giving rise to such price fluctuations and limited liquidity will not continue or become more acute in the future. During periods of limited liquidity and higher price volatility, the ability of the Fund to acquire or dispose of Portfolio Loans at a price and time that the Adviser deems advantageous may be severely impaired. As a result, in periods of rising market prices, the Fund may be unable to participate in price increases fully to the extent that it is unable to acquire desired positions quickly and its inability to dispose fully and promptly of positions in declining markets may cause its net asset value to decline and may exacerbate losses suffered thereby when Portfolio Loans are sold. Furthermore, significant additional liquidity-related risks may exist for the Fund and the shareholders including, among others, (i) the possibility that the prices at which Portfolio Loans can be sold by the Fund will have deteriorated from their effective purchase price, and (ii) the possibility that opportunities for the Fund to sell its assets in the secondary market may be impaired or restricted by a portfolio credit facility. These additional risks may result in losses, negatively affect the returns on the Common Shares or otherwise adversely affect shareholders.

Regardless of current or future market conditions, certain Portfolio Loans purchased by the Fund will have only a limited trading market (or none). The Fund’s investment in illiquid Portfolio Loans may restrict its ability to dispose of Portfolio Loans in a timely fashion and for a fair price, as well as their ability to take advantage of market opportunities. While liquidity in loans to middle market companies has increased in recent years, loans to middle market companies similar to the loans that the Fund intends to acquire are less liquid than broadly syndicated loans and certain of such middle market loans that may be acquired by the Fund are less liquid than more traditional senior secured loans to middle market companies. Illiquid Portfolio Loans may trade at a discount from comparable, more liquid loans or other investments. See “Risk Factors—Risks Relating to Portfolio Loans—Non-Investment Grade Loans to Middle Market Companies Involve Particular Risks” for a further description of the illiquidity of non-investment grade loans to middle market companies.

In addition, adverse developments in the primary market for loans to middle market companies, unitranche loans and/or leveraged loans in general may reduce opportunities for the Fund to acquire loans that would qualify as Portfolio Loans. The ability of private equity sponsors and leveraged loan arrangers to effectuate new leveraged buy-outs and the ability of the Fund to acquire such loans may be partially or significantly limited depending on market and regulatory conditions. Furthermore, possible changes in the tax laws of the United States could result in private equity sponsors and obligors electing to reduce leveraged loans as part of their portfolio companies’ capital structure and to obtain more of their funding in the form of equity which may reduce the amount of Portfolio Loans available for acquisition by the Fund. The impact of any such changes affecting the leveraged loan market or another liquidity crisis on the global credit markets may adversely affect the management flexibility of the Adviser in relation to the portfolio and, ultimately, the returns on the Common Shares to shareholders.

General Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to General Economic Conditions. Loans are subject to credit and interest rate risks. Credit risk refers to the likelihood that an obligor will default in the payment of principal or interest on a loan. Financial strength and solvency of an obligor are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a loan may affect its credit risk. Credit risk may change over the life of a loan and loans that are rated by rating agencies are often reviewed and may be subject to downgrade. Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a loan indirectly (especially in the case of fixed rate obligations) or directly (especially in the case of loans whose rates are adjustable). In general, in a period of declining interest rates, the rate of prepayments has historically tended to increase as borrowers are motivated to pay off debt and refinance at new lower rates, resulting in obligations being paid off more quickly than originally anticipated and the Fund being required to reinvest the proceeds in investments with lower yields.

Conversely, rising interest rates will negatively impact the price of a fixed rate loan and falling interest rates will have a positive effect on price. Adjustable rate loans also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in loans with uncertain payment or prepayment schedules.

Leveraged Loan Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Developments in the Leveraged Loan Market. The global economy has been affected for a number of years by the crisis in the credit markets initially caused by problems in the U.S. subprime residential mortgage loan market and, in the United States, a slow recovery thereafter. The global economy is still being negatively affected by, among other things, certain national deficits and sovereign debt levels incurred before or during the credit crisis. Among the sectors of the global credit markets that experienced particular difficulty during the credit crisis were the collateralized debt obligations and leveraged finance markets. There is no assurance that such markets may not experience similar difficulties in the future. There continues to exist significant risks for the Fund and shareholders as a result of uncertain or volatile economic conditions. These risks include, among others, (i) the likelihood that it may be more difficult to sell any of the Fund’s assets in the secondary market, thus rendering it more difficult to dispose of such assets, (ii) the possibility that the price at which the Fund’s assets can be sold by the Fund will have deteriorated from their effective purchase price, (iii) the illiquidity of the Common Shares, as there is currently little or no secondary trading in equity securities issued in connection with entities such as the Fund and none is expected to develop, and (iv) the possibility of a recession or other economic downturn affecting obligors. All of these risks may affect the returns on the Common Shares to shareholders and the ability of shareholders to realize their returns. The Fund’s assets will primarily consist of Portfolio Loans to middle market companies that may be particularly susceptible to economic slowdowns or recessions and may be unable to make scheduled payments of interest or principal on their borrowings during these periods. See “Risk Factors—Risks Relating to Portfolio Loans—Non-Investment Grade Loans to Middle Market Companies Involve Particular Risks.” The volume of leveraged loans that are available for acquisition by the Fund may vary from time to time. As a result, opportunities for the Fund to acquire such assets may be limited. This is also likely to heighten refinancing risk in respect of maturing loans. In addition, obligors on loans may be more likely to exercise any rights they may have to redeem or refinance such loans when interest rates or spreads are declining. These additional risks may affect the returns on the Common Shares to shareholders and could further slow, delay or reverse an economic recovery and cause a further deterioration in loan performance generally.

Future crises may have a negative impact on the economic conditions in the affected jurisdictions. Any slowdown in growth or commencement of a recession in such economies as a result thereof has had and in the future is expected to have an adverse effect on the ability of consumers and businesses to repay or refinance their existing debt. Adverse macroeconomic conditions may adversely affect the rating, performance and the realization value of the loans. It is possible that the loans will experience higher default rates than anticipated and that performance will suffer.

As a result of the credit crisis, some leading global financial institutions were forced into mergers with other financial institutions, have been partially or fully nationalized or became bankrupt or insolvent. The bankruptcy or insolvency of a major financial institution may have an adverse effect on the Funds, particularly if such financial institution is the administrative agent of one or more Portfolio Loans, a seller of a participation interest therein, or is the agent or lender under a credit facility financing to the Fund. In addition, the bankruptcy, insolvency or financial distress of one or more additional financial institutions, or one or more sovereigns, may trigger additional crises in the global credit markets and overall economy which could have a significant adverse effect on Fund assets and the Common Shares.

Although the leveraged finance and CLO markets have made significant recoveries from the adverse impact of the recent credit crisis, there can be no assurance that the leveraged finance and CLO markets will not be adversely impacted by future economic downturns or market volatility.

Competition And Investment Availability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Competition and Availability of Suitable Investments. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement investment strategies in leveraged loans including BDCs, leveraged loan finance companies, CLO vehicles and private funds and separately managed accounts similar to the Fund. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities, which may result in a decrease in the number of opportunities that the Adviser is able to pursue on behalf of the Fund, or in increased price volatility with respect to such opportunities. Prospective investors should understand that the Fund will compete with other investment vehicles, as well as institutional investors and commercial banking firms that have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to the Fund. In addition, competitors may have incurred, or may in the future incur, leverage to finance their debt investments at levels or on terms more favorable than those available to the Fund. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Adviser can offer no assurance that it will be able to identify and make investments that are consistent with the investment objective of the Fund.

In some cases, the Adviser’s Parent Companies invest in Portfolio Loans that are suitable for the Fund. Such Parent Companies could invest indirectly alongside the Fund and other clients of the Adviser or the Adviser’s affiliates through their interest in the Platform Balance Sheet Client or could seek to invest either in concert with, or independently of, the Fund and other clients of the Adviser or the Adviser’s affiliates. In cases where the Parent Companies pursue an opportunity independently, the Fund could, but will not necessarily, also pursue such opportunity.

Adviser Sourcing Dependence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

It is Anticipated that All or Most of the Portfolio Loans will be Sourced by Adviser Parties. Except to the extent otherwise permitted by the Fund’s investment criteria, since it is anticipated that all or most of the Portfolio Loans will be sourced through the Antares Lending Platform, the Fund will be relying on the performance of the loan origination business of the Antares Lending Platform and the relevant Adviser Parties in general for both the types of Portfolio Loans and the quality of such Portfolio Loans, and for other related services including, without limitation, access to market deal flow, credit diligence and portfolio administration, accounting, tax, human resources, information technology and legal/compliance support. Therefore, a decline in the business and other business activity of the Antares Lending Platform could have adverse consequences for the Fund and the shareholders. There can be no assurance that the Antares Lending Platform will source loans of equal or better quality than those sourced by it in the past. If the Antares Lending Platform suffers from a decline in business, or loosens its credit standards, the loans sourced thereby may suffer in credit quality. In order to maintain levels of business activity and/or profitability, the Antares Lending Platform may make concessions to obligors on loans. In addition, there is no assurance that the Antares Lending Platform will continue to source loans that fit the Fund’s investment strategy or originate them in the same volume. Under such circumstances the size or performance of the Fund’s portfolio could be expected to be adversely affected.

Significant conflicts of interest will arise from the Fund acquiring all or most of the Portfolio Loans in this manner. See “Conflicts of Interest.”

Recurring Revenue Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Portfolio Loans Could be Based on Recurring Revenues and Not Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”). Certain of the Portfolio Loans could be in large part underwritten based on projections and assumptions related to the growth or increase in services, adoption or entry into new markets and an assumed growth in recurring revenue, as well as assumptions related to spending to support such growth. The obligors of these Portfolio Loans may have low or negative EBITDA. If the projections and assumptions made with respect to the growth of any such obligor’s revenues or expenditures are inconsistent with such obligor’s actual performance, such Portfolio Loans may be subject to greater risks than Portfolio Loans for which the obligor has higher EBITDA.

Credit Rating Reliability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ratings and/or Credit Estimates are Not a Guarantee of Quality. Credit ratings and/or credit estimates of assets represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality or performance. A credit rating or a credit estimate is not a recommendation to buy, sell or hold assets and may be subject to revision or withdrawal at any time by the assigning rating agency. If a credit rating or credit estimate assigned to any Portfolio Loan is lowered for any reason, no party is obligated to provide any additional support or credit enhancement with respect to such Portfolio Loan. Rating agencies attempt to evaluate the relative future creditworthiness of an obligation and do not address other risks, including, but not limited to, the likelihood of principal prepayments (both voluntary and involuntary), liquidity risk, market value or price volatility; therefore, credit ratings or credit estimates do not fully reflect the true risks of an investment in the related asset. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an obligor’s current financial condition may be better or worse than a rating indicates. Further, rating agencies may change credit rating or credit estimate methodologies. Consequently, credit ratings or credit estimates of any Portfolio Loan should be used only as a preliminary indicator of perceived investment quality and should not be considered a reliable indicator of actual investment quality. Credit ratings or credit estimates of Portfolio Loans included in the Fund’s direct or indirect portfolio or of other loans similar to the Portfolio Loans may be subject to significant or severe adjustments downward. Credit rating or credit estimate reductions or withdrawals may occur for any number of reasons and may affect numerous assets at a single time or within a short period of time, which may have material adverse effects upon the Fund’s investments in Portfolio Loans.

Loans to middle market companies generally will not have a public rating, although some loans may have private ratings and/or credit estimates assigned by, or obtained pursuant to the methodology of, a nationally recognized statistical rating agency. A credit estimate is not identical to a credit rating, and may be assigned using a more limited analysis, based on public information or information supplied by the party requesting the credit estimate. Disclosure of private ratings and/or credit estimates, if any are available, is restricted and any such ratings or estimates are not expected to be disclosed to the Fund.

Uninvested Cash Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to the Impact of Uninvested Cash Balances. To the extent the Adviser on behalf of the Fund maintains cash balances (such as cash balances to fund revolving loans) or reserves or holds such amounts in temporary investments instead of investing in higher yielding Portfolio Loans or paying down related credit facilities incurred directly or indirectly thereby with respect to the Portfolio Loans, portfolio income will be reduced which will result in reduced amounts available to the Fund for its return on investment. In addition, temporary investments could also suffer losses. The extent to which the cash balances of the Fund remain uninvested in Portfolio Loans will be subject to a variety of factors, including among others future market conditions, and is difficult to predict.

Portfolio Composition Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Composition and Characteristics of the Portfolio Loans will Change over Time. The characteristics of the Portfolio Loans held by the Fund will change as a result of the acquisitions and sales of Portfolio Loans by the Fund. The characteristics of the Portfolio Loans will also change over time as a result of scheduled amortization, prepayments, the amount of draws, repayments and termination of revolving Portfolio Loans, extensions, waivers, modifications, restructuring, work-outs, delinquencies and defaults on Portfolio Loans. There can be no assurance that the portfolio of Portfolio Loans directly or indirectly owned by the Fund will have any particular characteristics at any time and the decision to buy Portfolio Loans or to sell Portfolio Loans will have a significant impact on those characteristics.

Market Volatility And Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Currently Operating in a Period of Capital Markets Disruption, Significant Volatility and Economic Uncertainty. From time to time, capital markets may experience periods of disruption and instability. Such disruptions may result in, amongst other things, write-offs, the re-pricing of credit risk, the failure of financial institutions or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular, as well as increasing volatility and illiquidity in the global credit, debt and equity markets generally. The duration and ultimate effect of such market conditions cannot be accurately forecasted. Extreme uncertainty regarding economic markets is resulting in declines in the market values of potential investments and declines in the market values of investments after they are made or acquired by the Fund and affecting the potential for liquidity events involving such investments or portfolio companies. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. Applicable accounting standards require the Fund to determine the fair value of its investments as the amount that would be received in an orderly transaction between market participants at the measurement date. While most of the Fund’s investments are not publicly traded, as part of the Fund’s valuation process the Fund considers a number of measures, including comparison to publicly traded securities. As a result, volatility in the public capital markets can adversely affect the Fund’s investment valuations.

Various social and political tensions around the world may contribute to increased market volatility, may have long-term effects on the worldwide financial markets and may cause further economic uncertainties worldwide. In particular, the consequences of the conflict between Russia and Ukraine and the conflict in the Middle East, including international sanctions, the potential impact on inflation and increased disruption to supply chains and a potential global recession may impact portfolio companies. Because Russia is a major exporter of oil and natural gas, the invasion and related sanctions have reduced the supply, and increased the price, of energy, which is accelerating inflation and may exacerbate ongoing supply chain issues. There is also the risk of retaliatory actions by Russia against countries which have enacted sanctions, including cyberattacks against financial and governmental institutions, which could result in business disruptions and further economic turbulence. Such consequences also may increase the Fund’s funding cost or limit its access to the capital markets.

A prolonged period of market illiquidity may cause the Fund to reduce the volume of loans and debt securities originated and/or fund and adversely affect the value of the Fund’s portfolio investments, which could have a material and adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Trade And Regulatory Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Negotiations and Related Government Actions may Create Regulatory Uncertainty for our Portfolio Companies and our Investment Strategies and Adversely Affect the Profitability of our Portfolio Companies. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S. on numerous countries. Such tariffs could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from countries subject to the tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies. In addition, such tariffs could slow the global economy, and, while such tariffs may be adjusted downward or removed, the adjustment or removal of tariffs may or may not yield the intended results.

Non-Sponsor Borrowers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Sponsor Borrowers. There have been and will be occasions where the Fund lends to an obligor that has not received funding from a private equity sponsor (“non-sponsor borrower”). The Adviser generally takes a similar approach to non-sponsor and sponsor-backed borrowers in respect of the information requested, diligence, underwriting standards, financing options and terms considered. However, because non-sponsor borrowers do not have a relationship with, the experience of working with, or support of a sponsor, the Adviser must work directly with such borrower without the benefit or influence of a sponsor. Non-sponsor borrowers can present business models or challenges that differ from those of sponsor-backed borrowers. In addition, non-sponsor borrowers often require increased monitoring by the Adviser, which could increase costs associated with such a loan, which would reduce the Fund's return. Without a relationship with a sponsor, a non-sponsored borrower might also have reduced access to follow-on capital. Further, due to the lack of experience of some non-sponsored borrowers in sophisticated corporate finance arrangements as compared to sponsored businesses, the non-sponsored borrower might incur additional costs and difficulty resolving future distress or a workout, which could lead to an increased risk of default. It is also possible that realization timelines will be longer for a non-sponsored borrower than for a sponsored borrower, which could be detrimental to the Fund.

Non Investment Grade Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Investment Grade Loans to Middle Market Companies Involve Particular Risks. The Portfolio Loans will consist primarily of non-investment grade loans to middle market companies or participation interests therein, which are subject to liquidity, market value, credit, repricing, default, recovery, interest rate, reinvestment and other risks. The Portfolio Loans are generally considered to be subject to greater risks than investment grade corporate obligations and will be less liquid than both investment grade corporate obligations and broadly syndicated loans. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of Portfolio Loans. There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could affect the value and returns of the Portfolio Loans or will be able to acquire on behalf of the Portfolio Loans that will generate sufficient returns to meet the Fund’s or the shareholders’ expectations.

Prices of the Portfolio Loans may be volatile, and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including but not limited to changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, domestic and international economic or political events, developments or trends in any particular industry, and the financial condition of the obligors of the Portfolio Loans. In particular, the market for non-investment grade loans has experienced periods of volatility in the supply and demand for such loans, resulting in fluctuations and changes in, among other things, spreads, interest rate floors, purchase discounts, leverage, covenants, structure, and other terms. Additionally, loans and participation interests in loans generally have significant liquidity and market value risks because they are not generally traded in organized exchange markets but are traded by banks and other institutional investors in privately negotiated transactions. Because loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to both the high-yield debt securities market and the broadly syndicated loan market. As a result, the Portfolio Loans will be subject to greater risks than broadly syndicated loans issued by larger companies.

All or a significant majority of the Portfolio Loans are expected to consist of loans to middle market companies. Although middle market loans share many of the same characteristics as more broadly syndicated loans, including a senior secured position in the obligor’s capital structure and floating rate interest payments, loans to middle market companies tend to be less widely held and are not often publicly rated. Loans to middle market companies may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade corporate obligations. As a result, the Portfolio Loans will be subject to greater risks than broadly syndicated loans entered into by larger companies.

Because a more limited number of investors invest in loans to middle market companies, the trading volume for such loans is relatively illiquid as compared to that of broadly syndicated loans. In addition, investors who invest in middle market loans typically invest in unitranche loans in middle market companies, the trading volume of which is likely to be relatively illiquid as compared to that of more traditional senior secured loans to middle market companies. In addition, the trading market for Portfolio Loans that are revolving loans is substantially less liquid than that for term loans since certain loan market investors are not permitted to, or prefer not to, invest in revolving loans. Furthermore, there are typically restrictions on transfers of Portfolio Loans under the related loan facility documents and, if the Portfolio Loan is a participation interest, there may be additional restrictions on transfer under the related participation agreement. The illiquidity of the Portfolio Loans may restrict the ability of the Fund (or the Adviser on its behalf) to dispose of such Portfolio Loans in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities.

A non-investment grade middle market loan or participation interest therein is generally considered speculative in nature and may experience defaults for a variety of reasons. A middle market loan may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, deferral of payment, payments-in-kind of interest, and a substantial change in the terms, conditions and covenants with respect to such loan. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such loan. The liquidity of a loan in default will be limited, and to the extent that a defaulted loan is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on the Portfolio Loans and an increase in default levels or a decrease in recoveries would be expected to adversely affect the returns of the Fund in respect of the Portfolio Loans.

Non-investment grade loans to middle market businesses may carry more inherent risks than non-investment grade loans to larger, publicly traded entities. For example, middle market borrowers generally are not publicly traded entities and have significantly less publicly available information about them compared to publicly traded entities. These middle market companies generally have more limited access to capital and higher financing costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from their respective private equity sponsors, public capital markets or from traditional sources, such as commercial banks. Non-investment grade and middle market borrowers may be highly leveraged, which may cause them to be more likely to be unable to meet their obligations in an economic downturn, a period of rising interest rates, a contraction of the leveraged loan market or a period of fluctuating exchange rates (in respect of those obligors located outside of the United States). Middle market businesses typically have narrower product lines and smaller market shares than large businesses. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Middle market businesses may have more difficulties implementing enterprise resource plans and may face greater challenges integrating acquisitions than large businesses. These businesses may also experience substantial variations in operating results. Typically, the success of a middle market company also depends on the management talents and efforts of one or two individuals or a small group of individuals. The death, disability or resignation of one or more of these individuals could have a material adverse impact on such middle market company and its ability to repay its obligations. A deterioration in a middle market obligor’s financial condition and prospects may cause it to fail to satisfy net income, cash flow and other coverage tests typically imposed by lenders and may be accompanied by deterioration in the collateral securing the Portfolio Loan. Such deterioration may impair the ability of such obligor to obtain refinancing, force it to seek to have its Portfolio Loan restructured or result in a defaulted Portfolio Loan.

In addition, middle market businesses often need substantial additional capital to expand or compete and will often have borrowed money from other lenders and may need additional capital to survive any economic downturns. Accordingly, loans made to middle market companies involve higher risks than loans made to companies that have larger businesses, greater financial resources or are otherwise able to access traditional credit sources. In addition, while a private equity sponsor often will provide additional capital to support their middle market portfolio companies in times of distress, such practice may not continue or may continue to a lesser extent. Default levels or the amount or timing of recoveries that may be experienced on the Portfolio Loans are uncertain. Any event of default and acceleration of a loan or decrease in recoveries or delay in receipt of recoveries would be expected to adversely affect the returns of the Fund in respect of the Portfolio Loans.

Term And Revolver Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in Term Loans, Delayed Draw Term Loans or Revolvers Involves Certain Risks. The Fund may invest in a variety of different types of debt, including but not limited to term loans, delayed draw term loans and/or revolving loans. A term loan is a loan that has a specified repayment schedule. A delayed draw term loan is a loan that typically permits the borrower to withdraw predetermined portions of the total amount borrowed at certain times. A revolving credit facility differs from a delayed draw term loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed draw term loans and revolving credit facilities usually provide for floating or variable rates of interest. If the Fund enters into or acquires a commitment with a borrower regarding a delayed draw term loan or a revolver, the Fund will be obligated on one or more dates in the future to lend the borrower monies (up to an aggregate stated amount) if called upon to do so by the borrower. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed draw term loans and revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Loan Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Prepayments May Affect the Ability of the Adviser to Invest Available Funds in Appropriate Portfolio Loans. Loans are generally prepayable in whole or in part at any time at the option of the obligor thereof at par plus accrued unpaid interest thereon. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that Portfolio Loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. In addition, certain Portfolio Loans may include excess cash flow capture and other mandatory prepayment provisions, which may accelerate the amortization of the applicable Portfolio Loan. Any inability of the Adviser (if it is permitted to reinvest such funds on behalf of the Fund) to reinvest payments or other proceeds in Portfolio Loans with comparable interest rates may adversely affect the returns of the Fund in respect of the Portfolio Loans. There is no assurance that the Adviser will be able to reinvest proceeds in Portfolio Loans with comparable interest rates or as to the length of any delays before such investments are made.

The rate of prepayments, amortization and defaults may be influenced by various factors including, among other things: (i) changes in obligor performance and requirements for capital; (ii) the level of interest rates and the shape of the yield curve; (iii) lack of credit being extended and/or the tightening of credit underwriting standards in the commercial lending industry and supply and demand economics in capital markets; and (iv) the overall economic environment.

The Adviser cannot predict the actual rate of prepayments, accelerated amortization or defaults which will be experienced with respect to the Portfolio Loans.

Lender Liability And Subordination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lender Liability Considerations and Equitable Subordination can Affect the Fund’s Rights with Respect to Portfolio Loans. A number of judicial decisions in the United States have upheld judgments of obligors against lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing owed to the obligor or has assumed an excessive degree of control over the obligor resulting in the creation of a fiduciary duty owed to the obligor or its other creditors or shareholders. Because of the nature of the portfolio of Portfolio Loans, the Fund could become directly or indirectly subject to allegations of lender liability individually or as part of a group of lenders and could also be liable for pro rata liabilities of the agent or lead lender.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a holder of debt (i) intentionally takes an action that results in the undercapitalization of an obligor to the detriment of other creditors of such obligor, (ii) engages in other inequitable conduct to the detriment of such other credits, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors, or (iv) uses its influence as a stockholder to dominate or control an obligor to the detriment of other creditors of such obligor, a court can elect to subordinate the claim of the offending holder of debt to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” Because of the nature of the portfolio of Portfolio Loans held by the Fund, the portfolio of Portfolio Loans could be subject to claims of equitable subordination.

Moreover, because the Fund and affiliates of, or persons related to, the Adviser and its affiliates could hold an equity investment or other interests in portfolio companies to which the Fund has made a Portfolio Loan, generally will act as the loan agent with respect to the related loan facility, could be registered title owner and seller of a participation interest in such loan investment and/or generally will hold related loans and/or equity investments, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity investment or other holdings or activities of the Adviser and its affiliates.

The preceding discussion is based upon principles of United States federal and state laws. As to Portfolio Loans that are obligations of non-United States obligors, the laws of certain foreign jurisdictions could impose liability upon lenders under factual circumstances similar to those described above, with consequences that could, but will not necessarily be, analogous to those described above.

Balloon Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Balloon Loans Present Refinancing Risk. The Portfolio Loans will include loans to middle market companies or participation interests therein that are balloon loans. Balloon loans involve a greater degree of risk than other types of loans because they are structured to allow for small principal payments over the term of the loan, requiring the obligor to make a large final (balloon) payment upon the maturity of the loan. The ability of such obligor to make this final payment upon the maturity of the loan typically depends upon its ability either to refinance the loan prior to maturity or to generate sufficient cash flow to repay the loan at maturity. The ability of any obligor to accomplish any of these goals will be affected by many factors, including the availability of financing at acceptable rates to such obligor or at all, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the related business, tax laws and the prevailing general economic conditions. Given their relative size and limited resources and access to capital, some obligors may have difficulty in repaying or refinancing their balloon loans on a timely basis or at all. Consequently, such obligors of Portfolio Loans that are balloon loans may not have the ability to repay such Portfolio Loans at maturity, and under such circumstances the Fund could lose all or most of the principal of such Portfolio Loans.

Limited Control Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund will Have Limited Consent and Control Rights with Respect to the Loan Facilities of Which the Portfolio Loans Are a Part. As a lender in a loan facility that has multiple lenders, the Fund will have limited consent and control rights, and such rights may not be effective in view of the expected proportion of such obligations held thereby as compared to the other lenders. In all instances, the Fund will own less than a majority of the related loan(s) of which the Portfolio Loans are a part and will not control decision making by the required lenders under the related credit facility documents except to the extent that such documents require the consent of all lenders. If the consent of all lenders is required to a modification, most credit facility documents provide that the loan of any lender failing to so consent may be redeemed by the obligor or purchased by an existing or new lender, in either such case at par together with accrued interest. If the Fund is a non-consenting lender, the related Portfolio Loan may be sold under such circumstances and there can be no assurance that the Adviser will be permitted or able to redeploy any sale or redemption proceeds received in connection therewith in Portfolio Loans having the same or a better yield or average life as any such Portfolio Loan so prepaid or sold, or at all, which may adversely affect the Fund’s expected return. To the extent that the Antares Lending Platform, any joint venture in which the Antares Lending Platform participates or any other person owns portions of such loans or Antares Lending Platform is interested in maintaining a performing loan as part of the Antares Direct Holdings and good business relations with the related obligor and its sponsor (as opposed to having a competitor in the loan market provide the desire loan to the obligor), they may act in their own interests in connection therewith without considering the interests of the Fund. See “Risk Factors – Risks Relating to Portfolio Loans – The Fund is Subject to Risks Related to Repricing” and “Conflicts of Interest.”

Except as otherwise expressly provided herein and in any portfolio credit facility, as applicable, the Adviser will direct the exercise and enforcement, or direct the Fund to refrain from exercising and enforcing, any or all of its rights and remedies in connection with the Portfolio Loans or any related loan documents and will direct consents or rejections of amendments or waivers of the terms of any Portfolio Loan and related loan documents and any workouts or restructuring in accordance with the Adviser’s investment management practices and the Fund will not otherwise have any right to compel the Adviser to take or refrain from taking any actions. The Adviser will be subject to certain conflicts of interest, as described in “Conflicts of Interest” below.

Agency Enforcement Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Agency Provisions with Respect to the Portfolio Loans Could Impair Enforcement Actions Against the Collateral Securing the Portfolio Loans and Expose the Fund to Losses on the Portfolio Loans; The Fund Might Not Have the Ability to Control Decisions with Respect to Portfolio Loans. The Portfolio Loans are expected to consist primarily of agented loans. Under the loan documents with respect to agented loans, a financial institution or other entity may be designated as the administrative agent, loan agent and/or collateral agent or a person acting in a similar capacity. Under these arrangements, the obligor typically grants a lien to the collateral agent on behalf of the lenders and the obligor makes payments to the administrative agents, which distributes obligor payments to the related lenders including the Fund. Such administrative agent may also collect advances made by the lenders and pays them over to the obligor in connection with the closing of the related Portfolio Loan and thereafter with respect to advances on revolving loans and delayed draw loans. Such administrative agents typically receive such payments into and distribute them from a commingled account. Certain decisions with respect to the related Portfolio Loan may be made by the administrative agent on behalf of the lenders under the related loan documents. An Adviser Party is expected to be the administrative agent with respect to most or all of the Portfolio Loans, subject to the terms of the related loan documents, which gives rise to certain conflicts of interest.

Risks related to agented loans include the possibility that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by the related lenders such as the Fund, including attempts to realize upon the collateral securing the Portfolio Loan and/or directing the applicable agent to take actions against the related obligor or the collateral securing a Portfolio Loan and taking actions to realize on proceeds or payments made by obligor that are in the possession or control of such agent. In addition, agented Portfolio Loans typically allow for agents to resign with certain advance notice. Such Portfolio Loans may not, however, contain provisions for the lenders to remove agents thereunder. Therefore, under circumstances where removal of an agent would be in the best interests of the lenders (including the Fund), the applicable loan documents would have to be amended by the lenders holding the requisite amount of the associated indebtedness with the agreement of one or more agents (which may not be forthcoming) to remove an agent thereunder. Further, if an agented loan is a revolving loan or a delayed draw loan, there is the possibility of other lenders failing to satisfy their funding commitment, which could result in a dispute. Any such actions could expose the Fund to losses with respect to the related Portfolio Loan.

Fraud Misrepresentation In Investment Process Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Related to Fraud or Misrepresentation in the Investment Process. The Fund is subject to risks related to fraud or misrepresentation in the investment process. Any investment in an issuer carries the risk that the issuer will make a material misrepresentation or omission in connection with the investment. Such inaccuracy or incompleteness could adversely affect, among other things, the valuation of collateral underlying loans or other debt obligations, the Fund's ability to perfect or effectuate a lien on the collateral securing a loan or other debt obligation, the financial condition of the issuer or the business prospects of the issuer. The Fund, as well as subsidiaries through which the Fund may obtain indirect leveraged exposure to the underlying obligors or issuers of underlying loans, will rely upon the accuracy and completeness of representations made by the underlying obligors or issuers to the extent reasonable. However, there can be no guarantee that these representations are accurate or complete.

Collateral Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Collateral Risk. The collateral and security arrangements in relation to such secured obligations as the Fund may invest in will be subject to such security or collateral having been correctly created and perfected and any applicable legal or regulatory requirements that may restrict the giving of collateral or security by an obligor, such as, for example, thin capitalization, over-indebtedness, financial assistance and corporate benefit requirements. If the Portfolio Loans do not benefit from the expected collateral or security arrangements, this may adversely affect the value of or, in the event of default, the recovery of principal or interest from such Portfolio Loans held by the Fund. Accordingly, any such a failure to properly create or perfect collateral and security interests attaching to the Portfolio Loans could have a material adverse effect on the performance of the Fund, and, by extension, the Fund’s financial condition, results of operations and the value of the Common Shares. A component of the Adviser’s analysis of the desirability of acquiring a given Portfolio Loan relates to the estimated residual or recovery value of such investments in the event of the insolvency of the obligor. This residual or recovery value will be driven primarily by the value of the anticipated future cash flows of the obligor’s business and by the value of any underlying assets constituting the collateral for such Portfolio Loan. The anticipated future cash flows of the obligor’s business and the value of collateral can, however, be extremely difficult to predict as in certain circumstances market quotations and third party pricing information may not be available. If the recovery value of the collateral associated with the Portfolio Loans held by the Fund decreases or is materially worse than expected by the Adviser, such a decrease or deficiency may affect the value of the Portfolio Loans held by the Fund. Accordingly, there may be a material adverse effect on the performance of the Fund, and, by extension, the Fund’s financial condition, results of operations and the value of the Common Shares.

Covenant Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in “Covenant-Lite” Loans Involves Certain Risks. Certain of the Portfolio Loans may be “covenant-lite loans,” which contain limited, if any, financial covenants. Generally, covenant-lite loans either do not require the obligor to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the obligor to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. Ownership of covenant-lite loans may expose the Fund to different risks, including with respect to liquidity, price volatility and ability to restructure loans than is the case with loans that have such requirements and restrictions. As a result of the ownership of covenant-lite loans, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the returns of the Fund in respect of the Portfolio Loans.

Subordinated Senior Secured Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in Senior Secured Loans Subordinated in Right of Payment Involves Certain Risks. The Fund may invest in second lien loans, each of which will be secured by a pledge of collateral, but which is subordinated (with respect to liquidation preferences with respect to pledged collateral) to other secured obligations of the obligors secured by all or a portion of the collateral securing such second lien loan. Second lien loans are typically subject to intercreditor arrangements, the provisions of which can prohibit or restrict the ability of the holder of a second lien loan to (i) exercise remedies against the collateral with respect to their second liens; (ii) challenge any exercise of remedies against the collateral by the first lien lenders with respect to their first liens; (iii) challenge the enforceability or priority of the first liens on the collateral; and (iv) exercise certain other secured creditor rights, both before and during a bankruptcy of the obligor. In addition, during a bankruptcy of the obligor, the holder of a second lien loan might not be required to give advance consent to (a) any use of cash collateral approved by the first lien creditors; (b) sales of collateral approved by the first lien lenders and the bankruptcy court, so long as the second liens continue to attach to the sale proceeds; and (c) debtor-in-possession financings.

A portion of the Portfolio Loans may consist of first-lien last-out loans (including, without limitation, the “last out” portion of unitranche loans). A first-lien last-out loan is a loan that may be fully subordinated in right of payment or application of proceeds (other than permitted interest and principal payments) to the related senior secured loans of the same obligor until related senior secured loans are paid in full.

A portion of the Portfolio Loans may consist of senior secured loans that have a first lien on the related obligor’s assets and where the related obligor has a super-priority revolving or term loan facility that will, in a default scenario, be paid prior to such Portfolio Loan. For such Portfolio Loans, if the super-priority revolving or term loan facility provides significant leverage to the obligor, then the risks relating to the Fund’s lien on the obligor’s assets may be similar to the risks relating to second lien loans. In such cases, the creditors holding the super-priority revolving or term loan facility will have a senior priority over Portfolio Loans with respect to the related obligor’s assets. To the extent that the Antares Lending Platform, any joint venture in which the Antares Lending Platform participates or any other person owns portions of such super-priority loans, they may act in their own interests in connection therewith without considering the interests of the Fund.

Lien Priority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liens Arising by Operation of Law may Take Priority over the Fund’s Liens on an Obligor’s Underlying Collateral and Impair the Fund’s Recovery on a Portfolio Loan in the Event of a Default or Foreclosure on that Portfolio Loan. Federal or state law may grant liens on the collateral (if any) securing a Portfolio Loan that have priority over the lien for the benefit of the lenders on such collateral. An example of a lien arising under federal or state law is a tax or other government lien on property of an obligor. A tax lien may have priority over the lien for the benefit of the lenders on such collateral. To the extent a lien having priority over the lien for the benefit of the lenders exists with respect to the collateral related to any Portfolio Loan, the lien for the benefit of the lenders on the collateral will be subordinate to such lien. If the creditor holding such lien exercises its remedies, it is possible that, after such creditor is repaid, sufficient cash proceeds from the underlying collateral will not be available to pay the outstanding principal amount of such Portfolio Loan.

Obligor Insolvency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insolvency Considerations with Respect to Obligors of Portfolio Loans May Affect the Fund’s Rights. Various laws enacted for the protection of creditors may apply to the Portfolio Loans. If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an obligor of a Portfolio Loan, such as a trustee in bankruptcy, were to find that the obligor did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such Portfolio Loan and, after giving effect to such indebtedness, the obligor (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such obligor constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the obligor or to recover amounts previously paid by the obligor in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an obligor would be considered insolvent at a particular time if the sum of its debts were then greater than all of its property at a fair valuation or if the present fair saleable value of its assets were then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the obligor was “insolvent” after giving effect to the incurrence of the indebtedness constituting the related Portfolio Loan or that, regardless of the method of valuation, a court would not determine that the obligor was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an obligor of a Portfolio Loan, payments made on such Portfolio Loan could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under federal bankruptcy law or even longer under state laws) before insolvency.

In general, if payments on Portfolio Loans are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured, either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund or any financing subsidiary, the returns of the Fund in respect of the Portfolio Loans will be reduced thereby. However, it is likely that avoidable payments could not be recaptured directly from a lender that has given value in exchange for the Portfolio Loan, in good faith and without knowledge that the payments were avoidable. Nevertheless, there can be no assurance that the Fund or any financing subsidiary will be able to avoid recapture on this or any other basis.

Loan Restructuring Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restructuring of Portfolio Loans and the Insolvency of the Related Obligor May Have Adverse Effects. The particular restructuring strategy pursued with respect to a Portfolio Loan may not maximize the value of or any recovery on such Portfolio Loan. Any restructuring could alter, reduce or delay the payment of interest or principal from any Portfolio Loan and, as such, could delay the timing and reduce the amount of payments made with respect thereto to the Fund. Restructurings of a Portfolio Loan might result in extensions of its term, which would likely extend the average life of such Portfolio Loan and, in the aggregate, could delay the timing of payments made with respect thereto to the Fund. Any restructuring of a Portfolio Loan may also have an adverse effect on its value and/or rating for purposes of various tests and triggers under a related portfolio credit facility, which could have a material adverse effect on the Fund and could results in losses and/or reduced returns to the Fund and the shareholders. Restructurings of Portfolio Loans or the exercise of remedies with respect thereto that result in the receipt of certain types of equity securities with respect thereto may be required to be held in direct or indirect subsidiaries of the Fund (including entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund) that elect to be treated as corporations for U.S. federal income tax purposes which, to the extent taxes are payable in connection therewith, would reduce income or gain otherwise obtainable therefrom.

The Fund (or the Adviser on its behalf) and/or any Adviser Party other than the Adviser may participate on committees formed by creditors to negotiate the management of financially troubled obligors that may or may not be in bankruptcy or may seek to negotiate directly with such obligors with respect to restructuring issues. If the Adviser, on behalf of the Fund, does join a creditors’ committee, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund in such proceedings. By participating on such committees, the Fund may be deemed to have duties to other creditors represented by the committees, which might expose the Fund to liability to such other creditors who disagree with the Fund’s actions. Furthermore, by participating on such committees, the Fund may be contractually obligated to hold the related Portfolio Loan even if the Adviser, on behalf of the Fund, believes it would be in the best interests of the Fund to sell. In addition, the Adviser, its affiliates or Other Accounts may also have or acquire equity securities or debt obligations of companies who are obligors of Portfolio Loans held by the Fund, and may have interests different from or adverse to those of the Fund with respect to its Portfolio Loans. The Fund and the Adviser and/or its affiliates may be on any such committee representing such different interests, which may result in conflicts of interest as described in “Conflicts of Interest”.

Repricing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Related to Repricing. If prevailing credit spreads tighten, an obligor of a Portfolio Loan and its private equity sponsor may be incentivized to try to negotiate more favorable pricing and other terms under such Portfolio Loan to better reflect the then current market pricing and terms or may repay the Portfolio Loan and seek alternative financing with other lenders on then-prevailing market pricing and terms. As a result, Portfolio Loans may be repaid prior to their scheduled maturity and may be replaced with other Portfolio Loans with lower pricing or terms less favorable to the Fund or not replaced at all. Alternatively, the existing Portfolio Loans may be modified or amended to provide the Fund with less favorable pricing or terms. The Adviser Parties and the Antares Lending Platform may, and frequently will, have an incentive to agree to such a repricing, modification and/or amendment to retain the loan as part of the Antares Direct Holdings (or, in the case of the Adviser, to retain the loan on the Fund’s balance sheet) and/or strengthen its business relationship with the obligor or the private equity sponsor. In addition, to the extent that the Antares Lending Platform, an Adviser Party (other than the Adviser) or one or more of their respective affiliates holds an equity interest in the related obligor, there is an incentive for such persons to agree to or to propose such a repricing, modification and/or amendment, although since the Antares Lending Platform and such other related persons have in the past acquired and expect in the future to acquire only de minimis equity interests, if any, in some (but not all) obligors or their direct or indirect equity owners, the Adviser does not expect any such equity interest in an obligor or any owner thereof to outweigh the significantly larger economic interests of the Lending Platform and such other related persons as lenders to the obligor. There can be no assurance that Portfolio Loans will be held to maturity or that Portfolio Loans may not be modified or amended to provide lower pricing and other less favorable terms, and in either case that these occurrences will not adversely affect the returns of the Fund. See also “Conflicts of Interest”.

Cross Collateralization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain of the Portfolio Loans May be Cross-Collateralized with Other Tranches of Indebtedness Incurred by the Same Obligor and May be Cross-Collateralized with Indebtedness Issued by More Than One Obligor. Cross-collateralization arrangements involving more than one obligor could be challenged as fraudulent conveyances by creditors of the related obligor in an action brought outside a bankruptcy case or, if the obligor were to become a debtor in a bankruptcy case, by the obligor’s representative (or the obligor as debtor-in-possession), U.S. trustee or creditors’ committee.

Among other things, a legal challenge to the granting of the liens may focus on the benefits realized by the related obligor from the applicable Portfolio Loan proceeds, as well as the overall cross-collateralization. If a court were to conclude that the granting of the liens to cross-collateralize a Portfolio Loan was a voidable fraudulent conveyance, such court could subordinate all or part of the pertinent Portfolio Loan to existing or future indebtedness of that obligor, recover payments made under that Portfolio Loan, or take other actions detrimental to the Fund, including, under certain circumstances, invalidating the Portfolio Loan or the Fund’s interest in the collateral securing the cross-collateralized Portfolio Loan.

Furthermore, as a general matter, financial restructurings have increasing complexity because lenders in the banking and capital markets use sophisticated financing techniques to fund lending operations, including loan participations, investment funds, loan funding arrangements and other financing techniques. In the contracts documenting such arrangement, lenders often delegate some or all of their voting rights to other persons providing the funding, which may in turn further delegate such rights and consequently result in further delays to in-court and out-of-court restructurings and exacerbate the risks associated with insolvencies and restructuring.

Obligor Bankruptcy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bankruptcy of One or More Obligors Could Reduce or Eliminate the Return to the Fund on a Portfolio Loan. There is a significant risk that one or more of the obligors may enter bankruptcy proceedings. Such proceedings may result in, among other things, a substantial reduction in the interest rate and a substantial write down of the principal of the related Portfolio Loans. There are a number of significant risks inherent in the bankruptcy process. First, rulings in a bankruptcy case are the product of adversary proceedings determined by a court with equitable powers, and are beyond the control of specific creditors. Second, a bankruptcy filing may adversely and permanently affect the obligor making such filing. The obligor may lose its market position, key employees, relationships with important suppliers, access to the capital markets or other sources of liquidity and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason a reorganization under the U.S. Bankruptcy Code is converted to or becomes a liquidation, the liquidation value of the obligor may not equal the liquidation value that was believed to exist at the time of purchase of the Portfolio Loan. Third, the duration of a bankruptcy case is difficult to predict. A creditor’s return on investment can be adversely affected by delays while a plan of reorganization is being negotiated, approved by parties in interest and confirmed by the bankruptcy court until it ultimately becomes effective. For example, in general, unsecured creditors’ claims for interest accrued between the bankruptcy filing and a reorganization plan’s consummation are not allowed. Fourth, the administrative costs of the debtor and official committees in connection with the bankruptcy case are frequently high and will be paid out of the debtor’s estate prior to any return to general unsecured creditors. If the bankruptcy case involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to such administrative costs; a creditor’s costs in monitoring and enforcing its investment also may substantially increase. Certain claims that have priority by law (for example, claims for taxes) also may be significant. Finally, under certain circumstances, creditors’ claims against bankrupt or insolvent entities may be subject to equitable subordination or recharacterization as equity (particularly where the creditor is an insider or otherwise controls the debtor), and transfers made to creditors may be subject to avoidance and disgorgement as preferences or fraudulent conveyances.

Rising Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rising Interest Rates May Render Some Obligors Unable to Pay Interest on their Portfolio Loans and Changes in the Interest Rate on a Portfolio Loan May Impact the Fund. The Portfolio Loans will bear interest at floating interest rates. To the extent interest rates increase, periodic interest obligations owed by the related obligors will also increase. As prevailing interest rates increase, some obligors may not be able to make the increased interest payments on Portfolio Loans or refinance their balloon Portfolio Loans, resulting in payment defaults. Any payment default of an obligor under a Portfolio Loan will also have an adverse effect on its value and/or rating for purposes of various tests and triggers under a related portfolio credit facility which could have a material adverse effect on the Fund and could results in losses and/or reduced returns to the Fund and the shareholders. Conversely, if interest rates decline, obligors may refinance their Portfolio Loans at lower interest rates which could shorten the average life thereof and reduce the Fund’s expected returns with respect thereto, particularly if the Fund is not then able to directly or indirectly invest in other Portfolio Loans with an equal or greater interest rate and average life. Any bankruptcy or insolvency of an obligor under a Portfolio Loan will also have an adverse effect on its value and/or rating for purposes of various tests and triggers under a related portfolio credit facility which could have a material adverse effect on the Fund and could result in losses and/or reduced returns to the Fund and the shareholders.

In addition, Portfolio Loans may feature interest rates which will vary based on certain financial ratios of the related obligor. The interest rates payable by the obligors under such Portfolio Loans will typically be reduced if the applicable financial ratios of the related obligors improve and, accordingly, an improvement in the financial performance of obligors under these Portfolio Loans would result in a decrease in interest payments thereunder to the Fund. Conversely, the interest rates payable by the obligors under such Portfolio Loans will typically be increased if the applicable financial ratios of the related obligors deteriorate. However, while a deterioration in the financial performance of obligors under these Portfolio Loans would result in an increase in interest payments received by the Fund, increased payment obligations of such obligors could weaken the financial condition of such obligors in the future.

Third Party Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to the Risk of Third-Party Litigation. The Fund’s investment activities hereunder may subject it to the risks of becoming involved in litigation by third parties. As described above under “Lender Liability Considerations and Equitable Subordination Can Affect the Fund’s Rights with Respect to Portfolio Loans,” this risk may be greater where the Fund exercises control or significant influence over an obligor’s direction. The expense of defending against claims against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund (except to the extent the Fund may have a claim against the Adviser under the Advisory Agreement or another applicable agreement) and would reduce the returns of the Fund and the shareholders in respect of the Portfolio Loans.

International Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

International Investing Involves Certain Risks. Certain of the Portfolio Loans may consist of obligations of obligors located in non-U.S. jurisdictions. Investing outside the United States may involve greater risks than investing in the United States. These risks may include: (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a foreign jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Portfolio Loans consisting of obligations of non-U.S. obligors may be subject to various laws enacted in their home countries for the protection of debtors or creditors, which could adversely affect the Fund’s ability to recover amounts owed. These insolvency considerations will differ depending on the country in which each obligor is located. Additionally, international borrowers can also be more exposed to geopolitical risks such as armed conflict or could become subject to sanctions, located in a country that becomes subject to sanctions or have an economic relationship with persons who become subject to sanctions or a country that is, or whose people or companies are, subject to sanctions.

The economies of individual non-U.S. countries also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources, self-sufficiency and balance of payments position. Economic and political distress in any of those countries or regions may be detrimental to the performance of the related Portfolio Loan and may increase the likelihood of financial distress or insolvency of the applicable obligor. In addition, any abandonment of the Euro, a break-up of the EU and/or any individual country leaving the EU could have a negative impact on the obligors domiciled in related countries and could have regulatory consequences that are unknown at this time.

Licensing Requirement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Licensing Requirements. Certain banking and regulatory bodies or agencies in or outside the United States may require the Fund, the Adviser and/or certain employees of the Adviser to obtain licenses or authorizations to engage in many types of lending activities including the origination of loans. It may take a significant amount of time and expense to obtain such licenses or authorizations and the Fund may be required to bear the cost of obtaining such licenses and authorizations. There can be no assurance that any such licenses or authorizations would be granted or, if granted, whether any such licenses or authorizations would impose restrictions on the Fund. Such licenses or authorizations may require the disclosure of confidential information about the Fund, Fund investors or their respective affiliates, including the identity, financial information and/or information regarding the Fund investors and their officers and trustees. The Fund may not be willing or able to comply with these requirements. Alternatively, the Adviser may be compelled to structure certain potential investments in a manner that would not require such licenses and authorizations, although such transactions may be inefficient or otherwise disadvantageous for the Fund and/or any relevant portfolio company, including because of the risk that licensing authorities would not accept such structuring alternatives in lieu of obtaining a license or authorization. The inability of the Fund or the Adviser to obtain necessary licenses or authorizations, the structuring of an investment in an inefficient or otherwise disadvantageous manner, or changes in licensing regulations, could adversely affect the Fund’s ability to implement its investment program and achieve its intended results.

Managerial Assistance Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks from Provision of Managerial Assistance and Control Person Liability. The Fund may obtain rights to participate in the governance of certain of the Fund’s portfolio companies. In such instances, the Fund typically will designate board members to serve on the boards of portfolio companies. The designation of representatives and other measures contemplated could expose the assets of the Fund to claims by a portfolio company, its security holders and its creditors, including claims that the Fund is a controlling person and thus is liable for securities laws violations and other liabilities of a portfolio company. The exercise of control over a company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, the Fund might suffer a significant loss. These measures also could result in certain liabilities in the event of the bankruptcy or reorganization of a portfolio company, could result in claims against the Fund if the designated board members violate their fiduciary or other duties to a portfolio company or fail to exercise appropriate levels of care under applicable corporate or securities laws, environmental laws or other legal principles, and could expose the Fund to claims that it has interfered in management to the detriment of a portfolio company. While the Adviser intends to operate the Fund in a way that will minimize the exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies, the Fund and the Fund investors.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Derivatives. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities and swap agreements for hedging and risk management purposes. The Fund also may use derivative instruments to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the loans, claims or securities of the subject issuer) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses that would not occur if such instruments had not been used. The use of derivative instruments may entail risks including, among others, leverage risk, volatility risk, duration mismatch risk, correlation risk and counterparty risk.

Derivative Transaction Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s Ability to Enter into Transactions Involving Derivatives and Financial Commitment Transactions May be Limited. Rule 18f-4 under the 1940 Act governs the ability of a BDC (or a registered investment company) to use derivatives and other transactions that create future payment or delivery obligations (including reverse repurchase agreements and similar financing transactions). Under the rule, BDCs that make significant use of derivatives are subject to a value-at-risk leverage limit, a derivatives risk management program, testing requirements, and requirements related to board reporting. These requirements will apply unless the BDC qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating our asset coverage ratio. The Fund currently operates as a “limited derivatives user,” and these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.

Publicly Traded Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Publicly Traded Securities. Although not the investment focus of the Fund, the Fund can hold public securities including in circumstances where a portfolio company and/or one of its subsidiaries consummates an initial public offering or is acquired by a special purpose acquisition company (a “SPAC”) while the Fund holds its equity investment or the Fund otherwise receives public securities in connection with an exit transaction or similar event involving an equity investment. Investments in public portfolio companies subject the Fund to risks that could differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, movements in the stock market and trends in the overall economy, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities at certain times (including due to the possession by the Fund or Adviser of material non-public information), increased likelihood of shareholder litigation against such companies’ board members, which could include Antares personnel, regulatory action by the applicable regulator and increased costs associated with each of the aforementioned risks.

Equity Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with Investing in Equity. In connection with sourcing of Portfolio Loans, the Fund is permitted to invest in equity securities or options or rights to acquire equity securities of a portfolio company. Investment in equity securities could also arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants. The Fund could also be forced to accept equity in certain circumstances or could choose to make equity investments in distressed companies, including in connection with restructuring investments in existing portfolio companies. Equity securities generally fluctuate in price more than bonds and can decline in value over short or extended periods. The value of equity securities generally will vary due to, among other factors, changes in a company’s financial condition and in overall market and economic conditions. Investments in equity securities of small or medium-sized market capitalization companies typically have more limited marketability and greater price volatility than the investments in the equity securities of larger companies. In addition, investments in equity can give rise to additional taxes and/or tax risks and the Fund could hold these investments through entities treated as corporations for U.S. federal tax purposes or other taxable structures which can reduce the return from such investments.

If the Fund invests in equity instruments of issuers whose performance diverges from the Adviser’s expectations, or if equity markets generally move in a single direction and the Fund has not hedged against such a general move, losses could result. The Fund also could be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, an investment in equity securities could be subject to restrictions and contingencies regarding the terms of an investment. As with other investments that the Fund can make, the value of equity securities held by the Fund could be adversely affected by actual or perceived negative events relating to such securities, the industry, or geographic areas in which a portfolio company operates or the financial markets generally. However, equity securities typically are even more susceptible to such events given their subordinate position in the portfolio company’s capital structure. As such, equity securities generally have greater price volatility than fixed income securities or debt instruments. Equity investments in distressed portfolio companies can also be more likely to experience losses. While diversification among portfolio companies can help to mitigate some of these risks, the Fund is not required to diversify its investments in equity securities and investors should expect fluctuations in the value of equity securities held by the Fund based on market conditions.

The Fund is also permitted to invest in preferred equity securities that are rated in the lower rating categories by various credit rating agencies or, more commonly, in comparable non-rated securities. Securities in the lower rating categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings and comparable non-rated securities in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower rated and comparable non-rated securities, the yields and prices of such securities are likely more volatile than those for higher rated and comparable non-rated securities. The market for lower rated and comparable non-rated securities is thinner, often less liquid and less active than that for higher rated and comparable non-rated securities, which can adversely affect the prices at which these securities can be sold and could even make it impracticable to sell such securities. Preferred securities are subordinated to bonds and other debt securities in a portfolio company’s capital structure in terms of priority for corporate income and liquidation payments. Preferred securities, therefore, will be subject to greater credit risk than those debt securities, but have priority over other types of equity securities. Depending on the features of the particular preferred security, holders could bear the risks disclosed herein regarding equity and/or fixed income securities.

Convertible Securities And Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with Investing in Convertible Securities and Warrants. The value of convertible securities and warrants will vary with the movements in the equity market and the performance of the underlying common stock, in particular. The value of such warrants, direct equity investments, and equities received upon conversion of debt instruments is dependent primarily on the success of the applicable portfolio company’s business strategy and the growth of its earnings, but also depends on general economic and equity market conditions. Their value is also affected by adverse portfolio company or market information. With respect to warrants, their value could decrease or be zero (and thus not be exercised) if the market price of the underlying securities remains lower than the specified price at which holders of warrants are entitled to buy such securities, resulting in a loss to the Fund of the purchase price of the warrant (or the embedded warrant price in the case of securities issued with warrants attached). With respect to convertible securities, as with all fixed income securities, the market value of such securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus, might not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. In evaluating a convertible security, the investment teams will give primary emphasis to the attractiveness of the underlying common stock. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the portfolio company to redeem the security, convert it into the underlying stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

The warrants, equity securities for which the warrants can be exercised, direct equity investments, and equities received upon conversion of debt instruments generally will be restricted securities that cannot readily be sold for some period of time and could be dependent on SEC registration requirements and marketing efforts required for public offerings that are outside the control of the Adviser. If the value of the equity securities underlying a warrant does not increase above the exercise price during the life of the warrant, the Adviser would permit the warrant to expire unexercised and the warrant would then have no value. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Non Controlling Equity Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with the Lack of Controlling Equity Interests in a Portfolio Company. Because the Fund does not generally expect to hold controlling equity interests in portfolio companies, the Fund, as a minority equity investor, typically will not be in a position to exercise control over its portfolio companies or to prevent decisions by management or the board of directors of portfolio companies that could decrease the value of the Fund investments. Accordingly, the Fund will be significantly reliant on the existing management and board of directors of such portfolio company and subject to the risk that a portfolio company will make business decisions with which the Adviser disagrees, and the stockholders and management of a portfolio company could take risks or otherwise act in ways that are adverse to the Fund’s interests. Furthermore, the Fund’s equity investments will typically include customary “tag-along” and/or “drag-along” rights that will permit or require the Fund to participate in a sale of its equity investment at such time as the stockholders and management of the relevant portfolio company, not the Adviser, determines. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s equity investment. There can be no assurance, however, that such minority equity investor rights will be available, or that such rights will provide sufficient protection of the Fund’s equity investment. Due to the lack of liquidity for the debt and equity investments that the Fund typically expects to hold in portfolio companies and transfer restrictions imposed on such investments, the Fund likely will not be able to dispose of the Fund’s investments in the event the Adviser disagrees with the actions of a portfolio company and could therefore suffer a decrease in the value of the Fund’s investments.

Follow On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with Follow-On Investments. Following an initial investment in a portfolio company, the Fund could have the opportunity to increase its investment in such portfolio company (such investment opportunity, a “Follow-On Investment”). However, there is no assurance that the Fund will make a Follow-on Investment or that the Fund will have sufficient funds to make all or any such investments. Any decision by the Fund not to make a Follow-On Investment or its inability to make such investments could have a substantial negative impact on a portfolio company in need of such an investment, could represent a lost opportunity for the Fund to increase its participation in a successful portfolio company, could result in the Fund’s equity investment becoming diluted or, in circumstances where the Follow-On Investment is offered at a discount to market value, could result in a loss of value for the Fund.

Total Return Swap Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Arising from Entering into a TRS Agreement. A total return swap (“TRS”) is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. For purposes of computing the Fund’s incentive fee on income and the incentive fee on capital gains, the calculation methodology will look through derivative financial instruments or swaps as if we owned the reference assets directly.

A TRS is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the TRS and the loans underlying the TRS. In addition, we may incur certain costs in connection with the TRS that could in the aggregate be significant. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with Repurchase Agreements. Subject to our investment objective and policies, we may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Securities Lending Agreements. We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, would at least equal 150% (equivalent to $2 of debt outstanding for each $1 of equity) immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (e.g., negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. If the Fund enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the Advisory Agreement, will invest the Fund’s cash collateral in accordance with the Fund’s investment objective and strategies. The Fund will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.

The Fund may invest the cash collateral received only in accordance with its investment objective, subject to the Fund’s agreement with the borrower of the securities. In the case of cash collateral, the Fund expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.

Banking Sector Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Volatility in the Banking Sector. Recent bank failures, or near failures, and declines in the share prices other U.S. and non-U.S. banks have resulted in certain banks being placed on “watch lists,” suffering ratings downgrades and/or receiving emergency funding from governments. The impact of the banking sector’s volatility on the financial system and broader economy could be significant. Continued volatility in the banking sector could cause or intensify an economic recession, make it more difficult for the Fund and/or borrowers to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained, and/or have other material adverse effects on the Fund and/or borrowers.

For certain borrowers, a large percentage of their assets are or could be held by a limited number of banks (or even a single bank). Failure of one or more banks used by a borrower could have a material adverse effect on such borrower. Cash, securities or other assets held in deposit accounts or securities accounts at a failed institution could be temporarily inaccessible or permanently lost. In these cases, the U.S. Federal Deposit Insurance Corporation (the “FDIC”) would guarantee balances up to $250,000 per bank but the accountholder would ordinarily be an unsecured creditor with respect to cash balances in excess of $250,000 held at a single bank, and therefore might not ultimately recover any value in excess such amounts.

If a bank that provides a credit facility and/or other services to the Fund or any of its borrowers fails, the Fund or borrower could be unable to draw funds under such credit facilities and might not be able to obtain replacement credit facilities or applicable other services from other lending institutions on a timely basis or on similar terms. If the Fund’s or any of its borrower’s credit facilities and accounts are provided by the same banking institution, and such banking institution fails, or one or more banks used by investors in the Fund or borrower were to fail, the Fund or borrower could be unable to, or limited in its ability to, draw capital which could create significant difficulties in funding any near-term obligations it has in respect of its investments or otherwise. If the banks with which the Fund’s borrowers have depositor or borrowing arrangements were to fail, there would be similar material adverse effects on such borrowers and the Fund. In most cases, the Adviser has no meaningful role in selecting the banks used by borrowers, and must rely on the borrower to select banking services with care. If one or more banks with whom the Fund or any of its borrowers maintains an account were to fail, the receipt and disbursement of funds by and from such account could be delayed or prevented, which could result in a default or other loss, and any deposits above the FDIC threshold could be lost.

Technology Industry Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Volatility in the Technology Industry. The market prices and values of companies operating in the technology industry - including application software, system software and consumer and business services companies - tend to exhibit a greater degree of risk and volatility than other types of investments. These companies may fall in and out of favor with the public and investors rapidly, which may cause sudden selling and dramatically lower market prices. These companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, advances in artificial intelligence and machine learning, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. Those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

Net Assets Value Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Net Asset Value Financings. Net asset value financing (“NAV financing”) requires that the amount of debt drawn under the facility does not exceed a given percentage of the NAV of the borrowing fund’s underlying investments. The NAV of such investments will fluctuate over time as they are acquired, held and disposed of. Breach of the percentage limits may require that the facility is repaid, or additional collateral (such as cash or liquid securities) posted as security. There can be no assurance that the borrowing fund will be able to meet such demands and the Fund may consequently suffer a loss. The Fund may be reliant on third parties to accurately value the underlying investments and disputes may arise with the borrower should they not agree with such a valuation. Given that NAV financing is often used by borrowers during the mid-life of a fund to add further leverage to their underlying investments, issues may arise where existing third-party leverage already exists at the level of each underlying investment (and those investment-level lenders may therefore be structurally senior to any fund-level leverage).

Liability Management Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Liability Management Transactions. Recent developments in liability management transactions by borrowers may increase in prevalence. Such techniques include, without limitation, borrowers (and sometimes a subset of existing creditors) taking advantage of flexibility provided in underlying loan documentation and limited lender protections, and borrowers seeking to raise priming debt or structurally senior debt secured by all or a portion of the existing collateral whether through up-tier cashless debt exchanges or through asset drop-down transactions while subordinating existing creditors to a subset of participating creditors. In such transactions, the existing debt of the subset of participating creditors may be exchanged at a higher exchange rate than the debt of the non-participating creditors, resulting in the participating creditors realizing increased recovery prospects which are greater than, and at the expense of, the remaining existing creditors. To the extent the Fund acquires a Portfolio Loan and subsequently is unable to participate in an up-tier cashless loan exchange, an asset drop-down transaction or another form of a liability management transaction, it may not realize the same recovery prospects on such Portfolio Loan as a participating lender in such transactions.

Business Development Company Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Regulations Governing the Fund’s Operation as a BDC. The Fund will not generally be able to issue and sell its Common Shares at a price below net asset value per share. The Fund may, however, sell Common Shares, or warrants, options or rights to acquire the Fund’s Common Shares, at a price below the then-current net asset value per share of the Fund’s Common Shares if the Fund’s Board determines that such sale is in the Fund’s best interests, and if investors approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing Common Shares or senior securities convertible into, or exchangeable for, its Common Shares, then the percentage ownership of investors at that time will decrease, and investors may experience dilution.

Qualifying Asset Requirement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund Must Invest a Sufficient Portion of Assets in Qualifying Assets. The Fund may not acquire any assets other than “qualifying assets” unless, at the time of and after giving effect to such acquisition, at least 70% of the Fund’s total assets are qualifying assets.

The Fund believes that most of the investments that it may acquire in the future will constitute qualifying assets. However, the Fund may be precluded from investing in what it believes to be attractive investments if such investments are not qualifying assets for purposes of the 1940 Act. If the Fund does not invest a sufficient portion of its assets in qualifying assets, it could violate the 1940 Act provisions applicable to BDCs. As a result of such violation, specific rules under the 1940 Act could prevent the Fund, for example, from making follow-on investments in existing portfolio companies (which could result in the dilution of its position) or could require the Fund to dispose of investments at inappropriate times in order to come into compliance with the 1940 Act. If the Fund needs to dispose of such investments quickly, it could be difficult to dispose of such investments on favorable terms. The Fund may not be able to find a buyer for such investments and, even if a buyer is found, the Fund may have to sell the investments at a substantial loss. Any such outcomes would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

If the Fund does not maintain its status as a BDC, it would be subject to regulation as a registered closed-end management investment company under the 1940 Act. As a registered closed-end management investment company, the Fund would be subject to substantially more regulatory restrictions under the 1940 Act which would significantly decrease its operating flexibility.

Public Company Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

As a Public Company, the Fund is Subject to Regulations Not Applicable to Private Companies, Such as Provisions of the Sarbanes-Oxley Act. Efforts to Comply with Such Regulations will Involve Significant Expenditures, and Non-Compliance with Such Regulations May Adversely Affect the Fund. As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Following the transition period established by rules of the SEC, our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until there is a public market for our Common Shares, which is not expected to occur.

Pay To Play Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Relating to Pay-to-Play Laws, Regulations and Policies. Many states, their subdivisions and associated pension plans have adopted so-called “pay-to-play” laws, rules, regulations or policies which prohibit, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities by individuals and entities seeking to do business with related entities, including seeking investments by public retirement funds in collective investment funds such as the Fund. The SEC also has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation with respect to a government plan investor for two years after the adviser or certain of its executives or employees makes a contribution to certain elected officials or candidates for certain elected offices. If the Adviser or the Adviser’s respective employees or affiliates violate such pay-to-play laws, rules, regulations or policies, such non-compliance could have an adverse effect on the Fund by, for example, providing the basis for the ability of such government-affiliated pension plan investor to cease funding its obligations to the Fund or to withdraw from the Fund.

Controlled Group Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Arising from Potential Controlled Group Liability. Under certain circumstances it would be possible for the Fund, along with its affiliates, to obtain a controlling interest in certain portfolio companies. This could occur, for example, in connection with a workout of the portfolio company’s debt obligations or a restructuring of the portfolio company’s capital structure. There is a risk that the Fund (along with its affiliates) would be treated as engaged in a “trade or business” for purposes of ERISA or Section 4975 of the Code’s controlled group rules. In such an event, the Fund could be jointly and severally liable for a portfolio company’s liabilities with respect to the underfunding of any pension plans which such portfolio company sponsors or to which it contributes. Any of such liabilities that the portfolio company is not able to satisfy could, thereby, become the responsibility of the Fund, causing it to incur potentially significant, unexpected liabilities for which reserves were not established.

Emerging Growth Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Related to Being an “Emerging Growth Company”. We are and will remain an “emerging growth company” as defined in the JOBS Act until the earlier of (a) the last day of the fiscal year (i) in which we have total annual gross revenue of at least $1.235 billion, or (ii) in which we are deemed to be a large accelerated filer, which means the market value of our shares that is held by non-affiliates exceeds $700 million as of the date of our most recently completed second fiscal quarter, and (b) the date on which we have issued more than $1.0 billion in non-convertible debt during the prior three- year period. For so long as we remain an “emerging growth company,” we may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act. We cannot predict if investors will find our shares less attractive because we will rely on some or all of these exemptions. If some investors find our shares less attractive as a result, there may be a less active trading market for our shares and our share price may be more volatile.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the 1933 Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to opt out of the extended transition period for complying with new or revised accounting standards.

Regulation Best Interest Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Arising from Compliance with the SEC’s Regulation Best Interest. Broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonably available alternatives in the best interests of their clients. There are likely alternatives to us that are reasonably available to you, through your broker or otherwise, and those alternatives may be less costly or have a lower investment risk. Among other alternatives, listed BDCs may be reasonable alternatives to an investment in our Common Shares, and may feature characteristics like lower cost, less complexity, and lesser or different risks. Investments in listed securities also often involve nominal or zero commissions at the time of initial purchase. The impact of Regulation Best Interest on broker-dealers participating in our offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend this offering to retail customers. If Regulation Best Interest reduces our ability to raise capital in this offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objective and would result in our fixed operating costs representing a larger percentage of our gross income.

Under Regulation Best Interest, high cost, high risk and complex products may require greater scrutiny by broker-dealers and their salespersons before they recommend such products. There are likely alternatives to us that are reasonably available to you, through your broker or otherwise, and those alternatives may be less costly or have lower investment risk. Among other alternatives, listed BDCs may be reasonable alternatives to an investment in our Common Shares, and may feature characteristics like lower cost, less complexity, and lesser or different risks. Investments in listed securities also often involve nominal or zero commissions at the time of initial purchase. Currently, there is no administrative or case law interpreting Regulation Best Interest and the full scope of its applicability on brokers participating in our offering cannot be determined at this time.

Speculative Warrant Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to Risks Associated with the Speculative Nature of Warrants and Other Forms of Equity Investment Returns. The value of any warrants that the Fund receives in connection with extending loans is dependent on the value of the equity securities for which the warrants can be exercised. The value of such warrants, direct equity investments, and equities received upon conversion of debt instruments is dependent primarily on the success of a portfolio company’s business strategy and the growth of its earnings, but also depends on general economic and equity market conditions. The prospects for achieving consistent profitability in the case of many of the portfolio companies are speculative. The warrants, equity securities for which the warrants can be exercised, direct equity investments, and equities received upon conversion of debt instruments generally will be restricted securities that cannot readily be sold for some period of time and could be dependent on SEC registration requirements and marketing efforts required for public offerings that are outside the control of the Adviser. If the value of the equity securities underlying a warrant does not increase above the exercise price during the life of the warrant, the Adviser would permit the warrant to expire unexercised and the warrant would then have no value.

Regulated Investment Company Qualification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is Subject to RIC Qualification Risks. To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Distribution Payment Difficulty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund May Experience Difficulty with Paying Required Distributions. For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus may become subject to corporate-level income tax. The resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Corporate Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Some Investments May be Subject to Corporate-Level Income Tax. We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

Special Tax Issue Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Portfolio Investments May Present Special Tax Issues. We expect to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues. U.S. federal income tax rules are not entirely clear about certain issues related to such investments such as when we may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by us, to the extent necessary, to distribute sufficient income to preserve our tax status as a RIC and minimize the extent to which we are subject to U.S. federal income or excise tax.

Publicly Offered Regulated Investment Company Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If We Are Not Treated as a “Publicly Offered Regulated Investment Company,” as Defined in the Code, Our Shareholders That Are Individuals, Trusts or Estates Will Be Taxed as Though They Received a Distribution of Some of Our Expenses. We expect to be treated initially as a “publicly offered regulated investment company” as a result of either (1) Common Shares and our preferred shares collectively being held by at least 500 persons at all times during a taxable year, (2) Common Shares being continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act) or (3) Common Shares being treated as regularly traded on an established securities market. However, we cannot assure you that we will be treated as a publicly offered regulated investment company for all years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend for U.S. federal income tax purposes from us in the amount of such U.S. shareholder’s allocable share of the management and incentive fees paid to our investment adviser and certain of our other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. Miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate.

Tax Law Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislative or Regulatory Tax Changes Could Adversely Affect Investors. At any time, the U.S. federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments. Recently enacted tax legislation, commonly known as the “One Big Beautiful Bill Act,” extended many of the tax law provisions that were set to expire in 2025 and included certain new provisions (and other amendments) to the Code. Investors are urged to consult with their own tax advisors with respect to the impact of the legislative changes on an investment in our Common Shares.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		320 South Canal Street
Entity Address, Address Line Two		Ste 4200
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
Contact Personnel Name		Malvika Gupta
Morgan Stanley Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 910,419	$ 110,194
Senior Securities Coverage per Unit	[3]			$ 1,771.3	$ 6,784.9
Preferred Stock Liquidating Preference	[4]			$ 0	$ 0
Revolving Credits Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 40,000
Senior Securities Coverage per Unit	[3]			$ 1,771.3
Preferred Stock Liquidating Preference	[4]			$ 0
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[5]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]	2.00%
Management Fees [Percent]	[7],[8]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[9]	6.54%
Distribution/Servicing Fees [Percent]	[7],[10]	0.85%
Incentive Fees [Percent]	[7],[11]	1.21%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[12]	0.64%
Total Annual Expenses [Percent]	[7]	10.49%
Expense Example, Year 01		$ 93
Expense Example, Years 1 to 3		267
Expense Example, Years 1 to 5		426
Expense Example, Years 1 to 10		$ 768
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]			Class S
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[5]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]	2.00%
Management Fees [Percent]	[7],[8]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[9]	6.54%
Distribution/Servicing Fees [Percent]	[7],[10]	0.25%
Incentive Fees [Percent]	[7],[11]	1.21%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[12]	0.64%
Total Annual Expenses [Percent]	[7]	9.89%
Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		251
Expense Example, Years 1 to 5		403
Expense Example, Years 1 to 10		$ 737
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]			Class D
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[5]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]	2.00%
Management Fees [Percent]	[7],[8]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[9]	6.54%
Distribution/Servicing Fees [Percent]	[7],[10]	0.00%
Incentive Fees [Percent]	[7],[11]	1.21%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[12]	0.64%
Total Annual Expenses [Percent]	[7]	9.64%
Expense Example, Year 01		$ 84
Expense Example, Years 1 to 3		244
Expense Example, Years 1 to 5		394
Expense Example, Years 1 to 10		$ 724
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]			Class I
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			32,378,175
Class S Shares - Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 99
Expense Example, Years 1 to 3		283
Expense Example, Years 1 to 5		449
Expense Example, Years 1 to 10		798
Class D Shares - Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		93
Expense Example, Years 1 to 3		267
Expense Example, Years 1 to 5		427
Expense Example, Years 1 to 10		769
Class I Shares - Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		91
Expense Example, Years 1 to 3		261
Expense Example, Years 1 to 5		417
Expense Example, Years 1 to 10		$ 757

[1]	The Company commenced operations on November 5, 2024. Metrics are based on the period of November 5, 2024 through December 31, 2024.
[2]	Total amount of each class of senior securities outstanding at the end of the period presented.
[3]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[4]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
[5]	The Fund will not charge investors an upfront sales load with respect to Class S shares, Class D shares or Class I shares; however, if you buy Class S shares, Class D shares or Class I shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares, a 2.0% cap on NAV for Class D shares and a 2.0% cap on NAV for Class I shares. Please consult your selling agent for additional information.
[6]	Under our share repurchase program, to the extent we offer to repurchase Common Shares in any particular quarter, Common Shares that have not been outstanding for at least one year will be subject to a fee of 2.0% of the relevant NAV. The one-year holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction may be waived, at our discretion, in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[7]	Estimated average net assets of $875 million for the fiscal year ending December 31, 2026 was employed as the denominator for the expense ratio computation. Actual net assets will depend on the number of Common Shares we actually sell, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any.
[8]	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% of the value of our net assets as of the beginning of the first business day of the applicable month.
[9]	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 113% of our weighted average net assets for the fiscal year ending on December 31, 2026, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 5.75%. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of Common Shares registered in this offering and the availability of financing in the market.
[10]	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Distributor and/or a participating broker: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares, and (b) for Class D shares, a shareholder servicing fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. No shareholder servicing or distribution fees will be paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which Common Shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, as required by exemptive relief that allows us to offer multiple classes of Common Shares, at the end of the month in which the Distributor in conjunction with the Transfer Agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Distributor or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares and Class D shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S or Class D shares. See “Plan of Distribution” and “Estimated Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
[11]	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts: ● The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below), for each calendar quarter subject to a 6.0% annualized hurdle rate, with a catch-up. ● The second part of the incentive is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains, from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.
[12]	“Other expenses” include accounting, legal and auditing fees, custodian and transfer agent fees, reimbursement of expenses to our Administrator, organization and offering expenses, insurance costs and fees payable to our Trustees, as discussed in “Plan of Operation.” “Other expenses” represent the estimated annual other expenses of the Fund and its subsidiaries based on annualized other expenses for the current fiscal year ending December 31, 2026 and estimated average net assets of $875 million for the fiscal year ending December 31, 2026. “Other expenses” do not include additional expense support payments or reimbursements.